        As filed with the Securities and Exchange Commission on October 13, 2006


                                                     1933 Act File No. 033-19862
                                                     1940 Act File No. 811-05460

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. ____                                   [ ]


     Post-Effective Amendment No. 39                                    [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Amendment No. 43                                                   [X]


                          AIM TREASURER'S SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (713) 626-1919


                                  John M. Zerr
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                     (Name and Address of Agent for Service)


                                  ------------

                                   Copies to:


      Stephen R. Rimes, Esq.            Martha J. Hays, Esq.
      A I M Advisors, Inc.              Ballard Spahr Andrews &
      11 Greenway Plaza, Suite 100      Ingersoll, LLP
      Houston, TX  77046                1735 Market Street, 51st Floor
                                        Philadelphia, PA 19103-7599


                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)


[ ]  on (date), pursuant to paragraph (b)


[ ]  60 days after filing pursuant to paragraph (a)(1)


[X]  on (December 14, 2006) pursuant to paragraph (a)(1)


[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date), pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                               PREMIER PORTFOLIO
                                                    PREMIER TAX-EXEMPT PORTFOLIO
                                         PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                                                                     PROSPECTUS

                                                              DECEMBER 14, 2006


Premier Portfolio, Premier Tax-Exempt Portfolio, and Premier U.S. Government Money Portfolio seek to provide a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Investor Class shares of these funds. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to existing investors. Please see the section of the prospectus entitled "Purchasing Shares--Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

Although the funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that any of them will be able to do so.

An investment in a fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.
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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
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TABLE OF CONTENTS
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY                                  1
------------------------------------------------------

PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fee Table                                            5
Expense Example                                      5
Hypothetical Investment and Expense
  Example                                            6

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS           6
------------------------------------------------------

DISCLOSURE PORTFOLIO HOLDINGS                        9
------------------------------------------------------

FUND MANAGEMENT                                     10
------------------------------------------------------
The Advisor                                         10
Advisor Compensation                                11

OTHER INFORMATION                                   11
------------------------------------------------------
Dividends and Distributions                         11

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com, are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc., and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

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RISK/RETURN SUMMARY

--------------------------------------------------------------------------------


Investment Objective.................. Each fund's investment objective is to seek a high level of current income
                                       consistent with the preservation of
                                       capital and the maintenance of liquidity.



Primary Investment Strategies



All Funds............................. In selecting securities for the funds'
                                       portfolio, the portfolio managers focus
                                       on securities that have favorable
                                       prospects for current income consistent
                                       with the preservation of capital and the maintenance of liquidity.



                                       The funds invest in accordance with
                                       industry-standard requirements for money market funds for the quality, maturity and diversification of investments.



Premier Portfolio..................... Premier Portfolio invests primarily in high-quality U.S. dollar-denominated
                                       short-term debt obligations, including:
                                       (i) securities issued by the U.S.
                                       Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.



                                       Premier Portfolio may invest in U.S.
                                       dollar-denominated foreign securities.



Premier Tax-Exempt Portfolio.......... Premier Tax-Exempt Portfolio invests only in high-quality U.S. dollar-denominated
                                       short term debt obligations, including:
                                       (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents.



                                       Premier Tax-Exempt Portfolio invests,
                                       normally, at least 80% of its assets in
                                       debt securities that (1) pay interest
                                       that is excluded from gross income for
                                       federal income tax purposes, and (2) do
                                       not produce income that will be
                                       considered to be an item of preference
                                       for purposes of the alternative minimum
                                       tax.



Premier U.S. Government Money
Portfolio............................. Premier U.S. Government Money Portfolio
                                       seeks to meet its objective by investing, normally, at least 80% of its assets in
                                       (i) direct obligations of the U.S.
                                       Treasury, (ii) other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above.



Principal Risks....................... Among the principal risks of investing in the funds, which could adversely affect
                                       its net asset value, yield and total
                                       return are:



All Funds..................................................      Money Market Fund Risk            Interest Rate Risk
                                                                 Management Risk                   Market Risk

Premier Portfolio..........................................      Repurchase Agreement Risk         Credit Risk
                                                                 U.S. Government Obligations Risk  Municipal Securities Risk
                                                                 Foreign Securities Risk
Concentration Risk



Premier Tax-Exempt Portfolio...............................      Credit Risk                       Municipal Securities Risk
                                                                 Foreign Securities Risk           Synthetic Municipal
                                                                 Concentration Risk                  Securities Risk

Premier U.S. Government Money Fund.........................      U.S. Government Obligations Risk  Repurchase Agreement Risk



                                       Please see "Investment Objective,
                                       Strategies and Risks" for a description
                                       of these risks and other risks of
                                       investing in the funds.

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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
    -----------------------------------------------------------------------


                                       Although the funds seek to preserve the
                                       value of your investment at $1.00 per
                                       share, it is possible to lose money by
                                       investing in the funds. Additionally,
                                       each fund's yield will vary as the
                                       short-term securities in its portfolio
                                       mature or are sold, and the proceeds are reinvested in other securities. An investment in the funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.




                                        2
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PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and table shown below provide an indication of the risks of investing in the funds. The funds' past performance is not necessarily an indication of their future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of each fund's Investor Class shares from year to year.

PREMIER PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................   5.30%
1997...................................................................   5.48%
1998...................................................................   5.43%
1999...................................................................   5.04%
2000...................................................................   6.34%
2001...................................................................   3.87%
2002...................................................................   1.55%
2003...................................................................   1.03%
2004...................................................................   1.27%
2005...................................................................   [  ]%



PREMIER TAX-EXEMPT PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................    3.45%
1997...................................................................    3.74%
1998...................................................................    3.47%
1999...................................................................    3.17%
2000...................................................................    4.09%
2001...................................................................    2.68%
2002...................................................................    1.29%
2003...................................................................    0.97%
2004...................................................................    1.08%
2005...................................................................    [  ]%


                                        3
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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
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PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................    4.59%
1997...................................................................    4.70%
1998...................................................................    4.64%
1999...................................................................    4.29%
2000...................................................................    5.54%
2001...................................................................    3.11%
2002...................................................................    0.90%
2003...................................................................    0.37%
2004...................................................................    0.56%
2005...................................................................    [  ]%




The funds' year-to-date total returns as of September 30, 2006 were as follows:



                                YEAR-TO-DATE TOTAL RETURN
             FUND                 (SEPTEMBER 30, 2006)
---------------------------------------------------------
Premier Portfolio Investor              %
  Class
Premier Tax-Exempt Portfolio            %
  Investor Class
Premier U.S. Government Money           %
  Portfolio Investor Class
---------------------------------------------------------



                                 HIGHEST QUARTERLY RETURN    LOWEST QUARTERLY RETURN
FUND                                 (QUARTER ENDED)             (QUARTER ENDED)
--------------------------------------------------------------------------------------
Premier Portfolio Investor      [1.62% September 30, 2000     [0.23% March 31, 2004]
  Class                           and December 31, 2000]
Premier Tax-Exempt Portfolio    [1.08% December 31, 2000]   [0.20% September 30, 2003]
  Investor Class
Premier U.S. Government Money   [1.44% September 30, 2000]  [0.06% December 31, 2003,
  Portfolio Investor Class                                   March 31, 2004 and June
                                                                    30, 2004]
--------------------------------------------------------------------------------------


PERFORMANCE TABLE

The following performance table reflects the performance of the Investor Class shares of the funds over the periods indicated.


AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------------------
(for the periods ended
DECEMBER 31, 2005)               1 YEAR    5 YEARS    10 YEARS
---------------------------------------------------------------
Premier Portfolio(1,2)                %          %          %
Premier Tax-Exempt
  Portfolio(1,2)                      %          %          %
Premier U.S. Government Money
  Portfolio(1,2)                      %          %          %
---------------------------------------------------------------


(1) For the current seven-day yields of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, call (800) 959-4246.
(2) Total return figures include reinvested dividends and capital gain distributions and the effect of the class's expenses.

                                        4
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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
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FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.


SHAREHOLDER FEES
----------------------------------------------------------------------------------------
                                                     PREMIER          PREMIER
(fees paid directly from                PREMIER      TAX-EXEMPT     U.S. GOVERNMENT
your investment)                        PORTFOLIO    PORTFOLIO      MONEY PORTFOLIO(1)
----------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases
(as a percentage of
offering price)                            None          None               None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                         None          None               None
----------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------
(expenses that are                                   PREMIER          PREMIER
deducted from                           PREMIER      TAX-EXEMPT     U.S. GOVERNMENT
fund assets)                            PORTFOLIO    PORTFOLIO      MONEY PORTFOLIO(1)
----------------------------------------------------------------------------------------
Management Fees                                %             %                 %(2)
Distribution and/or Service (12b-1)
  Fees                                     None          None              None
Other Expenses(3)
Total Annual Fund Operating Expenses
Fee Waiver                                                 --
Net Annual Fund Operating Expenses
----------------------------------------------------------------------------------------



[(1) Expenses have been restated to reflect the new 0.25% management fee rate and the payment by the Premier U.S. Government Money Portfolio's investment advisor of the fund's expenses.

(2) The Board of Trustees and the shareholders of the fund have approved a new investment advisory agreement for the fund, effective February 25, 2005. Pursuant to the new investment advisory agreement, the management fee for the fund has been changed to 0.25% of the fund's average daily net assets.
(3) Pursuant to the funds' investment advisory agreement, the funds' investment advisor bears all expenses incurred by the fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the fund in connection with securities transactions to which the fund is a party or in connection with securities owned by the fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounted principles applicable to investment companies. There can be no guarantee that the fund will not incur these types of expenses, in which case the fund could have higher total annual operating expenses than reflected in the table.

(4) Effective June 30, 2005, the funds' investment advisor has contractually agreed to waive, on an annual basis, management fees equal to 0.08% of the fund's average daily net assets. The expense limitation is in effect through August 31, 2006.]


If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    Each fund consists of two classes of shares, Investor Class and Institutional Class, that share a common investment objective and portfolio of investments. The two classes differ with respect to, among other things, purchase and redemption options, exchange privileges and timing of purchase and redemption orders and dividend accruals.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The expense example assumes you:

    (i)  invest $10,000 in the fund for the time periods indicated;

    (ii) redeem all of your shares at the end of the periods indicated;


    (iii) earn a 5% return on your investment before operating expenses each year;


    (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and,


    (v) incur the applicable initial sales charges (see "Shareholder Information -- Choosing a Share Class" section of this prospectus for applicability of initial sales charge).


    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Premier Portfolio                           $         $        $          $
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
--------------------------------------------------------------------------------


                                        5
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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
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HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



- You invest $10,000 in the fund and hold it for the entire 10 year period;



- Your investment has a 5% return before expenses each year;



- The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;




    There is no assurance that the annual expense ratio will be the expense ratio for the fund class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


PREMIER PORTFOLIO
INVESTOR CLASS                    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------
Annual Expense Ratio                    --%          --%          --%          --%          --%
Cumulative Return Before
  Expenses                              --%          --%          --%          --%          --%
Cumulative Return After
  Expenses                              --%          --%          --%          --%          --%
End of Year Balance             $       --   $       --   $       --   $       --   $       --
Estimated Annual Expenses       $       --   $       --   $       --   $       --   $       --
----------------------------------------------------------------------------------------------

PREMIER PORTFOLIO
INVESTOR CLASS                    YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio                    --%          --%          --%          --%          --%
Cumulative Return Before
  Expenses                              --%          --%          --%          --%          --%
Cumulative Return After
  Expenses                              --%          --%          --%          --%          --%
End of Year Balance             $       --   $       --   $       --   $       --   $       --
Estimated Annual Expenses       $       --   $       --   $       --   $       --   $       --
----------------------------------------------------------------------------------------------


PREMIER TAX-EXEMPT PORTFOLIO
INVESTOR CLASS                    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------
Annual Expense Ratio                    --%          --%          --%          --%          --%
Cumulative Return Before
  Expenses                              --%          --%          --%          --%          --%
Cumulative Return After
  Expenses                              --%          --%          --%          --%          --%
End of Year Balance             $       --   $       --   $       --   $       --   $       --
Estimated Annual Expenses       $       --   $       --   $       --   $       --   $       --
----------------------------------------------------------------------------------------------

PREMIER TAX-EXEMPT PORTFOLIO
INVESTOR CLASS                    YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
----------------------------------------------------------------------------------------------
Annual Expense Ratio                    --%          --%          --%          --%          --%
Cumulative Return Before
  Expenses                              --%          --%          --%          --%          --%
Cumulative Return After
  Expenses                              --%          --%          --%          --%          --%
End of Year Balance             $       --   $       --   $       --   $       --   $       --
Estimated Annual Expenses       $       --   $       --   $       --   $       --   $       --
----------------------------------------------------------------------------------------------


PREMIER U.S. GOVERNMENT
MONEY PORTFOLIO
INVESTOR CLASS                    YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------
Annual Expense Ratio                    --%          --%          --%          --%          --%
Cumulative Return Before
  Expenses                              --%          --%          --%          --%          --%
Cumulative Return After
  Expenses                              --%          --%          --%          --%          --%
End of Year Balance             $       --   $       --   $       --   $       --   $       --
Estimated Annual Expenses       $       --   $       --   $       --   $       --   $       --
----------------------------------------------------------------------------------------------

PREMIER U.S. GOVERNMENT
MONEY PORTFOLIO
INVESTOR CLASS                    YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
----------------------------------------------------------------------------------------------
Annual Expense Ratio                    --%          --%          --%          --%          --%
Cumulative Return Before
  Expenses                              --%          --%          --%          --%          --%
Cumulative Return After
  Expenses                              --%          --%          --%          --%          --%
End of Year Balance             $       --   $       --   $       --   $       --   $       --
Estimated Annual Expenses       $       --   $       --   $       --   $       --   $       --
----------------------------------------------------------------------------------------------



INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------


OBJECTIVE AND STRATEGIES



The funds' investment objective is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity.



    The funds invest in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.



    The funds' investments in the types of securities described in this prospectus varies from time to time, and at any time, the funds may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.



    Each fund typically maintains a portion of its assets in cash. The funds hold cash to handle their daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by a fund may increase if the fund takes a temporary defensive position. The funds may take a temporary defensive position when they receive unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash is likely to negatively affect the funds' investment results.


                                        6
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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
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PREMIER PORTFOLIO



Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.


    Premier Portfolio maintains a weighted average maturity of 90 days or less.


    Premier Portfolio may invest in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.



    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.



PREMIER TAX-EXEMPT PORTFOLIO



Premier Tax-Exempt Portfolio normally invests at least 80% of its assets in securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax.



    Premier Tax-Exempt Portfolio invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.



    Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies, instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.



    Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party demand feature and variable tender fees are, treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.



    Premier Tax-Exempt Portfolio may invest up to 20% of its net assets in money market instruments that may be subject to federal taxes, including Treasury securities, repurchase agreements, bankers' acceptances, commercial paper, U.S. dollar-denominated foreign securities and master notes.



    In addition, some of the fund's investments, whether or not foreign securities, may be backed by foreign guarantees and therefore subject to foreign credit exposure.



    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.



PREMIER U.S. GOVERNMENT MONEY PORTFOLIO



Premier U.S. Government Money Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in (i) direct obligations of the U.S. Treasury, (ii) other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality.



    Premier U.S. Government Money Portfolio purchases securities with maturities of 397 days or less. The fund maintains a weighted average maturity of 90 days or less.



    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.



RISKS RELATED TO ALL FUNDS


The principal risks of investing in the funds are:


    Money Market Fund Risk--The funds are money market funds and an investment in the funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the funds. Additionally, the funds' yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.



    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.



    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the funds' portfolio managers will produce the desired results.



    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.

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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
    -----------------------------------------------------------------------


ADDITIONAL PRINCIPAL RISKS RELATED TO PREMIER PORTFOLIO



    Repurchase Agreement Risk--The fund may enter into repurchase agreements. If the seller of a repurchase agreement in which the funds invest defaults on its obligation or declares bankruptcy, the funds may experience delays in selling the securities underlying the repurchase agreement. As a result, the funds may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.



    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.



    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.



    Municipal Securities Risk--The value of investment, payment of interest, and repayment of principal may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, changes in tax codes, IRS rulings, and the economies of the issuer's geographic location.



    Foreign Securities Risk--Foreign securities and securities which carry foreign credit exposure may have additional risks, including relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.



    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.



ADDITIONAL PRINCIPAL RISKS RELATED TO PREMIER TAX-EXEMPT PORTFOLIO



Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.



    Municipal Securities Risk--The value of investment, payment of interest, and repayment of principal may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, changes in tax codes, IRS rulings, and the economies of the issuer's geographic location.



    Foreign Securities Risk--U.S. dollar denominated foreign securities and securities which carry foreign credit exposure may have additional risks, including decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.



    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream underlying securities held as collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.



    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
    -----------------------------------------------------------------------


ADDITIONAL PRINCIPAL RISKS RELATED TO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO



U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.



    Repurchase Agreement Risk--The fund may enter into repurchase agreements. If the seller of a repurchase agreement in which the funds invest defaults on its obligation or declares bankruptcy, the funds may experience delays in selling the securities underlying the repurchase agreement. As a result, the funds may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The funds' portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the funds' first and third fiscal quarter-ends. In addition, portfolio holdings information for the funds are available at http://www.aiminvestments.com. To reach this information, access the funds' overview page on the website. Links to the following fund information are located in the upper right side of this website page:


---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION                                           WEBSITE POSTING                             POSTED ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Top ten holdings as of month-end        15 days after month-end                      Until posting of the following month's top
                                                                                      ten holdings
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       30 days after calendar quarter-end           For one year
 calendar quarter-end
---------------------------------------------------------------------------------------------------------------------------------



A description of the fund's policies and procedures with respect to the disclosure of the funds' portfolio holdings are available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
    -----------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the funds' investment advisor and is responsible for their day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment objectives.



    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
    -----------------------------------------------------------------------

ADVISOR COMPENSATION


During the fiscal year ended August 31, 2006, the advisor received compensation of [0.19]% of Premier Portfolio's average daily net assets and [0.25]% of Premier Tax-Exempt Portfolio's average daily net assets. The advisor received [no compensation] from Premier U.S. Government Money Portfolio due to voluntary expense limitation agreements between the advisor and the fund. The advisor is responsible for all of the funds' expenses, other than (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the fund in connection with securities transactions to which the fund is a party or in connection with securities owned by the fund and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2006.


OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
The funds expect that their distributions, if any, will consist primarily of income.

DIVIDENDS

The funds generally declare dividends on each business day and pay any dividends monthly. A business day is any day that the New York Stock Exchange (NYSE) is open for business. The funds are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The funds also may close early on a business day if the Bond Market Association recommends that government securities dealers close early.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute net realized capital gains (including net short-term capital gains), if any, annually. The funds do not expect to realize any long-term capital gains or losses.

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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
    -----------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).


    This information has been audited by independent registered public accountants, whose report, along with the financial statements, is included in the funds' annual reports, which are available upon request.




                                                                          PREMIER PORTFOLIO--INVESTOR CLASS
                                                     ----------------------------------------------------------------------------
                                                                                                              YEAR ENDED MAY 31,
                                                          YEAR ENDED AUGUST 31,          THREE MONTHS
                                                     --------------------------------       ENDED            --------------------
                                                       2006        2005        2004      AUGUST 31, 2003       2003        2002
                                                     --------    --------    --------    ----------------    --------    --------
Net asset value, beginning of period                 $           $           $               $               $           $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gains on securities
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Less dividends from net investment income
=================================================================================================================================
Net asset value, end of period                       $           $           $               $               $           $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                              %           %           %               %               %           %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $           $           $               $               $           $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           %(b)         %          %(c)             %              %           %
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        %(b)         %          %(c)             %              %           %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                     %(b)         %          %(c)             %              %           %
_________________________________________________________________________________________________________________________________
=================================================================================================================================



[(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.]


[(b) Ratios are based on average daily net assets of $458,271,689.]


[(c) Annualized.]

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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
    -----------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                        PREMIER TAX-EXEMPT PORTFOLIO--INVESTOR CLASS
                                                           ----------------------------------------------------------------------
                                                                    YEAR ENDED                                     YEAR ENDED
                                                                    AUGUST 31,              THREE MONTHS            MAY 31,
                                                           -----------------------------       ENDED           ------------------
                                                            2006       2005       2004      AUGUST 31, 2003     2003       2002
                                                           -------    -------    -------    ---------------    -------    -------
Net asset value, beginning of period                       $          $          $              $              $          $
---------------------------------------------------------------------------------------------------------------------------------
Net investment income
=================================================================================================================================
Less dividends from net investment income
=================================================================================================================================
Net asset value, end of period                             $          $          $              $              $          $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   %          %          %              %              %          %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $          $          $              $              $          $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           %(b)        %         %(c)            %             %          %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              %(b)        %         %(c)            %             %          %
_________________________________________________________________________________________________________________________________
=================================================================================================================================



[(a) Includes adjustments in accordance with accounting principles generally accepted in the United States and is not annualized for periods less than one year.]


[(b) Ratios are based on average daily net assets of $26,257,758.]


[(c) Annualized.]

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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
    -----------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                  PREMIER U.S. GOVERNMENT MONEY PORTFOLIO--INVESTOR CLASS
                                                           ----------------------------------------------------------------------
                                                                    YEAR ENDED                                     YEAR ENDED
                                                                    AUGUST 31,              THREE MONTHS            MAY 31,
                                                           -----------------------------       ENDED           ------------------
                                                            2006       2005       2004      AUGUST 31, 2003     2003       2002
                                                           -------    -------    -------    ---------------    -------    -------
Net asset value, beginning of period                       $          $          $              $              $          $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income
=================================================================================================================================
Net asset value, end of period                             $          $          $              $              $          $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   %          %          %              %              %          %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $          $          $              $              $          $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  %(b)        %         %(c)            %             %          %
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               %(b)        %         %(c)            %             %          %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              %(b)        %         %(c)            %             %          %
_________________________________________________________________________________________________________________________________
=================================================================================================================================



[(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.]


[(b) Ratios are based on average daily net assets of $35,026,234.]


[(c) Annualized.]

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

All of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(4)          CLASS C           CLASS R           INVESTOR CLASS
---------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial sales  - No initial      - No initial      - No initial
  charge               sales charge      charge              sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent        - Contingent      - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales      deferred sales    contingent        deferred sales
  charge for           charge            charge on           charge on         deferred sales    charge
  certain                                redemptions         redemptions       charge(2)
  purchases(2)                           within six years    within one
                                                             year(7)

- Lower              - 12b-1 fee of    - 12b-1 fee of      - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.25%             1.00%               1.00%(8)          0.50%             0.25%(3)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense
  Example")(3)

                     - Does not        - Converts to       - Does not        - Does not        - Does not
                       convert to        Class A shares      convert to        convert to        convert to
                       Class A shares    on or about the     Class A shares    Class A shares    Class A shares
                                         end of the month
                                         which is at
                                         least eight
                                         years after the
                                         date on which
                                         shares were
                                         purchased along
                                         with a pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                         distributions(5)

- Generally more     - Available only  - Purchase orders   - Generally more  - Generally,      - Closed to new
  appropriate for      for a limited     limited to          appropriate       only available    investors,
  long-term            number of         amount less than    for short-term    to employee       except as
  investors            funds             $100,000(6)         investors         benefit           described in
                                                           - Purchase          plans(10)         the
                                                             orders limited                      "Purchasing
                                                             to amount less                      Shares -- Grandfathered
                                                             than                                Investors"
                                                             $1,000,000(9)                       section of
                                                                                                 your
                                                                                                 prospectus
---------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details.

 (1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

 (2) A contingent deferred sales charge may apply in some cases.

 (3) Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.

 (4) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

 (5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.



 (6) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

 (7) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund.

 (8) Class C shares of AIM Floating Rate Fund have a Rule 12b-1 fee of 0.75%.

MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------


 (9) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(10) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. In addition, information on sales charges is also available, free of charge, on the fund's website, www.aiminvestments.com under the tab "My Account", Service Center, as well as in the fund's Statement of Additional Information, which is also available free of charge. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The funds are grouped into four categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

CATEGORY IV INITIAL SALES CHARGES
------------------------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay:

- an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

- an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund; or

- an initial sales charge or a CDSC on Investor Class shares of any fund.

                                                                      MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASE OF CLASS A SHARES AT NET ASSET VALUE

Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

    Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares:

- A I M Management Group Inc., and its affiliates, or their clients;

- Any current or retired officer, director, trustee or employee (and members of their Immediate Family) of A I M Management Group Inc., its affiliates or The AIM Family of Funds, and any foundation, trust, employee benefit plan or deferred compensation plan established exclusively for the benefit of, or by, such persons;

- Sales representatives and employees (and members of their Immediate Family) of selling group members of financial institutions that have arrangements with such selling group members;

- Purchases through approved fee-based programs;

- Employer-sponsored retirement plans that are Qualified Purchasers, provided that:

 a. a plan's assets are at least $1 million;

 b. there are at least 100 employees eligible to participate in the plan; or

 c. all plan transactions are executed through a single omnibus account per AIM fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that retirement plans maintained pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, (the Code) are not eligible to purchase shares at net asset value based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code;

- Shareholders of Investor Class shares of an AIM fund;

- Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code;

- Insurance company separate accounts;

- Transfers to IRAs that are attributable to AIM fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

- Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPs, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.

For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, or a description of any defined term used above, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available on that same website or upon request free of charge.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you currently own Class A shares of a Category I, II or IV fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES OF FUNDS OTHER THAN AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS C SHARES OF AIM ENHANCED SHORT BOND FUND AND AIM SHORT-TERM BOND FUND

You can purchase Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Enhanced Short Bond Fund and AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES

You can purchase Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class R

MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available on that same website or upon request free of charge.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION

You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; or

- when a merger, consolidation, or acquisition of assets of a fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's

                                                                      MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available on that same website or upon request free of charge.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of the funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing the funds on the financial advisor's funds sales system, placing the funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including the funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of the funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on the funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the funds or retain shares of the funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    Money Market Funds. The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures, such as limits on exchanges or redemption fees, that would limit frequent purchases and redemptions of such funds' shares. The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder's accounts other than exchanges into a money market fund. AIM Affiliates will use reasonable efforts to apply the fund's policies uniformly given the practical limitations described above.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the
                                                                      MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0   ($25 per fund investment for            $25
403 and 457 plans, and SEP, SARSEP and SIMPLE IRA plans)               salary deferrals from
                                                                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                               ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor     Contact your financial advisor.                  Same

By Mail                         Mail completed account application and check     Mail your check and the remittance slip
                                to the transfer agent, AIM Investment            from your confirmation statement to the
                                Services, Inc., P.O. Box 4739, Houston, TX       transfer agent.
                                77210-4739.

By Wire                         Mail completed account application to the        Call the transfer agent to receive a
                                transfer agent. Call the transfer agent at       reference number. Then, use the wire
                                (800) 959-4246 to receive a reference number.    instructions at left.
                                Then, use the following wire instructions:

                                Beneficiary Bank ABA/Routing #: 021000021
                                Beneficiary Account Number: 00100366807
                                Beneficiary Account Name: AIM Investment
                                Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By Telephone                    Open your account using one of the methods       Select the AIM Bank
                                described above.                                 Connection--Servicemark-- option on
                                                                                 your completed account application or
                                                                                 complete an AIM Bank Connection form.
                                                                                 Mail the application or form to the
                                                                                 transfer agent. Once the transfer agent
                                                                                 has received the form, call the
                                                                                 transfer agent to place your purchase
                                                                                 order.


                                                                                 Call the AIM 24-hour Automated Investor
                                                                                 Line at 1-800-246-5463. You may place
                                                                                 your order after you have provided the
                                                                                 bank instructions that will be
                                                                                 requested.


By Internet                     Open your account using one of the methods       Access your account at
                                described above.                                 www.aiminvestments.com. The proper bank
                                                                                 instructions must have been provided on
                                                                                 your account. You may not purchase
                                                                                 shares in retirement accounts on the
                                                                                 internet.
------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN

You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS

Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use ADI sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI also assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Advantage Health          AIM Global Value Fund
Sciences Fund*                AIM Gold & Precious Metals Fund*
AIM Asia Pacific Growth Fund  AIM High Yield Fund
AIM China Fund                AIM International Allocation Fund
AIM Developing Markets Fund   AIM International Bond Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Floating Rate Fund        AIM Japan Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund*
AIM Global Real Estate Fund

* Effective December 29, 2006

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares at net asset value,

                                                                      MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I,    - 1% if shares are redeemed
  I, II or IV Fund              II or IV Fund                      within 18 months of initial
                              - Class A shares of Category III     purchase of Category I, II or
                                Fund(2)                            IV Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I,    - 1% if shares are redeemed
  III Fund(1)                   II or IV Fund                      within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Class A shares of a Category I, II, III or IV Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                                                      MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                                  EXCHANGE TO                                ALLOWED                  PROHIBITED
------------------------------------------------------------------------------------------------------------------------------------
Class A                  Class A, A3, Investor Class, or AIM Cash Reserve
                         Shares. Exceptions are:
                         - Class A Shares of AIM Limited Maturity Treasury Fund
                           and AIM Tax-Free Intermediate Fund are currently
                           closed to new investors.
                         - Class A Shares of AIM Limited Maturity Treasury Fund,                         X
                           AIM Tax-Exempt Cash Fund and AIM Tax-Free
                           Intermediate Fund cannot be exchanged for Class A3
                           Shares of those funds.
                         - Investor Class Shares of all funds are currently
                           offered to new investors only on a limited basis.
------------------------------------------------------------------------------------------------------------------------------------
Class A                  Class B, C, P, R or Institutional Class Shares.                                                           X
------------------------------------------------------------------------------------------------------------------------------------
Class A3                 Class A, A3, Investor Class, or AIM Cash Reserve
                         Shares. Exceptions are:
                         - Class A3 Shares of AIM Limited Maturity Treasury Fund
                           and AIM Tax-Free Intermediate Fund cannot be                                  X
                           exchanged for Class A Shares of those funds.
                         - Investor Class Shares of all funds are currently
                           offered to new investors only on a limited basis.
------------------------------------------------------------------------------------------------------------------------------------
Class A3                 Class B, C, P, R or Institutional Class Shares.                                                           X
------------------------------------------------------------------------------------------------------------------------------------
Class B                  Class B.                                                                        X
------------------------------------------------------------------------------------------------------------------------------------
Class B                  Class A, A3, C, P, R, AIM Cash Reserve Shares,
                         Institutional or Investor Class Shares.                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Class C                  Class C.                                                                        X
------------------------------------------------------------------------------------------------------------------------------------
Class C                  Class A, A3, B, P, R, AIM Cash Reserve Shares,
                         Institutional or Investor Class shares.                                                                   X
------------------------------------------------------------------------------------------------------------------------------------
Class R                  Class R                                                                         X
------------------------------------------------------------------------------------------------------------------------------------
Class R                  Class A, A3, B, C, P, AIM Cash Reserve Shares,
                         Institutional or Investor Class shares.                                                                   X
------------------------------------------------------------------------------------------------------------------------------------

MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                                  EXCHANGE TO                                ALLOWED                  PROHIBITED
------------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares  Class A, A3, B, C, R, or Investor Class shares.
                         Exceptions are:
                         - Class A shares of AIM Limited Maturity Treasury Fund
                           and AIM Tax-Free Intermediate Fund are currently
                           closed to new investors.
                         - Shares to be exchanged for Class B, C or R shares                             X
                           must not have been acquired by exchange from Class A
                           shares of any fund.
                         - Investor Class Shares of all funds are currently
                           offered to new investors only on a limited basis.
------------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares  Class P or Institutional Class shares.                                                                    X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class      Institutional Class                                                             X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class      Class A, A3, B, C, P, R, AIM Cash Reserve Shares or
                         Investor Class shares.                                                                                    X
------------------------------------------------------------------------------------------------------------------------------------
Investor Class           A, A3, or Investor Class. Exceptions are:
                         - Investor Class shares cannot be exchanged for Class A
                           shares of any fund which offers Investor Class
                           shares.                                                                       X
                         - Class A shares of AIM Limited Maturity Treasury Fund
                           and AIM Tax-Free Intermediate Fund are currently
                           closed to new investors.
------------------------------------------------------------------------------------------------------------------------------------
Investor Class           Class B, C, P, R, AIM Cash Reserve Shares or
                         Institutional Class shares.                                                                               X
------------------------------------------------------------------------------------------------------------------------------------
Class P                  Class A, A3, or AIM Cash Reserve Shares. Exceptions
                         are:
                         - Class A shares of AIM Limited Maturity Treasury Fund                          X
                           and AIM Tax-Free Intermediate Fund are currently
                           closed to new investors.
------------------------------------------------------------------------------------------------------------------------------------
Class P                  Class B, C, R, Institutional or Investor Class shares.                                                    X
------------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:


(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.


(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or


     (b) Class A shares of another Fund, but only if


         (i)  you acquired the original shares before May 1, 1994; or


         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or


(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or


(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund; or


(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares.


You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:



(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;


(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I, II or IV fund;


(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.


For shares purchased on or after November 15, 2001, you may not exchange:


(1) Class A shares of Category I, II or IV fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;


(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or

                                                                      MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or


(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I, II or IV fund and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I, II or IV fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B, Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares.

    If you redeem Class C shares acquired by exchange via a repurchase offer by the closed-end AIM Floating Rate Fund, prior to April 13, 2006, you will be credited with the time period you held the Class C shares of the closed-end AIM Floating Rate Fund for the purpose of computing the CDSC applicable to those exchanged shares.

    If you redeem Class C shares of AIM Floating Rate Fund that were acquired on April 13, 2006 when AIM Floating Rate Fund was reorganized as an open-end fund, you will be credited with the time period you held Class C shares of the closed-end AIM Floating Rate Fund, for the purpose of computing the CDSC if you later redeem such shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market

MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt
Securities: Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the AIM valuation committee will fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier

                                                                      MCF--11/06

                                 -------------
                                 THE AIM FUNDS
                                 -------------

Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

    For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each non-money market fund's portfolio securities transactions are recorded no later than the first business day following the trade date. Transactions in money market fund portfolio securities are normally accounted for on a trade date basis.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

    The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--11/06

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), the current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about these funds, another fund in the AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the funds' current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or

BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAI, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

THE FUNDS' MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.


You also can review and obtain copies of the funds' SAI, financial reports, each fund's Form N-Q and other information at the SEC's Public Reference Section in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


---------------------------------------------
   Premier Portfolio
   Premier Tax-Exempt Portfolio
   Premier U.S. Government Money Portfolio
   SEC 1940 Act file number: 811-05460
---------------------------------------------

AIMinvestments.com     I-TST-PRO-1

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          AIM TREASURER'S SERIES TRUST
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                                   ----------


          THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE SHARES OF EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY THE "FUNDS") OF AIM TREASURER'S SERIES TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE FUNDS LISTED BELOW. PORTIONS OF EACH FUNDS' FINANCIAL STATEMENTS ARE INCORPORATED INTO THIS STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE TO SUCH FUNDS' MOST RECENT ANNUAL REPORT TO SHAREHOLDERS. YOU MAY OBTAIN, WITHOUT CHARGE, A COPY OF THE PROSPECTUS AND/OR ANNUAL REPORT FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:


                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739


                          OR BY CALLING (800) 959-4246


                                   ----------


          THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 14, 2006, RELATES TO THE INVESTOR CLASS SHARES OF THE FOLLOWING PROSPECTUS:



                 FUND                      PROSPECTUS DATED
                 ----                      ----------------
           PREMIER PORTFOLIO              DECEMBER 14, 2006
     PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                          AIM TREASURER'S SERIES TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION ABOUT THE TRUST .....................................      1
   Fund History .........................................................      1
   Shares of Beneficial Interest ........................................      1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS ................      3
   Classification .......................................................      3
      Foreign Investments ...............................................      3
      Debt Investments ..................................................      4
      Other Investments .................................................      9
      Investment Techniques .............................................     10
      Additional Securities or Investment Techniques ....................     12
   Diversification Requirements .........................................     12
   Fund Policies ........................................................     13
   Policies and Procedures for Disclosure of Fund Holdings ..............     15

MANAGEMENT OF THE TRUST .................................................     18
   Board of Trustees ....................................................     18
   Management Information ...............................................     18
      Trustee Ownership of Fund Shares ..................................     21
   Compensation .........................................................     21
      Retirement Plan For Trustees ......................................     21
      Deferred Compensation Agreements ..................................     22
      Purchase of Class A Shares of the AIM Funds at Net Asset Value ....     22
   Code of Ethics .......................................................     22
   Proxy Voting Policies ................................................     23

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .....................     23

INVESTMENT ADVISORY AND OTHER SERVICES ..................................     23
   Investment Advisor ...................................................     23
   Service Agreements ...................................................     24
   Other Service Providers ..............................................     25

BROKERAGE ALLOCATION AND OTHER PRACTICES ................................     25
   Brokerage Transactions ...............................................     25
   Commissions ..........................................................     26
   Broker Selection .....................................................     26
   Regular Brokers ......................................................     29
   Allocation of Portfolio Transactions .................................     29

PURCHASE, REDEMPTION AND PRICING OF SHARES ..............................     30
   Transactions through Financial Intermediaries ........................     30
   Purchase and Redemption of Shares ....................................     30
   Offering Price .......................................................     49
   Redemption in Kind ...................................................     50
   Backup Withholding ...................................................     50

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS ................................     51
   Dividends and Distributions ..........................................     51
   Tax Matters ..........................................................     51

DISTRIBUTION OF SECURITIES ..............................................     59
   Distributor ..........................................................     59

BANKING REGULATIONS .....................................................     59

FINANCIAL STATEMENTS ....................................................     60

PENDING LITIGATION ......................................................     60

APPENDICES:

RATINGS OF DEBT SECURITIES ..............................................    A-1

PERSONS TO WHOM AIM PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING
   BASIS.................................................................    B-1

TRUSTEES AND OFFICERS ...................................................    C-1

TRUSTEES COMPENSATION TABLE .............................................    D-1

PROXY POLICIES AND PROCEDURES ...........................................    E-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .....................    F-1

MANAGEMENT FEES .........................................................    G-1

ADMINISTRATIVE SERVICES FEES ............................................    H-1

PURCHASE OF SECURITIES OF REGULAR BROKERS ...............................    I-1

CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS ...    J-1

PENDING LITIGATION ......................................................    K-1

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

          AIM Treasurer's Series Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: Premier Portfolio, Premier Tax-Exempt Portfolio, and Premier U.S. Government Money Portfolio (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated September 14, 2005, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

          The Trust was organized as a Delaware statutory trust on July 29, 2003. Pursuant to an Agreement and Plan of Reorganization, INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund, the two series portfolios of AIM Treasurer's Series Funds, Inc. ("ATSF"), were redomesticated as two new series of the Trust on November 25, 2003. Prior to October 1, 2003, the name of ATSF was INVESCO Treasurer's Series Funds, Inc. ATSF was incorporated under the laws of Maryland on March 17, 1999. On May 28, 1999, ATSF assumed all of the assets and liabilities of INVESCO Treasurer's Series Trust, which was organized as a Massachusetts business trust on January 27, 1988. Pursuant to an Agreement and Plan of Reorganization, INVESCO U.S. Government Money Fund, a series portfolio of AIM Money Market Funds, Inc. ("AMMF"), was redomesticated as a new series of the Trust on November 25, 2003. Prior to October 1, 2003, the name of AMMF was INVESCO Money Market Funds, Inc. AMMF was incorporated under the laws of Maryland on April 2, 1993. On July 1, 1993, AMMF assumed all of the assets and liabilities of Financial U.S. Government Money Fund, a series of Financial Series Trust, which was organized as a Massachusetts business trust on July 15, 1987. On December 2, 2004, the single, unnamed class of shares of Premier Portfolio and Premier Tax-Exempt Portfolio was renamed the Investor Class. All historical financial and other information contained in this Statement of Additional Information for periods prior to these dates relating to a Fund (or class thereof) is that of the predecessor fund (or class thereof). On October 15, 2004, INVESCO Treasurer's Money Market Reserve Fund, INVESCO Treasurer's Tax-Exempt Reserve Fund, and INVESCO U.S. Government Money Fund were renamed Premier Portfolio, Premier Tax-Exempt Portfolio, and Premier U.S. Government Money Portfolio, respectively.

SHARES OF BENEFICIAL INTEREST

          Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

          The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on each portfolio's books of account, and are charged with the expenses of each Fund and its respective classes. The Funds allocate any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

          Each share of each Fund represents an equal proportionate interest in such Fund with each other such share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers two classes of shares, Investor Class and Institutional Class. This Statement of Additional Information relates solely to the Investor Class shares of the Funds. The Institutional Class shares of the Funds are discussed in separate Statements of Additional Information.

          Each class of shares of a Fund represents interests in the same portfolio of investments of such Fund. If the Trust is ever liquidated, shareholders of each class of a Fund are entitled to share pro rata in the assets belonging to such Fund allocable to such class which are available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class. Each share of a Fund generally has identical voting, dividend, liquidation and other rights on the same terms and conditions; however, each class of shares of a Fund is subject to different exchange privileges and class-specific expenses.

          Shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of the Fund. On matters affecting an individual Fund or class of shares, a separate vote of shareholders of such Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect such Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with any investment advisor. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive, conversion, or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

          Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder's incurring direct financial loss due to shareholder liability is limited to circumstances in which a complaining party is not held to be bound by the disclaimer and the applicable Fund is unable to meet its obligations.


          The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.


          SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION


          The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.



INVESTMENT STRATEGIES AND RISKS



          Set forth below are detailed descriptions of the various types of securities and investment techniques that AIM may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each the Funds' Prospectus; where a particular type of security or investment technique is not discussed in a the Funds' Prospectus, that security or investment technique is not a principal investment strategy.



          Not all of the Funds invest in all of the types of securities or use all of the investment techniques described below, and a Fund may not invest in all of these types of securities or use all of these techniques at any one time. A Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in the Funds' Prospectus and/or this Statement of Additional Information, as well as the federal securities laws. In addition to those described below, AIM may invest in other types of securities and may use other investment techniques in managing the Funds, subject to limitations imposed by a Fund's investment objective, policies and restrictions described in the Funds' Prospectus and/or this Statement of Additional Information, as well as the federal securities laws.



          The Funds' investment objectives, policies, strategies and practices described below are non-fundamental unless otherwise indicated.



          RULE 2A-7 REQUIREMENTS. Money market instruments in which the Funds will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The maturity of a security held by the Funds is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities. Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from an NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from an NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, such NRSRO.



Foreign Investments



          FOREIGN SECURITIES. Premier Portfolio and Premier Tax-Exempt Portfolio may invest in U.S. dollar denominated foreign securities. Foreign securities are debt securities that are issued and/or settled outside the United States. The types of foreign securities that the Funds may invest in include, but are not limited to, bonds, medium-term notes, commercial paper, variable rate foreign securities, and banking instruments such as certificates of deposit, bankers' acceptances and time deposits. In addition, some of the Funds' investments, whether or not foreign securities, may be backed by foreign guarantees.



          Investments by the Funds in U.S. dollar-denominated foreign securities and in securities backed by foreign guarantees may entail some or all of the risks set forth below.



          Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.



          Regulatory Risk. Foreign companies may not be registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.



          Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.



          FOREIGN GOVERNMENT OBLIGATIONS. Premier Portfolio and Premier Tax-Exempt Portfolio may invest in foreign government obligations. These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign government or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Funds may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of each Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.



Debt Investments



          U.S. GOVERNMENT OBLIGATIONS. The Funds may purchase obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment or stripped securities until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association

("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.



          MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Premier Portfolio and Premier Tax-Exempt Portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party, the market value of the security, which may fluctuate, is not so secured.



          There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly-owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly-owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly-owned by public stockholders.



          Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.



          If a Fund purchases a debt security (including a mortgage-backed or other asset-backed security) at a premium, that premium will be lost if the security is held to maturity and may be lost prior to maturity because of a decline in the market value of the security resulting from such events as changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, because in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the anticipated return on any such security.

          BANK INSTRUMENTS. Premier Portfolio and Premier Tax-Exempt Portfolio may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.



          INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Premier Portfolio and Premier Tax-Exempt Portfolio may invest in debt obligations issued or guaranteed by U.S. corporations that are denominated in U.S. dollars. Such investments may include, among others, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements, commercial paper and other short-term corporate instruments. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund's demand. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. The interest rate on the underlying notes may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes and funding agreements are generally illiquid and therefore subject to the Funds' percentage limitation for investments in illiquid securities.



          PARTICIPATION INTERESTS. Premier Portfolio and Premier Tax-Exempt Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest from a Lender or a Participant will not result in any direct contractual relationship between such Fund and the borrowing company (the "Borrower"). Instead, Premier Portfolio and Premier Tax-Exempt Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of such Funds' rights against the Borrower and for the receipt and processing of payments due to such Funds under the loans. Premier Portfolio and Premier Tax-Exempt Portfolio are thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. Premier Portfolio and Premier Tax-Exempt Portfolio consider participation interests to be illiquid and therefore subject to such Funds' percentage limitation for investments in illiquid securities.



          MUNICIPAL SECURITIES. Premier Portfolio and Premier Tax-Exempt Portfolio may invest in municipal securities which include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies. Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.



          Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipally. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters--Tax Matters."



          The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities in the Fund will vary from time to time.



          Municipal Securities also include the following securities:



          - Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.



          - Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.



          - Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.



          - Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.



          Premier Portfolio and Premier Tax-Exempt Portfolio limit their investment in certain types of Municipal Securities as follows: (i) less than 25% of their total assets will be invested in securities of issuers who are located in the same state; (ii) less than 25% of their total assets will be invested in industrial development bonds; and (iii) less than 25% of their total assets will be invested in securities the interest on which is paid from revenues of similar type projects (similar project securities). However, industrial development bonds and similar project securities will not be counted towards the applicable 25% limit if they are subject to a guarantee, including a letter of credit, financial guaranty insurance, or are refunded securities (meaning that payments of principal and interest on such securities are paid by U.S. Government securities that have been irrevocably placed in an escrow account and are pledged only to such payments).

          Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another NRSRO, or the rating of such a security may be reduced below the minimum rating required for purchase by the Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.



          There is a risk that some or all of the interest received by a Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service.



          The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by holders of a class of a Fund will be the yield realized by the Fund on its investments reduced by the general expenses of the Fund and those expenses attributable to such class. The market values of the Municipal Securities held by a Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.



          MUNICIPAL LEASE OBLIGATIONS. Premier Tax-Exempt Portfolio may invest in municipal lease obligations which are a type of Municipal Security. They may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. Premier Tax-Exempt Portfolio may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.



          LIQUID ASSETS. In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash.



          SYNTHETIC MUNICIPAL INSTRUMENTS. Premier Tax-Exempt Portfolio may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Premier Tax-Exempt Portfolio may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as Premier Tax-Exempt Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to the Sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.



          All synthetic municipal instruments must meet the minimum quality standards for Premier Tax-Exempt Portfolio investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Fund, AIM considers the creditworthiness of the issuer of the Underlying Bond, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that will probably not be present where a municipal security is owned directly.



          The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. Premier Tax-Exempt Portfolio relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.



          Descriptions of debt securities ratings are found in Appendix A.



Other Investments



          OTHER INVESTMENT COMPANIES. With respect to each Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), such Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. Each Fund has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of a Fund.



          The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.



          VARIABLE OR FLOATING RATE INSTRUMENTS. The Funds may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Funds.

Investment Techniques



          DELAYED DELIVERY TRANSACTIONS. The Funds may enter into delayed delivery transactions. Delayed delivery transactions, also referred to as forward commitments, involve commitments by each Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Funds may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date.



          Investment in securities on a delayed delivery basis may increase each Fund's exposure to market fluctuation and may increase the possibility that the Funds will incur short-term gains subject to federal taxation or short-term losses if the Funds must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Funds will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments as described below) will be made by a Fund if, as a result, more than 25% of such Fund's total assets would become so committed.



          The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Funds and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Funds until settlement. Absent extraordinary circumstances, the Funds will not sell or otherwise transfer the delayed delivery securities prior to settlement.



          WHEN-ISSUED SECURITIES. The Funds may purchase securities on a "when issued" basis. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.



          Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to change in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).



          Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that such Fund will incur short-term gains subject to federal taxation or short-term losses if such Fund must engage in portfolio securities in order to honor a when-issued commitment. The Funds will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, such Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of a Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of such Fund's total assets would become so committed.

          INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and it may borrow from other AIM Funds to the extent permitted under a Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Funds cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, it will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.



          BORROWING. The Funds may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Funds' borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.



          REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. Repurchase agreements are agreements under which the Funds acquire ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during each Fund's holding period. The Funds may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from such Funds on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreement transactions are limited to a term of 365 days or less.



          If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.



          The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by the Funds under the 1940 Act.



          REVERSE REPURCHASE AGREEMENTS. Premier Portfolio and Premier Tax-Exempt Portfolio may enter into reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by Premier Portfolio and Premier Tax-Exempt Portfolio to financial institutions such as banks and broker-dealers, with an agreement that such Funds will repurchase the securities at an agreed upon price and date. Premier Portfolio and Premier Tax-Exempt Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, Premier Portfolio and Premier Tax-Exempt Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by Premier Portfolio and Premier Tax-Exempt Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that such Funds are delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by Premier Portfolio and Premier Tax-Exempt Portfolio under the 1940 Act.

          ILLIQUID SECURITIES. The Funds may invest up to 10% of their net assets in securities that are illiquid. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.



          Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Funds from disposing of them promptly at reasonable prices. The Funds may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.



          RULE 144A SECURITIES. Premier Portfolio and Premier Tax-Exempt Portfolio may purchase Rule 144A securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as Premier Portfolio and Premier Tax-Exempt Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to such Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review Premier Portfolio's and Premier Tax-Exempt Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of such Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.



Additional Securities or Investment Techniques



          SALE OF MONEY MARKET SECURITIES. The Funds do not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Funds by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any Fund security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable fund maturity structure. AIM may also dispose of any portfolio securities prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Funds' policy of investing in securities with maturities of 397 days or less will result in high fund turnover. Since brokerage commissions are not normally paid on investments of the type made by the Funds, the high turnover rate should not adversely affect the Funds' net income.



          INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE FUNDS/ADVISOR. The Fund(s) may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g. custodian banks). The Funds will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.



DIVERSIFICATION REQUIREMENTS

          As money market funds, the Funds are subject to the issuer diversification requirements of Rule 2a-7 under the 1940 Act. For purposes of these issuer diversification requirements with respect to issuers of Municipal Securities, each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.



          Rule 2a-7 sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees.



          The issuer diversification requirement provides that the Funds may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal and interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the Municipal Securities secures repayment of such securities.



          The diversification requirement applicable to Municipal Securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Funds may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Fund to sell a Municipal Security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, financial guaranty (bond) insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security).



FUND POLICIES


          FUNDAMENTAL RESTRICTIONS. The investment restrictions set forth below have been adopted by each Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of such Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a Fund's assets will not cause a violation of the following investment restrictions as long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund shall not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     2. except to the extent permitted by Rule 2a-7 promulgated under the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"), as amended, in connection with the disposition of the Fund's portfolio securities;

     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     5.   issue senior securities, except as permitted under the 1940 Act;

     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single, open-end management investment company managed by the Advisor or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as such Fund.

          In addition, it is a fundamental policy of Premier Tax-Exempt Portfolio that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax.

          Each Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

          NON-FUNDAMENTAL RESTRICTIONS. In addition, each Fund has the following non-fundamental policies, which may be changed by the Board without shareholder approval:

     1. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that
          (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; and (iv) this policy does not prevent the Fund from entering into repurchase and reverse repurchase agreements.

     2. The Fund may borrow money only from a bank or from an open-end management investment company managed by the Advisor or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     3. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     4. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and are permissible under the 1940 Act.

     5. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

     6. The Fund may not acquire any securities of registered unit investment trust in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

     7. Premier U.S. Government Money Portfolio normally invests at least 80% of its assets in (i) direct obligations of the U.S. Treasury, (ii) other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS

          The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities in certain contexts are provided below.

          PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds disclose the following portfolio holdings information on http://www.aiminvestments.com(1):


                                      APPROXIMATE DATE OF       INFORMATION REMAINS
           INFORMATION                  WEBSITE POSTING          POSTED ON WEBSITE
           -----------                -------------------       -------------------
Top ten holdings as of month-end    15 days after month-end   Until replaced with
                                                              the following month's
                                                              top ten holdings

Select holdings included in the     29 days after calendar    Until replaced with the


----------
(1) To locate the Fund's portfolio holdings information on http://www.aiminvestments.com, click on the Products and Performance tab, then click on the Mutual Funds link, then click on the Fund Overview link and select the Fund from the drop down menu. Links to the Fund's portfolio holdings are located in the upper right side of this website page.

Fund's Quarterly Performance        quarter-end               following quarter's
Update                                                        Quarterly Performance
                                                              Update

Complete portfolio holdings as of   30 days after calendar    For one year
calendar quarter end                quarter-end

Complete portfolio holdings as of   60-70 days after fiscal   For one year
fiscal quarter end                  quarter-end


          These holdings are listed along with the percentage of the Fund's net assets they represent. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.

          SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval.


          The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or his designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates brought to the Board's attention by AIM.


          AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

          -    Attorneys and accountants;

          -    Securities lending agents;

          -    Lenders to the AIM Funds;

          -    Rating and rankings agencies;

          -    Persons assisting in the voting of proxies;

          -    AIM Funds' custodians;

          - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

          - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM
               Fund);

          -    Financial printers;

          - Brokers identified by the AIM Funds' portfolio management team who provide execution and research services to the team; and

          - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

          In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

          AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.

          The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

          DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Funds, and the Funds' subadvisors, if applicable, and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Funds.

          From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

          From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

          DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

          DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGER PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

          AIM provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the "Insurance Funds") to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds ("Insurance Companies"). AIM may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which AIM has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for AIM's disclosure of similar portfolio holdings information for other AIM Funds on http://www.aiminvestments.com. AIM provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that AIM discloses portfolio holdings information for the other AIM Funds on its website. AIM manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. AIM does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


          The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust. The Trustees, among other things, approve the investment objectives, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Funds' investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers, and approving the terms of their contracts with the Funds. On an ongoing basis, the Trustees exercise general oversight of these service providers.



          Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

          The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.


          The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee, and the Special Market Timing Litigation Committee (the "Committees").



          The members of the Audit Committee are James T. Bunch, Lewis F. Pennock, Dr. Larry Soll, Raymond Stickel, Jr. (Chair),Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent registered public accountant's qualifications, independence and performance; (ii) appoint independent registered public accountants for the Funds; (iii) pre-approve all permissible audit and non-audit services that are provided to Funds by their independent registered public accountants to the extent required by Section 10A(h) and (j) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds' independent registered public accountants to the Funds' investment adviser and certain other affiliated entities; (v) oversee the financial reporting process for the Funds;
(vi) prepare an audit committee report for inclusion in any proxy statement issued by a Fund to the extent required by Regulation 14A under the Exchange Act; (vii) assist the Board's oversight of the performance of the Funds' internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Funds' financial statements; and (ix) assist the Board's oversight of the Funds' compliance with legal and regulatory requirements. During the fiscal year ended August 31, 2006, the Audit Committee held seven meetings.



          The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG"); (iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report;
(iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Funds' Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Fund shareholders and of AIM's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's Internal Compliance Controls Committee; (xi) reviewing all reports made by AIM's Chief Compliance Officer;
(xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman;
(xiii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Funds or their service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2006, the Compliance Committee held seven meetings.



          The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair). The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.



          The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2006, the Governance Committee held nine meetings.

          Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


          The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Fields, Carl Frischling, Robert
H. Graham, Pennock, Soll, Stickel and Philip A. Taylor, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Funds, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2006, the Investments Committee held seven meetings.


          The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the "Designated Funds"), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly;
(iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.


          The members of the Valuation Committee are Messrs. Bunch, Pennock (Vice Chair), Soll and Taylor and Miss Quigley (Chair). The Valuation Committee is responsible for: (i) developing a sufficient knowledge of the valuation process and of AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities; (ii) periodically reviewing information provided by AIM or other advisers regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review; (iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM's internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Funds and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive accounting responsibility, and the reasons for such differences; and
(vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended August 31, 2006, the Valuation Committee held six meetings.



          The members of the Special Market Timing Litigation Committee are Messrs. Bayley, Bunch (Chair), Crockett and Dowden (Vice Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and (b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2006, the Special Market Timing Litigation Committee held one meeting.


Trustee Ownership of Fund Shares

          The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies within the AIM Funds complex, is set forth in Appendix C.

COMPENSATION

          Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.


          Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2005 is set forth in Appendix D.


Retirement Plan For Trustees


          The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM.



          The trustees have also adopted a retirement policy that permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee becomes 72 years old. A majority of the trustees may extend from time to time the retirement date of a trustee.



          Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor portfolio) for a Covered Fund. Effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the trustee's annual retainer paid to or accrued by any Covered Fund with respect to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such trustee's credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee's designated beneficiary for the same length of time that the trustee would have received the payments, based on his or her service. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72, subject to a reduction for early payment.


Deferred Compensation Agreements


          Messrs. Crockett, Edward K. Dunn (a former trustee), Fields, Frischling and Louis S. Sklar (a former trustee) and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustee. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


Purchase of Class A Shares of the AIM Funds at Net Asset Value

          The trustees and other affiliated persons of the Trust may purchase Class A shares of any of the AIM Funds without paying an initial sales charge. AIM Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and a wholly-owned subsidiary of AIM, permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares - Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."


CODE OF ETHICS



          AIM, the Trust and AIM Distributors have adopted a Code of Ethics which applies to all AIM Fund trustees and officers, and employees of AIM and its subsidiaries and governs, among other things, personal trading activities of such persons. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within the AIM Family of Funds--Registered Trademark--. Personal trading, including personal trading involving securities that may be purchased or held by a fund within the AIM Family of Funds--Registered Trademark--, is permitted under the Code subject to certain restrictions; however employees are required to pre-clear all security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.

PROXY VOTING POLICIES

          The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to AIM. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are set forth in Appendix E.

          Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board is supplied with a summary quarterly report of each Fund's proxy voting record.


          Information regarding how a Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006 is available at our website, http://www.aiminvestments.com. This information is also available at the SEC website, http://www.sec.gov.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is set forth in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" such Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

          AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly-owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly-owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

          On November 25, 2003, the series portfolios of AIM Treasurer's Series Funds, Inc., a Maryland corporation (the "Company"), were redomesticated into series portfolios of the Trust. Prior to November 25, 2003, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for each series portfolio of the Company.

          As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM are not exclusive and AIM is free to render investment advisory services to others, including other investment companies.

          The Advisory Agreement provides that the advisor will pay or cause to be paid all expenses of the Funds including, without limitation, unless the Board specifically approves payment of such expenses by a Fund: fees, charges and expenses related to accounting, custody, depository, dividend disbursing agency, dividend reinvestment agency, transfer agency, registrar, independent pricing, and legal services performed for the Funds; taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Trust or any Fund to federal, state, county, city or other governmental agents; fees for maintaining the registration and qualification of the Funds or their shares under federal and state law including the preparation and printing of prospectuses and statements of additional information; compensation and expenses of the trustees of the Trust; costs of printing and distributing reports, notices of shareholders' meetings, proxy statements, dividend notices, prospectuses, statements of additional information and other communications to the Funds' shareholders, including expenses relating to Board and shareholder meetings; all costs, fees and other expenses arising in connection with the organization and filing of the Trust's Certificate of Trust including its initial registration and qualification under the 1940 Act and under the 1933 Act, the determination of the tax status of the Funds, the initial registration and qualification of the Funds' securities under federal and state securities laws and the approval of the Trust's operations by any other federal or state authority; expenses of repurchasing and redeeming shares of the Funds; insurance premiums; expenses, including fees and disbursements of the Trust's counsel, in connection with litigation by or against the Trust or the Funds; and premiums for the fidelity bond maintained by the Funds pursuant to the 1940 Act (except those premiums that may be allocated to AIM as an insured).

          The Funds pay the following costs and expenses under the Advisory Agreement (except to the extent required by law to be paid by AIM): (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Trust or the Funds in connection with securities transactions to the Trust or the Funds are a party or in connection with securities owned by the Trust or the Funds; (iii) interest on indebtedness, if any incurred by the Trust or the Funds, and (iv) other expenditures, including costs incurred in connection with the purchase or sale of securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

          Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

               FUND NAME                  NET ASSETS   ANNUAL RATE
               ---------                  ----------   -----------
Premier Portfolio                         All Assets      0.25%
Premier Tax-Exempt Portfolio              All Assets      0.25%
Premier U.S. Government Money Portfolio   All Assets      0.25%

          AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to a Fund's detriment during the period stated in the agreement between AIM and the Fund.


          Effective June 30, 2005, AIM has contractually agreed to waive, on an annual basis, management fees equal to 0.08% of Premier Portfolio's and Premier U.S. Government Money Portfolio's average daily net assets to limit each Fund's annual management fee to 0.17% of average daily net assets. The expense limitation is in effect through June 30, 2007.



          The management fees payable by the Funds, the amounts waived by AIM or INVESCO and the net fee paid by the Funds for the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004, are set forth in Appendix G.


SERVICE AGREEMENTS

          ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Funds which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that AIM will not charge the Funds any fees for such services. Prior to

February 25, 2005, AIM charged the Premier U.S. Government Money Portfolio fees under the Administrative Services Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose.


          Prior to August 12, 2003, INVESCO served as the administrator for each series portfolio of the Company. Administrative services fees paid to AIM or INVESCO by the Funds for the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004 are set forth in Appendix H.


OTHER SERVICE PROVIDERS

          TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly-owned subsidiary of AIM, is the Trust's transfer and dividend disbursing agent.

          The Transfer Agent and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the AIM Funds. The TA Agreement provides that AIM will not charge the Funds any fees for such services. Prior to February 25, 2005, AIS charged the Premier U.S. Government Money Portfolio fees under the TA Agreement.


          CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Funds. JPMorgan Chase Bank, N.A., 712 Main, Houston, Texas 77002, serves as sub custodian for purchases of shares of the Funds.


          Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed [__________________] as the independent registered public accounting firm to audit the financial statements of the Fund. Such appointment was ratified and approved by the Board.


          COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

          AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers (each, a "Broker"), effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain best execution, which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Broker Selection" below.

          Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

          Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

          The Funds do not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity; however, AIM may seek to enhance the yield of the Funds by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if AIM believes such disposition and reinvestment of proceeds will enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if AIM believes such disposition is advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Funds maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but because brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Funds. The Funds' policy of investing in short-term obligations will result in high fund turnover.

COMMISSIONS


          There were no brokerage commissions paid by each of the Funds during the fiscal years ended [August 31, 2006], August 31, 2005 and August 31, 2004 to any Brokers including Brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.


          The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKER SELECTION



          AIM's primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. AIM will not select Brokers based upon their promotion or sale of Fund shares.


          In choosing Brokers to execute portfolio transactions for the Funds, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Funds and/or the other accounts over which AIM and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to AIM.

          AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers. Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing such Fund.

          AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:

     1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or A I M Capital, Inc. ("AIM Capital"), a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.

     2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

          This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by AIM or AIM Capital.

     3. Some of the common investment models used to manage various AIM Funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM Capital and APAM; however, APAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by AIM or AIM Capital.

          AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.

          Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products:

          - proprietary research created by the Broker executing the trade, and

          - other products created by third parties that are supplied to AIM through the Broker executing the trade.

          Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.

          AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which AIM has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

          Soft Dollar Products received from Brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:

     - Database Services - comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

     - Quotation/Trading/News Systems - products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

     - Economic Data/Forecasting Tools - various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

     - Quantitative/Technical Analysis - software tools that assist in quantitative and technical analysis of investment data.

     - Fundamental/Industry Analysis - industry specific fundamental investment research.

     - Fixed Income Security Analysis - data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

     - Other Specialized Tools - other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

          If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

          Outside research assistance is useful to AIM since the Brokers used by AIM tend to provide more in-depth analysis of a broader universe of securities and other matters than AIM's staff follows. In addition, such services provide AIM with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research, the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. To the extent the Funds' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.

          AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

REGULAR BROKERS


          Information concerning each Fund's acquisition of securities of their regular Brokers during the last fiscal year ended August 31, 2006 is set forth in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

          AIM and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, AIM will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by AIM to be fair and equitable. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

TRANSACTIONS THROUGH FINANCIAL INTERMEDIARIES

          If you are investing indirectly in a Fund through a financial intermediary such as a broker-dealer, a bank (including a bank trust department), an insurance company separate account, an investment advisor, an administrator or trustee of a retirement plan or a qualified tuition plan or a sponsor of a fee-based program that maintains a master account (an omnibus account) with the Fund for trading on behalf of its customers, different guidelines, conditions and restrictions may apply than if you held your shares of the Fund directly. These differences may include, but are not limited to: (i) different eligibility standards to purchase and sell shares, different eligibility standards to invest in funds with limited offering status and different eligibility standards to exchange shares by telephone; (ii) different minimum and maximum initial and subsequent purchase amounts; (iii) system inability to provide Letter of Intent privileges; and (iv) different annual amounts (less than 12%) subject to withdrawal under a Systematic Redemption Plan without being subject to a contingent deferred sales charge. The financial intermediary through whom you are investing may also choose to adopt different exchange and/or transfer limit guidelines and restrictions, including different trading restrictions designed to discourage excessive or short-term trading. The financial intermediary through whom you are investing may also choose to impose a redemption fee that has different characteristics, which may be more or less restrictive, than the redemption fee currently imposed on certain Funds.

          If the financial intermediary is managing your account, you may also be charged a transaction or other fee by such financial intermediary, including service fees for handling redemption transactions. Consult with your financial intermediary (or, in the case of a retirement plan, your plan sponsor) to determine what fees, guidelines, conditions and restrictions, including any of the above, may be applicable to you.

PURCHASE AND REDEMPTION OF SHARES

Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, and AIM Cash Reserve Shares of AIM Money Market Fund


          INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash
Fund) is grouped into one of four categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.


          Class A Shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS

AIM Advantage Health Sciences Fund


AIM Asia Pacific Growth Fund


AIM Basic Balanced Fund
AIM Basic Value Fund


AIM Capital Development Fund



AIM Charter Fund



AIM China Fund


AIM Conservative Allocation Fund
AIM Constellation Fund
AIM Developing Markets Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund
AIM Energy Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Financial Services Fund
AIM Global Aggressive Growth Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Value Fund

AIM Gold & Precious Metal Fund


AIM Growth Allocation Fund



AIM Income Allocation Fund



AIM International Allocation Fund


AIM International Core Equity Fund
AIM International Growth


AIM International Small Company Fund



AIM Japan Fund



AIM Large Cap Basic Value Fund



AIM Large Cap Growth Fund



AIM Leisure Fund


AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund


AIM Moderate Allocation Fund


AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund


AIM Multi-Sector Fund


AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund


AIM Real Estate Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund


AIM Structured Core Fund



AIM Structured Growth Fund



AIM Structured Value Fund





AIM Summit Fund
AIM Technology Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund
AIM Utilities Fund






                                      Investor's Sales Charge        Dealer
                                    --------------------------     Concession
                                         As a          As a           As a
                                      Percentage    Percentage     Percentage
                                    of the Public   of the Net       of the
  Amount of Investment in Single       Offering       Amount         Public
           Transaction                  Price        Invested    Offering Price
  ------------------------------    -------------   ----------   --------------
             Less than $   25,000       5.50%          5.82%          4.75%
$ 25,000 but less than $   50,000       5.25           5.54           4.50
$ 50,000 but less than $  100,000       4.75           4.99           4.00
$100,000 but less than $  250,000       3.75           3.90           3.00
$250,000 but less than $  500,000       3.00           3.09           2.50
$500,000 but less than $1,000,000       2.00           2.04           1.60


CATEGORY II FUNDS

AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Fund


AIM Intermediate Government Fund



AIM International Bond Fund


AIM Municipal Bond Fund
AIM Total Return Bond Fund



                                      Investor's Sales Charge        Dealer
                                    --------------------------     Concession
                                         As a          As a           As a
                                      Percentage    Percentage     Percentage
                                    of the Public   of the Net       of the
  Amount of Investment in Single       Offering       Amount         Public
           Transaction                  Price        Invested    Offering Price
  ------------------------------    -------------   ----------   --------------
             Less than $   50,000       4.75%          4.99%          4.00%
$ 50,000 but less than $  100,000       4.00           4.17           3.25
$100,000 but less than $  250,000       3.75           3.90           3.00
$250,000 but less than $  500,000       2.50           2.56           2.00
$500,000 but less than $1,000,000       2.00           2.04           1.60

CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund


                                      Investor's Sales Charge        Dealer
                                    --------------------------     Concession
                                         As a          As a           As a
                                      Percentage    Percentage     Percentage
                                    of the Public   of the Net       of the
  Amount of Investment in Single       Offering       Amount         Public
           Transaction                  Price        Invested    Offering Price
  ------------------------------    -------------   ----------   --------------
             Less than $  100,000       1.00%          1.01%          0.75%
$100,000 but less than $  250,000       0.75           0.76           0.50
$250,000 but less than $1,000,000       0.50           0.50           0.40


          As of the close of business on October 31, 2002, Class A Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.



CATEGORY IV FUNDS



AIM Enhanced Short Bond Fund



AIM Floating Rate Fund



AIM Short Term Bond Fund




                                      Investor's Sales Charge        Dealer
                                    --------------------------     Concession
                                         As a          As a           As a
                                      Percentage    Percentage     Percentage
                                    of the Public   of the Net       of the
  Amount of Investment in Single       Offering       Amount         Public
           Transaction                  Price        Invested    Offering Price
  ------------------------------    -------------   ----------   --------------
             Less than $  100,000       2.50%          2.56%          2.00%
$100,000 but less than $  250,000       2.00           2.04           1.50
$250,000 but less than $  500,000       1.50           1.52           1.25
$500,000 but less than $1,000,000       1.25           1.27           1.00



          LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A shares of Category I, II, III or IV Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, III or IV Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. However, if an investor makes a Large Purchase of Class A shares of a Category I, II or IV Fund, each share will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares by investors who were Class K shareholders of record on October 21, 2005 are not subject to CDSC.

          AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.


          PURCHASES OF CLASS A SHARES BY NON-RETIREMENT PLANS. AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I, II or IV Funds by investors other than: (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Code, and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code:


                               PERCENT OF PURCHASE

                 1% of the first $2 million
                 plus 0.80% of the next $1 million
                 plus 0.50% of the next $17 million
                 plus 0.25% of amounts in excess of $20 million

          If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).


          If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.



          If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I, II or IV Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A Shares of the Category I, II or IV Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.



          PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. For purchases of Class A shares of Category I, II and IV Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                               PERCENT OF PURCHASE

                 0.50% of the first $20 million
                 plus 0.25% of amounts in excess of $20 million

          This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

          A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares, or (iv) money returned from another fund family. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

          With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

          PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

DEFINITIONS

          As used herein, the terms below shall be defined as follows:

     - "Individual" refers to a person, as well as his or her Spouse or Domestic Partner and his or her Children;

     -    "Spouse" is the person to whom one is legally married under state law;

     - "Domestic Partner" is an adult with whom one shares a primary residence for at least six-months, is in a relationship as a couple where one or each of them provides personal or financial welfare of the other without a fee, is not related by blood and is not married;

     - "Child" or "Children" include a biological, adopted or foster son or daughter, a Step-child, a legal ward or a Child of a person standing in loco parentis;

     -    "Parent" is a person's biological or adoptive mother or father;

     - "Step-child" is the child of one's Spouse by a previous marriage or relationship;

     -    "Step-parent" is the Spouse of a Child's Parent; and

     - "Immediate Family" includes an Individual (including, as defined above, a person, his or her Spouse or Domestic Partner and his or her Children) as well as his or her Parents, Step-parents and the Parents of Spouse or Domestic Partner.

INDIVIDUALS

     - an Individual (including his or her spouse or domestic partner, and children);

     - a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

     - a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

     - a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

               a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

               b. each transmittal is accompanied by a single check or wire transfer; and

               c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

          HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

          A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"); and (ii) subsequently fulfilling the conditions of that LOI. Employer sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI.

          The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the Account Application and by signing the Account Application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

          Calculating the Initial Sales Charge

     - Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

     - It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     - The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

     - Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

          Calculating the Number of Shares to be Purchased

     - Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     - Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

     - If a purchaser wishes to revise the LOI investment amount upward, he, she or it may submit a written and signed request at anytime prior to the completion of the original LOI.. This revision will not change the original expiration date.

     - The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

          Fulfilling the Intended Investment

     - By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

     - To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

     - If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     - Shareholders of AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule, and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

          Canceling the LOI

     - If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors or its designee.

     - If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

          Other Persons Eligible for the LOI Privilege

          The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

          LOIs and Contingent Deferred Sales Charges


          All LOIs to purchase $1,000,000 or more of Class A shares of Category I, II and IV Funds are subject to an 18-month, 1% CDSC.


RIGHTS OF ACCUMULATION

          A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

          If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

          To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

          Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.


          If an investor's new purchase of Class A shares of a Category I, II or IV Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the 18 month holding period (12 months for Category III Fund shares).


          OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

          Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

          PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. It is the purchaser's responsibility to notify AIM Distributors or its designee of any qualifying relationship at the time of purchase.

          AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

          Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

     -    AIM Management and its affiliates, or their clients;

     - Any current or retired officer, director, trustee or employee (and members of their Immediate Family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--, and any foundation, trust, employee benefit plan or deferred compensation plan established exclusively for the benefit of, or by, such persons;

     - Any current or retired officer, director, or employee (and members of their Immediate Family), of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

     - Sales representatives and employees (and members of their Immediate Family) of selling group members of financial institutions that have arrangements with such selling group members;

     -    Purchases through approved fee-based programs;

     - Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

               a.   a plan's initial investment is at least $1 million;

               b. there are at least 100 employees eligible to participate in the plan; or


               c. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided thatretirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code;


     - Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

     - Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares and who purchase additional shares of the same Fund;

     - Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

     - A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

     - Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

     - Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

     - Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

     -    Shareholders of Investor Class shares of an AIM Fund;

     -    Qualified Tuition Programs created and maintained in accordance with
          Section 529 of the Code;

     -    Insurance company separate accounts;

     - Additional purchases of Class A shares by shareholders of record of Class K shares on October 21, 2005 whose Class K shares were converted to Class A shares;


     - Retirement plan established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account) if :


               a. such plan is funded by a rollover of assets from an Employer-Sponsored Retirement Plan;

               b. the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof; and

               c. the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.

     - Transfers to IRAs that are attributable to AIM Fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

     - Rollovers from AIM-held 403(b)(7)s, 401(k)s, SEPs, SIMPLEs, SARSEPs, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA.

          In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

     -    the reinvestment of dividends and distributions from an AIM Fund;


     - exchanges of shares of certain AIM Funds, as more fully described in the Prospectus;



     - the purchase of shares in connection with the repayment of a retirement plan loan administered by AIS,

     -    a merger, consolidation or acquisition of assets of a Fund; or



     - the purchase of Class A shares with proceeds from the redemption of Class B or Class C shares where redemption and purchase are effectuated on the same business day.


          PAYMENTS TO DEALERS. A I M Distributors, Inc. ("ADI") may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with ADI during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

          The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, the "ADI Affiliates") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Most financial advisors that sell shares of AIM funds receive one or more types of these cash payments. Financial advisors negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial advisor to another. ADI Affiliates do not make an independent assessment of the cost of providing such services.

          In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), transfer agent, registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI affiliates. A list of certain financial advisors that received one or more types of payments below during the prior calendar year is attached hereto as Appendix J. This list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to financial intermediaries not listed below. Accordingly, please contact your financial advisor to determine whether they currently may be receiving such payments and to obtain further information regarding any such payments.

          REVENUE SHARING PAYMENTS. ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based advisor programs - some of which may generate certain other payments described below.)

          The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

          ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% of average annual assets or $19 per annum per shareholder account. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that ADI Affiliates may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial advisor, payment of networking fees of up to $12 per shareholder account maintained on certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a financial advisor's mutual fund trading systems.

          OTHER CASH PAYMENTS. From time to time, ADI Affiliates, at their expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the Fund. Such compensation provided by ADI Affiliates may include financial assistance to financial advisors that enable ADI Affiliates to participate in an/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. ADI Affiliates make payments for entertainment events it deems appropriate, subject to ADI Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

          ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

          In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in the prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

Purchases of Class B Shares

          Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares


          Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Enhanced Short Bond Fund or AIM Short Term Bond Fund) at the time of such sales. Payments with respect to Funds other than AIM Enhanced Short Bond Fund and

AIM Floating Rate Fund will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. Payments with respect to AIM Floating Rate Fund will equal 0.75% of the purchase price and will consist of a sales commission of 0.50% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.



Class K Shares


          Class K shares converted to Class A shares at the close of business on October 21, 2005. If AIM Distributors paid a concession at the time of sale to the dealer of record, the Class K shares were subject to a 0.70% CDSC at the time of redemption if all retirement plan assets were redeemed within one year from the date of the retirement plan's initial purchase. This CDSC will continue to apply if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

Payments With Regard to Class K Shares


          For Class A shares acquired by a former Class K shareholder (i) as a result of a fund merger; or (ii) as a result of the conversion of Class K shares into Class A shares on October 21, 2005, AIM Distributors will pay financial intermediaries 0.45% on such Class A shares as follows: (i) 0.25% from the Class A shares' Rule 12b-1 plan fees; and (ii) 0.20% from AIM Distributors' own resources provided that, on an annualized basis for 2005 as of October 21, 2005, the 0.20% exceeds $2,000 per year.



Purchase and Redemption of Class P Shares


          Class P shares of the AIM Summit Fund are only sold to members of the general public through AIM Summit Investors Plans I and AIM Summit Investors Plans II (the "Summit Plans"). The Summit Plans are periodic payment plans, each registered as a unit investment trust under the 1940 Act. The terms of offering shares of the AIM Summit Fund and the procedures for requesting redemptions through the Summit Plans are set forth in the Summit Plans respective prospectuses. Shares of the AIM Summit Fund are sold to the Summit Plans at net asset value. The Summit Plans are currently closed to new investors.

          The AIM Summit Fund's prospectus for Class P shares provides for a limited group of individuals (certain individuals employed by or otherwise affiliated with the AIM Distributors) to purchase Class P shares of the AIM Summit Fund directly at net asset value. Investors in the Summit Plans also acquire direct ownership of Class P shares of the AIM Summit Fund upon the termination or completion of their periodic payment plans.

          Shareholder inquiries concerning the status of an account in Class P shares of the AIM Summit Fund should be directed to AIS by calling (800) 959-4246. For information regarding inquiries concerning accounts in the Summit Plans, see the applicable prospectus.

Purchases of Class R Shares


          Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I, II or IV Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:


                         PERCENT OF CUMULATIVE PURCHASES

                  0.75% of the first $5 million
                  plus 0.50% of amounts in excess of $5 million

          With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

          Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. AIM Distributors may pay dealers and institutions an annual fee of 0.25% of average daily net assets and such payments will commence immediately.

Purchases of Institutional Class Shares

          Institutional Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC.

Exchanges

          TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

          EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AIS at (800) 959-4246. If a shareholder is unable to reach AIS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AIS as long as such request is received in good order prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AIS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

          GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the AIM Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must telephone orders to the order desk of the Funds at
(800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable fund next determined after the repurchase order is received in good order. Such an arrangement is subject to timely receipt by AIS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. Although there is no charge imposed by a fund or by AIM Distributors (other than any applicable contingent deferred sales charge and any applicable redemption fee) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

          REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), present or future, with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have the privilege of telephone redemption of shares by marking the appropriate box on the application, in which case any redemptions must be effected in writing by the investor.

          SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AIS. To provide funds for payments made under the Systematic Redemption Plan, AIS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

          Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

          Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed on Redemption of Shares


          A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I, II and IV Funds, upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class R shares. See the Prospectus for additional information regarding CDSCs.



          CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II, III or IV Fund, will not be subject to a CDSC upon the redemption of those shares in the following situations:



          - Redemptions of shares of Category I, II or IV Funds held more than 18 months;


          - Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

          - Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

          -    Redemptions from private foundations or endowment funds;

          - Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;


          - Redemptions of shares of Category I, II, III or IV Funds, and AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I, II or IV Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchange of Category I, II or IV Fund shares;


          - Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;


          - Redemptions of shares of Category I, II or IV Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I, II or IV Fund, unless the Category I, II or IV Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I, II or IV shares;



          - Redemptions of shares of Category I, II or IV Funds by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and



          - Redemptions of shares of Category I, II or IV Funds held by an Investor Class shareholder.

          CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

          - Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

          - Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

          - Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

          - Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

          - Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

          - Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

          - Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

          - Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

          CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

          - Additional purchases of Class C shares of AIM International Core Equity Fund (formerly AIM International Value Fund and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AIS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

          -    Redemptions following the death or post-purchase disability of
               (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

          -    Certain distributions from individual retirement accounts,
               Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

          - Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

          - Liquidation by the AIM Fund when the account value falls below the minimum required account size of $500; and

          -    Investment account(s) of AIM and its affiliates.

          CDSCs will not apply to the following redemptions of Class C shares:

          - A total or partial redemption of shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

          - A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;

          - Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

          - Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.

          CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS R SHARES AND FORMER CLASS K SHAREHOLDERS THAT ACQUIRED CLASS A SHARES

          - CDSCs will not apply to redemptions of Class A shares acquired as a result of conversion of Class K shares into Class A shares where the retirement plan's dealer of record notified the distributor prior to the time of purchase that the dealer waived the upfront payment otherwise payable to him.

          CDSCs will not apply to the following redemptions of Class R shares:

          - A total or partial redemption of shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

          - Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class R shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

General Information Regarding Purchases, Exchanges and Redemptions

          GOOD ORDER. Purchase, exchange and redemption orders must be received in good order in accordance with AIS policy and procedures and U.S. regulations. AIS reserves the right to refuse transactions. Transactions not in good order will not be processed and once brought into good order, will receive current price. To be in good order, an investor must supply AIS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be properly completed and signed, and legible to AIS in its sole discretion. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss.

          TIMING OF PURCHASE ORDERS. The dealer or other financial intermediary is the party responsible to ensure that all orders are transmitted on a timely basis to AIS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by such dealer or financial intermediary.

          SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; (4) written redemptions or exchanges of shares held in certificate form previously reported to AIM as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record; and (5) requests to redeem accounts where the proceeds are over $250,000 or the proceeds are to be sent to an address or a bank other than the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

          Acceptable guarantors include banks, Brokers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AIS's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. Notary Public signatures are not an acceptable replacement for a signature guarantee. AIS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the total transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AIS.

          TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as the investor's true and lawful attorney-in-fact to surrender for redemption any and all shares held by AIS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that the investor understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect to forego this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

          INTERNET TRANSACTIONS. An investor may effect transactions in the investor's account through the internet by establishing a Personal Identification Number (PIN). By establishing a PIN, the investor acknowledges and agrees that neither AIS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of the investor's identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

          AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by a Fund's authorized agent or its designee.

          ABANDONED PROPERTY. Investors are responsible to ensure that AIS maintains a correct address for their account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

          The offering price per share of the Funds is $1.00. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

          The Board has established procedures designed to stabilize each Fund's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. The Funds intend to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Funds' procedures which are designed to stabilize each Fund's price per share at $1.00.

          Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of a Fund's investments is higher or lower than the price that would be received if the investments were sold.

REDEMPTION IN KIND

          The Portfolio does not intend to redeem shares representing an interest in the Portfolio in kind (i.e. by distributing its portfolio securities).

BACKUP WITHHOLDING


          Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a correctly completed and currently effective Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.



          Each AIM Fund and other payers, generally must withhold 28% of reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide a Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding. Under current IRS guidance, each AIM Fund and other payer must generally withhold 28% on exempt-interest dividends paid March 31, 2007, in the case of any shareholder who fails to provide the Fund with such information.


          An investor is subject to backup withholding if:

          1.   the investor fails to furnish a correct TIN to an AIM Fund;

          2. the IRS notifies an AIM Fund that the investor furnished an incorrect TIN;

          3. the investor or an AIM Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

          4. the investor fails to certify to an AIM Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

          Interest and dividend payments are subject to backup withholding in all five situations discussed above. Long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

          Certain payees and payments are exempt from backup withholding and information reporting. AIM or AISI will not provide Form 1099 to those payees.

          Investors should contact the IRS if they have any questions concerning withholding.

          IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

          NON-RESIDENT ALIENS -- Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions as discussed in the following section. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


          It is the present policy of each Fund to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund. Capital gain distributions will be reinvested at the net asset value per share determined on the ex-distribution date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.


          Dividends are declared to shareholders of record immediately prior to the final determination of the net asset value of each Fund. For each Fund, dividends begin accruing on the first business day after a purchase order for shares of a Fund is effective (settle date), and accrue through and including the day on which a redemption order is effective (settle date). Thus, if a purchase order is effective on Friday, dividends will begin accruing on Monday (unless Monday is not a business day of the Funds).

          Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net income per share of a class of the Funds for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of a Fund was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of such Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of a Fund and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

          The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

          QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code of 1986, as amended, as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

          In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings in order to meet this requirement.

          In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of a Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, securities of certain publicly traded partnerships, and securities of other issuers, as to which a Fund has not invested more than 5% of the value of such Fund's total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies); of two or more issuers which a Fund controls and which are engaged in the same or similar trades or businesses; or, collectively, in the securities of certain publicly traded partnerships.


          For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such futures contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.


          Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.


          Under an IRS revenue procedure, a Fund may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification Test where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.


          If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally would be eligible for the dividends received deduction in the case of corporate shareholders and would be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.

          DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time such Fund held the debt obligation unless such Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, such Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, a Fund may make an election to treat such gain or loss as capital.

          Certain hedging transactions that may be engaged in by certain Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

          Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Funds.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of a Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

          PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

          EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

          Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

          FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.


          A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) or as gain taxable at 25% regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, such Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that such Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by such Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.



          Subject to applicable Code limitations, each Fund will be allowed to take into account a net capital loss (excess of losses over gains from the sale of capital assets) from a prior taxable year as a short-term capital loss for the current taxable year in determining its investment company taxable income and net capital gain.



          Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends, if any, received by such Fund from domestic corporations for the taxable year.


          Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax as a maximum rate of 15% to the extent of the amount of qualifying dividends, if any, received by such Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by a Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of such Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by such Fund will be qualifying dividend income.


          Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The AMT applicable to corporations may reduce the value of the dividends received deduction. However, certain small corporations are wholly exempt from the AMT.


          Distributions by a Fund that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of its shares.

          Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of such Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received.

          Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by such Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

          PREMIER TAX-EXEMPT PORTFOLIO. With respect to interest income that is exempt from federal income tax, Premier Tax-Exempt Portfolio intends to comply with Section 852(b)(5) of the Code, which enables exempt-interest dividends paid by the Fund from exempt interest to be treated as tax-exempt income by shareholders. Interest income that the Fund receives from municipal securities is generally tax-exempt for purposes of the regular income tax and the alternative minimum tax, subject to the exceptions described below.

          Exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986 will generally constitute an item of tax preference for taxpayers that are subject to alternative minimum tax. In addition, exempt-interest dividends derived from all other municipal securities must be taken into account by corporations subject to alternative minimum tax in determining their adjusted current earnings adjustment. Consistent with its stated investment objective, Premier Tax-Exempt Portfolio intends to limit its investments in private activity bonds subject to the alternative minimum tax to no more than 20% of its total assets in any given year.

          Original issue discount on tax-exempt bonds shall be accrued by the Fund as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.

          Interest on indebtedness incurred by shareholders will not be deductible for federal income tax purposes to the extent the proceeds of the borrowing was used to purchase or carry Fund shares. The purchase of Fund shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Fund shares. Further, certain persons who regularly use facilities financed by municipal securities in their trade or business (or persons related thereto) may be "substantial users" of such facilities and should consult their tax advisors before purchasing Fund shares.

          Income that is exempt from federal income tax or alternative minimum tax is not necessarily exempt from tax under state and local laws. Shareholders should consult their tax advisors as to the treatment of exempt-interest dividends under state and local laws.

          SALE OR REDEMPTION OF SHARES. A shareholder will determine gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Because shares of the Funds are offered and redeemed at a constant net asset value per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares. All or a portion of any loss that is recognized may be deferred under the wash sale rules if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

          If a shareholder (a) incurs a sales load in acquiring shares of a Fund, (b) disposes of such shares less than 91 days after they are acquired, and
(c) subsequently acquires shares of a Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustments.



          AIS may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them calculate their gain or loss from a sale or redemption. This information is supplied as a convenience to shareholders and will not be reported to the IRS. Although the IRS permits the use of several methods to determine the cost basis of mutual fund shares, the cost basis information provided by AIS will be calculated using only the single-category average cost method. Neither AIS nor the Fund recommends any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. Even if you have reported gains or losses for a Fund in past years using another method of basis determination, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods.



          BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. Current IRS guidance indicates that the Funds may also be required to withhold 28% of exempt-interest dividends paid after March 31, 2007. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".



          FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.



          As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that a Fund designates as "short-term capital gain dividends" or as "interest-related dividends" for Fund taxable years beginning after December 31, 2004 and before January 1, 2008, and foreign shareholders may obtain refunds of tax withheld from amount so designated by filing a United States tax return. The aggregate amount that may be designated as short-term capital gain dividends for a Fund's taxable year is equal to the excess (if any) of such Fund's net short-term capital gain over its net long-term capital loss (determined without regard to any net capital loss or net short-term capital loss attributable to transactions after October 31 of such taxable year and by treating any such post-October 31 net capital loss or net short-term capital loss as arising on the 1st day of the next Fund taxable year). The aggregate amount designated as interest-related dividends for any Fund taxable year is generally limited to the excess of the amount of "qualified interest income" of a Fund over allocable expenses. Qualified interest income is generally equal to the sum of a Fund's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which a Fund holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.



          If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gains dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


          In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish such Fund with proper notification of their foreign status.

          Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.

          Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of non-resident alien shareholders dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Fund's shares attributable to "qualifying assets" held by such Fund at the end of the quarter immediately preceding the non-resident alien shareholder's death (or such other time as the IRS may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Fund's assets that constituted qualifying assets at the end of each quarter of its taxable year.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.


          FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld will generally be treated as an expense of each Fund. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known. If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required
(i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.



          Foreign shareholders may be subject to U.S. withholding tax on a rate of 30% on the income resulting from the Foreign Tax Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.


          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.


          EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on October 12, 2006. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


          Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

          The Trust has entered into a master distribution agreement, as amended, relating to the Funds (the "Distribution Agreement") with AIM Distributors, Inc., a registered broker-dealer and a wholly-owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of the Investor Class shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

          The Distribution Agreement provides AIM Distributors with the exclusive right to distribute the Investor Class shares of the Funds on a continuous basis directly and through other broker-dealers with which AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of Investor Class shares of the Funds.

          The Trust or AIM Distributors may terminate the Distribution Agreement on 60 days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

                               BANKING REGULATIONS

          On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

          Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.


                              FINANCIAL STATEMENTS



          Each Fund's Financial Statements for the period ended August 31, 2006, including the Financial Highlights and the report of the independent registered public accounting firm pertaining thereto, are incorporated by reference into this Statement of Additional Information ("SAI") from such Fund's Annual Report to shareholders contained in the Trust's Form N-CSR filed on [__, 2006].



          The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.



                               PENDING LITIGATION



          Regulatory Action Alleging Market Timing



          On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.



          Private Civil Actions Alleging Market Timing



          Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits (excluding those lawsuits that have been recently transferred as mentioned herein) that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix K-1.



          All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix K-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix K-1.



          Private Civil Actions Alleging Improper Use of Fair Value Pricing



          Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix K-2.



          Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



          Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix K-3.



          Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



          Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix K-4.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

          The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

          Moody's corporate ratings areas follows:

          AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

          Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

          Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

          Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

          Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

          Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

          The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

          S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

          S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

          Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis.

These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

          Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

          Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

          Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

          Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

          The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

          Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

          Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                    EXAMPLES OF PERSONS TO WHOM AIM PROVIDES
                NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS

                              (AS OF JULY 24, 2006)




                  SERVICE PROVIDER                                            DISCLOSURE CATEGORY
                  ----------------                                            -------------------
ABN AMRO Financial Services, Inc.                     Broker (for certain AIM funds)
A.G. Edwards & Sons, Inc.                             Broker (for certain AIM funds)
AIM Investment Services, Inc.                         Transfer Agent
Anglemyer & Co.                                       Analyst (for certain AIM funds)
Ballard Spahr Andrews & Ingersoll, LLP                Legal Counsel
BB&T Capital Markets                                  Broker (for certain AIM funds)
Bear, Stearns & Co. Inc.                              Broker (for certain AIM funds)
Belle Haven Investments L.P.                          Broker (for certain AIM funds)
Bloomberg                                             System Provider (for certain AIM funds)
BOSC, Inc.                                            Broker (for certain AIM funds)
BOWNE & Co.                                           Financial Printer
Brown Brothers Harriman & Co.                         Securities Lender (for certain AIM funds)
Cabrera Capital Markets                               Broker (for certain AIM funds)
CENVEO                                                Financial Printer
Citigroup Global Markets                              Broker (for certain AIM funds)
Classic Printers Inc.                                 Financial Printer
Coastal Securities, LP                                Broker (for certain AIM funds)
Color Dynamics                                        Financial Printer
D.A. Davidson (formerly Kirkpatrick, Pettis, Smith,   Broker (for certain AIM funds)
Pollian, Inc.)
Duncan-Williams, Inc.                                 Broker (for certain AIM funds)
Earth Color Houston                                   Financial Printer
EMCO Press                                            Financial Printer
Empirical Research Partners                           Analyst (for certain AIM funds)
Fidelity Investments                                  Broker (for certain AIM funds)
First Albany Capital                                  Broker (for certain AIM funds)
First Tryon Securities                                Broker (for certain AIM funds)
F T Interactive Data Corporation                      Pricing Vendor
GainsKeeper                                           Software Provider (for certain AIM funds)
GCom2 Solutions                                       Software Provider (for certain AIM funds)
George K. Baum & Company                              Broker (for certain AIM funds)
Global Trend Alert                                    Analyst (for certain AIM funds)
Grover Printing                                       Financial Printer
Gulfstream Graphics Corp.                             Financial Printer
Hattier, Sanford & Reynoir                            Broker (for certain AIM funds)
Howe Barnes Investments, Inc.                         Broker (for certain AIM funds)
Hutchinson, Shockey, Erley & Co.                      Broker (for certain AIM funds)
iMoneyNet                                             Rating & Ranking Agency (for certain AIM funds)
Initram Data, Inc.                                    Pricing Vendor
Institutional Shareholder Services, Inc.              Proxy Voting Service (for certain AIM funds)
J.P. Morgan Securities, Inc.                          Analyst (for certain AIM funds)
JPMorgan Securities Inc.\Citigroup Global Markets     Lender (for certain AIM funds)
Inc.\JPMorgan Chase Bank, N.A.
John Hancock Investment Management Services, LLC      Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP                                       Special Insurance Counsel
Kevin Dann & Partners                                 Analyst (for certain AIM funds)
Kramer, Levin Naftalis & Frankel LLP                  Legal Counsel

                  SERVICE PROVIDER                                            DISCLOSURE CATEGORY
                  ----------------                                            -------------------
Legg Mason Wood Walker                                Broker (for certain AIM funds)
Lehman Brothers, Inc.                                 Broker (for certain AIM funds)
Lipper, Inc.                                          Rating & Ranking Agency (for certain AIM funds)
Loan Pricing Corporation                              Pricing Service (for certain AIM funds)
Loop Capital Markets                                  Broker (for certain AIM funds)
McDonald Investments Inc.                             Broker (for certain AIM funds)
Mesirow Financial, Inc.                               Broker (for certain AIM funds)
Moody's Investors Service                             Rating & Ranking Agency (for certain AIM funds)
Moore Wallace North America                           Financial Printer
Morgan Keegan & Company, Inc.                         Broker (for certain AIM funds)
Morrison Foerster LLP                                 Legal Counsel
MS Securities Services, Inc. and Morgan Stanley &     Securities Lender (for certain AIM funds)
Co. Incorporated
Muzea Insider Consulting Services, LLC                Analyst (for certain AIM funds)
Noah Financial, LLC                                   Analyst (for certain AIM funds)
Page International                                    Financial Printer
PricewaterhouseCoopers LLP                            Independent Registered Public Accounting Firm (for certain AIM funds)
Printing Arts of Houston                              Financial Printer
Protective Securities                                 Broker (for certain AIM funds)
Ramirez & Co., Inc.                                   Broker (for certain AIM funds)
Raymond James & Associates, Inc.                      Broker (for certain AIM funds)
RBC Capital Markets Corporation                       Analyst (for certain AIM funds)
RBC Dain Rauscher Incorporated                        Broker (for certain AIM funds)
Reuters America Inc.                                  Pricing Service (for certain AIM funds)
Robert W. Baird & Co. Incorporated                    Broker (for certain AIM funds)
RR Donnelley Financial                                Financial Printer
Ryan Beck & Co.                                       Broker (for certain AIM funds)
Salomon Smith Barney                                  Broker (for certain AIM funds)
SBK Brooks Investment Corp.                           Broker (for certain AIM funds)
Seattle Northwest Securities Corporation              Broker (for certain AIM funds)
Siebert Brandford Shank & Co., L.L.C.                 Broker (for certain AIM funds)
Signature Press                                       Financial Printer
Simon Printing Company                                Financial Printer
Southwest Precision Printers, Inc.                    Financial Printer
Standard and Poor's                                   Rating and Ranking Agency (for certain AIM funds)
Standard and Poor's/Standard and Poor's Securities    Pricing Service (for certain AIM funds)
Evaluations, Inc.
State Street Bank and Trust Company                   Custodian (for certain AIM funds); Lender (for certain AIM Funds);
                                                      Securities Lender (for certain AIM funds)
Sterne, Agee & Leach, Inc.                            Broker (for certain AIM funds)
Stifel, Nicholaus & Company, Incorporated             Broker (for certain AIM funds)
The Bank of New York                                  Custodian (for certain AIM funds)
The MacGregor Group, Inc.                             Software Provider
Thomson Information Services Incorporated             Software Provider
UBS Financial Services, Inc.                          Broker (for certain AIM funds)
VCI Group Inc.                                        Financial Printer
Wachovia National Bank, N.A.                          Broker (for certain AIM funds)
Western Lithograph                                    Financial Printer
Wiley Bros. Aintree Capital  L.L.C.                   Broker (for certain AIM funds)
XSP, LLC\Solutions Plus, Inc.                         Software Provider

                                   APPENDIX C



                              TRUSTEES AND OFFICERS



                             As of November 30, 2006



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 109 portfolios in the AIM Funds. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



                                  TRUSTEE
                                   AND/OR                                                                  OTHER
    NAME, YEAR OF BIRTH AND       OFFICER                                                           TRUSTEESHIP(S) HELD
POSITION(S) HELD WITH THE TRUST    SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            BY TRUSTEE
-------------------------------   -------   ----------------------------------------------------   --------------------
INTERESTED PERSONS
Robert H. Graham(1) -- 1946         2003    Director and Chairman, A I M Management Group          None
Trustee and Vice Chair                      Inc. (financial services holding company);
                                            Director and Vice Chairman, AMVESCAP PLC;
                                            Chairman, AMVESCAP PLC - AIM Division (parent of
                                            AIM and a global investment management firm); and
                                            Trustee, and Vice Chair, The AIM Family of
                                            Funds --Registered Trademark--

                                            Formerly: President and Chief Executive Officer, A I
                                            M Management Group Inc.; Director, Chairman and
                                            President, A I M Advisors, Inc. (registered
                                            investment advisor); Director and Chairman, A I M
                                            Capital Management, Inc. (registered investment
                                            advisor), A I M Distributors, Inc. (registered
                                            broker dealer), AIM Investment Services, Inc.,
                                            (registered transfer agent), and Fund Management
                                            Company (registered broker dealer); and Chief
                                            Executive Officer, AMVESCAP PLC - Managed Products
                                            and President and Principal Executive Officer, The
                                            AIM Family of Funds --Registered Trademark--


----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

                                  TRUSTEE
                                   AND/OR                                                                  OTHER
    NAME, YEAR OF BIRTH AND       OFFICER                                                           TRUSTEESHIP(S) HELD
POSITION(S) HELD WITH THE TRUST    SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            BY TRUSTEE
-------------------------------   -------   ----------------------------------------------------   --------------------
Philip A. Taylor(2) -- 1954         2006    Director, Chief Executive Officer and President,
Trustee and Executive Vice                  A I M Management Group Inc., AIM Mutual Fund
President                                   Dealer Inc., AIM Funds Management Inc. (registered
                                            investment advisor) and 1371 Preferred Inc.,
                                            Director and President, A I M Advisors, Inc.,
                                            INVESCO Funds Group, Inc. (registered investment
                                            advisor and registered transfer agent) and AIM GP
                                            Canada Inc.; Director, A I M Capital Management,
                                            Inc. and A I M Distributors, Inc.; Director and
                                            Chairman, AIM Investment Services, Inc., Fund
                                            Management Company and INVESCO Distributors,
                                            Inc.(registered broker dealer); Director, President
                                            and Chairman, AVZ Callco Inc., AMVESCAP Inc. and AIM
                                            Canada Holdings Inc.; Director and Chief Executive
                                            Officer, AIM Trimark Global Fund Inc. and AIM
                                            Trimark Canada Fund Inc.; Trustee, President and
                                            Principal Executive Officer, The AIM Family of Funds
                                            --Registered Trademark-- (other than AIM Treasurer's
                                            Series Trust, Short-Term Investments Trust and
                                            Tax-Free Investments Trust); and Trustee and
                                            Executive Vice President, The AIM Family of Funds
                                            --Registered Trademark-- (AIM Treasurer's Series
                                            Trust, Short- and Tax-Free Investments Trust only)

                                            Formerly: President and Principal Executive Officer,
                                            The AIM Family of Funds --Registered Trademark--
                                            (AIM Treasurer's Series Trust, Short-Term
                                            Investments Trust and Tax-Free Investments Trust
                                            only); Chairman, AIM Canada Holdings, Inc.;
                                            Executive Vice President and Chief Operations
                                            Officer, AIM Funds Management Inc.; President, AIM
                                            Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                            Inc.; and Director, Trimark Trust

INDEPENDENT TRUSTEES
Bruce L. Crockett -- 1944           2003    Chairman, Crockett Technology Associates               ACE Limited
Trustee and Chair                           (technology consulting company)                        (insurance company);
                                                                                                   and Captaris, Inc.
                                                                                                   (unified messaging
                                                                                                   provider)


----------

(2) Mr. Taylor was appointed as President and Principal Executive Officer of the Trust on August 1, 2006 and was appointed as Trustee of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                  TRUSTEE
                                   AND/OR                                                                  OTHER
    NAME, YEAR OF BIRTH AND       OFFICER                                                           TRUSTEESHIP(S) HELD
POSITION(S) HELD WITH THE TRUST    SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            BY TRUSTEE
-------------------------------   -------   ----------------------------------------------------   --------------------
Bob R. Baker -- 1936                1983    Retired                                                None
Trustee

Frank S. Bayley -- 1939             2003    Retired                                                Badgley Funds, Inc.
Trustee                                     Formerly: Partner, law firm of Baker & McKenzie        (registered
                                                                                                   investment company)
                                                                                                   (2 portfolios))

James T. Bunch -- 1942              2000    Founder, Green, Manning & Bunch Ltd., (investment      None
Trustee                                     banking firm); and Director, Policy Studies, Inc.
                                            and Van Gilder Insurance Corporation

Albert R. Dowden -- 1941            2003    Director of a number of public and private             None
Trustee                                     business corporations, including the Boss Group,
                                            Ltd. (private investment and management);
                                            Cortland Trust, Inc. (Chairman) (registered
                                            investment company (3 portfolios)); Annuity and
                                            Life Re (Holdings), Ltd. (insurance company);
                                            CompuDyne Corporation (provider of products and
                                            services to the public security market) and
                                            Homeowners Of America Holding Corporation

                                            Formerly: Director, President and Chief Executive
                                            Officer, Volvo Group North America, Inc.; Senior
                                            Vice President, AB Volvo; and director of various
                                            affiliated Volvo companies

Jack M. Fields -- 1952              2003    Chief Executive Officer, Twenty First Century          Administaff; and
Trustee                                     Group, Inc. (government affairs company); and          Discovery Global
                                            Owner, Dos Angelos Ranch, L.P.                         Education Fund
                                                                                                   (non-profit)
                                            Formerly: Chief Executive Officer, Texana Timber
                                            LP (sustainable forestry company)

Carl Frischling -- 1937             2003    Partner, law firm of Kramer Levin Naftalis and         Cortland Trust,
Trustee                                     Frankel LLP                                            Inc. (registered
                                                                                                   investment company
                                                                                                   (3 portfolios))

Prema Mathai-Davis -- 1950          2003    Formerly: Chief Executive Officer, YWCA of the USA     None
Trustee

                                  TRUSTEE
                                   AND/OR                                                                  OTHER
    NAME, YEAR OF BIRTH AND       OFFICER                                                           TRUSTEESHIP(S) HELD
POSITION(S) HELD WITH THE TRUST    SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            BY TRUSTEE
-------------------------------   -------   ----------------------------------------------------   --------------------
Lewis F. Pennock -- 1942            2003    Partner, law firm of Pennock & Cooper                  None
Trustee

Ruth H. Quigley -- 1935             2003    Retired                                                None
Trustee

Larry Soll -- 1942                  1997    Retired                                                None
Trustee

Raymond Stickel, Jr. -- 1944        2005    Retired                                                Director, Mainstay
Trustee                                                                                            VP Series Fund,
                                            Formerly: Partner, Deloitte & Touche                   Inc. (21 portfolios)

OTHER OFFICERS
Russell C. Burk -- 1958             2005    Senior Vice President and Senior Officer, The AIM      N/A
Senior Vice President  and                  Family of Funds --Registered Trademark--
Senior Officer
                                            Formerly: Director of Compliance and Assistant
                                            General Counsel, ICON Advisers, Inc.; Financial
                                            Consultant, Merrill Lynch; General Counsel and
                                            Director of Compliance, ALPS Mutual Funds, Inc.

                                  TRUSTEE
                                   AND/OR                                                                  OTHER
    NAME, YEAR OF BIRTH AND       OFFICER                                                           TRUSTEESHIP(S) HELD
POSITION(S) HELD WITH THE TRUST    SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            BY TRUSTEE
-------------------------------   -------   ----------------------------------------------------   --------------------
John M. Zerr -- 1962                2006    Director, Senior Vice President, Secretary and         N/A
Senior Vice President, Chief                General Counsel, A I M Management Group Inc. and
Legal Officer and Secretary                 A I M Advisors, Inc.; Director, Vice President and
                                            Secretary, INVESCO Distributors, Inc.; Vice
                                            President and Secretary, A I M Capital Management,
                                            Inc., AIM Investment Services, Inc., and Fund
                                            Management Company; Senior Vice President and
                                            Secretary, A I M Distributors, Inc.; Director,
                                            INVESCO Funds Group, Inc.; and Senior Vice
                                            President, Chief Legal Officer and Secretary, The
                                            AIM Family of Funds --Registered Trademark--

                                            Formerly: Chief Operating Officer, Senior Vice
                                            President, General Counsel and Secretary, Liberty
                                            Ridge Capital, Inc. (an investment adviser); Vice
                                            President and Secretary, PBHG Funds (an investment
                                            company); Vice President and Secretary, PBHG
                                            Insurance Series Fund (an investment company);
                                            General Counsel and Secretary, Pilgrim Baxter Value
                                            Investors (an investment adviser); Chief Operating
                                            Officer, General Counsel and Secretary, Old Mutual
                                            Investment Partners (a broker-dealer); General
                                            Counsel and Secretary, Old Mutual Fund Services (an
                                            administrator); General Counsel and Secretary, Old
                                            Mutual Shareholder Services (a shareholder servicing
                                            center); Executive Vice President, General Counsel
                                            and Secretary, Old Mutual Capital, Inc. (an
                                            investment adviser); and Vice President and
                                            Secretary, Old Mutual Advisors Funds (an investment
                                            company)

Lisa O. Brinkley -- 1959            2004    Global Compliance Director, AMVESCAP PLC; and Vice     N/A
Vice President                              President, The AIM Family of Funds --Registered
                                            Trademark--

                                            Formerly: Senior Vice President, A I M Management
                                            Group Inc.; Senior Vice President and Chief
                                            Compliance Officer, A I M Advisors, Inc.; Vice
                                            President and Chief Compliance Officer, A I M
                                            Capital Management, Inc.; Vice President,. and A I M
                                            Distributors, Inc., Vice President, AIM Investment
                                            Services, Inc. and Fund Management Company; Senior
                                            Vice President and Chief Compliance Officer of The
                                            AIM Family of Funds --Registered Trademark--; and
                                            Senior Vice President and Compliance Director,
                                            Delaware Investments Family of Funds

                                  TRUSTEE
                                   AND/OR                                                                  OTHER
    NAME, YEAR OF BIRTH AND       OFFICER                                                           TRUSTEESHIP(S) HELD
POSITION(S) HELD WITH THE TRUST    SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            BY TRUSTEE
-------------------------------   -------   ----------------------------------------------------   --------------------
Kevin M. Carome -- 1956             2003    Senior Vice President and General Counsel,             N/A
Vice  President                             AMVESCAP PLC; Director, I NVESCO Funds Group, Inc.
                                            and Vice President, The AIM Family of Funds
                                            --Registered Trademark--

                                            Formerly: Director, Senior Vice President, Secretary
                                            and General Counsel, A I M Management Group Inc. and
                                            A I M Advisors, Inc.; Senior Vice President, A I M
                                            Distributors, Inc.; Vice President, Director, Vice
                                            President and General Counsel, Fund Management
                                            Company; Vice President, A I M Capital Management,
                                            Inc. and AIM Investment Services, Inc.; and Senior
                                            Vice President, Chief Legal Officer and Secretary of
                                            The AIM Family of Funds --Registered Trademark--;
                                            Director and Vice President, INVESCO Distributors,
                                            Inc.; Chief Executive Officer and President, INVESCO
                                            Funds Group; Senior Vice President and General
                                            Counsel, Liberty Financial Companies, Inc.; and
                                            Senior Vice President and General Counsel, Liberty
                                            Funds Group, LLC

Sidney M. Dilgren -- 1961           2004    Vice President and Fund Treasurer, A I M Advisors,     N/A
Vice President, Treasurer and               Inc.; and Vice President, Treasurer and
Principal Financial Officer                 Principal Financial Officer, The AIM Family of
                                            Funds --Registered Trademark--

                                            Formerly: Senior Vice President, AIM Investment
                                            Services, Inc. and Vice President, A I M
                                            Distributors, Inc.

                                  TRUSTEE
                                   AND/OR                                                                  OTHER
    NAME, YEAR OF BIRTH AND       OFFICER                                                           TRUSTEESHIP(S) HELD
POSITION(S) HELD WITH THE TRUST    SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            BY TRUSTEE
-------------------------------   -------   ----------------------------------------------------   --------------------
J. Philip Ferguson -- 1945          2005    Executive Vice President, A I M Management Group       N/A
Vice President                              Inc.; Senior Vice President and Chief Investment
                                            Officer, A I M Advisors, Inc.; Director, Chairman,
                                            Chief Executive Officer, President and Chief
                                            Investment Officer, A I M Capital Management, Inc.;
                                            and Vice President, The AIM Family of
                                            Funds --Registered Trademark--

                                            Formerly: Senior Vice President, AIM Private
                                            Asset Management, Inc.; and Chief Equity Officer,
                                            Senior Vice President and Senior Investment
                                            Officer, A I M Capital Management, Inc.

Karen Dunn Kelley -- 1960           2003    Director of Cash Management, Managing Director and     N/A
President and Principal                     Chief Cash Management Officer, A I M Capital
Executive Officer                           Management, Inc.; Director and President, Fund
                                            Management Company; Vice President, A I M
                                            Advisors, Inc.; President and Principal Executive
                                            Officer, The AIM Family of Funds --Registered
                                            Trademark-- (AIM Treasurer's Series Trust,
                                            Short-Term Investments Trust and Tax-Free
                                            Investments Trust only) and Vice President, The AIM
                                            Family of Funds --Registered Trademark-- (other than
                                            AIM Treasurer's Series Trust, Short-Term Investments
                                            Trust and Tax-Free Investments Trust)

                                            Formerly: Vice President, The AIM Family of
                                            Funds --Registered Trademark-- (AIM Treasurer's
                                            Series Trust, Short-Term Investments Trust and
                                            Tax-Free Investments Trust only)

Todd L. Spillane -- 1958            2006    Senior Vice President, A I M Management Group          N/A
Chief Compliance Officer                    Inc.; Senior Vice President and Chief Compliance
                                            Officer, A I M Advisors, Inc.; Chief Compliance
                                            Officer, The AIM Family of Funds --Registered
                                            Trademark--; Vice President and Chief Compliance
                                            Officer, A I M Capital Management, Inc.; and Vice
                                            President, A I M Distributors, Inc., AIM Investment
                                            Services, Inc. and Fund Management Company

                                            Formerly: Global Head of Product Development,
                                            AIG-Global Investment Group, Inc.; Chief
                                            Compliance Officer and Deputy General Counsel,
                                            AIG-SunAmerica Asset Management, and Chief
                                            Compliance Officer, Chief Operating Officer and
                                            Deputy General Counsel, American General
                                            Investment Management

          TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2005


                                                                                  AGGREGATE DOLLAR RANGE OF
                                                                                   EQUITY SECURITIES IN ALL
                                                                                    REGISTERED INVESTMENT
                                                                                    COMPANIES OVERSEEN BY
                                                                                          TRUSTEE IN
                                                                                   THE AIM FAMILY OF FUNDS
    NAME OF TRUSTEE          DOLLAR RANGE OF EQUITY SECURITIES PER PORTFOLIO       --REGISTERED TRADEMARK--
    ---------------       -----------------------------------------------------   -------------------------
Robert H. Graham                                  [-0-]                                [Over $100,000]
Mark H. Williamson                                [-0-]                                [Over $100,000]
Bob R. Baker                                      [-0-                                 [Over $100,000]
Frank S. Bayley                                   [-0-]                                [Over $100,000]
James T. Bunch            [Premier Portfolio                      $1 - $10,000        [Over $100,000(3)]
                          Premier Tax-Exempt Portfolio            $1 - $10,000
                          Premier U.S. Government Money Portfolio $1 - $10,000]
Bruce L. Crockett                                 [-0-]                               [Over $100,000(3)]
Albert R. Dowden                                  [-0-]                                [Over $100,000]
Edward K. Dunn, Jr.                               [-0-]                               [Over $100,000(3)]
Jack M. Fields                                    [-0-]                               [Over $100,000(3)]
Carl Frischling                                   [-0-]                               [Over $100,000(3)]
Gerald J. Lewis           [Premier Portfolio                      $1 - $10,000        [Over $100,000(3)]
                          Premier Tax-Exempt Portfolio            $1 - $10,000
                          Premier U.S. Government Money Portfolio $1 - $10,000]
Prema Mathai-Davis                                [-0-]                               [Over $100,000(3)]
Lewis F. Pennock                                  [-0-]                                [Over $100,000]
Ruth H. Quigley                                   [-0-]                              [$10,001 - $50,000]
Larry Soll                [Premier Portfolio                      $1 - $10,000       [Over $100,000(3)]
                          Premier Tax-Exempt Portfolio            $1 - $10,000
                          Premier U.S. Government Money Portfolio $1 - $10,000]
Raymond Stickel, Jr.(4)                           [-0-]                                     [-0-]


----------

(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.



(4) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

                                   APPENDIX D
                           TRUSTEES COMPENSATION TABLE


     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2005:



                                                RETIREMENT
                              AGGREGATE          BENEFITS      ESTIMATED ANNUAL   TOTAL COMPENSATION
                          COMPENSATION FROM   ACCRUED BY ALL     BENEFITS UPON       FROM ALL AIM
        TRUSTEE              THE TRUST(1)      AIM FUNDS(2)     RETIREMENT (3)         FUNDS(4)
        -------           -----------------   --------------   ----------------   ------------------
Bob R. Baker                      $              $200,136          $162,613            $213,750
Frank S. Bayley                                   132,526           120,000             229,000
James T. Bunch                                    162,930           120,000             198,500
Bruce L. Crockett                                  83,764           120,000             359,000
Albert R. Dowden (5)                              112,024           120,000             229,000
Edward K. Dunn, Jr.                               141,485           120,000             229,000
Jack M. Fields                                     59,915           120,000             185,000
Carl Frischling(6)                                 59,042           120,000             195,250
Gerald J. Lewis(5)                                162,930           114,375             198,500
Prema Mathai-Davis                                 69,131           120,000             213,750
Lewis F. Pennock                                   86,670           120,000             198,500
Ruth H. Quigley                                   154,658           120,000             213,750
Larry Soll                                        201,483           138,990             198,500
Raymond Stickel, Jr.(7)                                --           120,000              54,000



(1) Amounts shown are based on the fiscal year ended August 31, 2006. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2006, including earnings, was $_____.



(2) During the fiscal year ended August 31, 2006, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $___.



(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.



(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(5) Mr. Dunn and Mr. Lewis retired effective March 31, 2006 and December 31, 2005, respectively.



(6) During the fiscal year ended August 31, 2006, the Trust paid $___ in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.



(7)  Mr. Stickel was elected as trustee of the Trust effective October 1, 2005.

                                   APPENDIX E

                          PROXY POLICIES AND PROCEDURES
                          (AS AMENDED OCTOBER 1, 2005)

A.   PROXY POLICIES

     Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

     I.   BOARDS OF DIRECTORS

          A board that has at least a majority of independent directors is integral to good corporate governance. The key board committees (e.g., Audit, Compensation and Nominating) should be composed of only independent trustees.

          There are some actions by directors that should result in votes being withheld. These instances include directors who:

          - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

          - Attend less than 75 percent of the board and committee meetings without a valid excuse;

          - It is not clear that the director will be able to fulfill his function;

          -    Implement or renew a dead-hand or modified dead-hand poison pill;

          - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

          - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

          - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

          Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

          - Long-term financial performance of the target company relative to its industry;

          -    Management's track record;

          -    Portfolio manager's assessment;

          -    Qualifications of director nominees (both slates);

          - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

          -    Background to the proxy contest.

     II.  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

          - It is not clear that the auditors will be able to fulfill their function;

          - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

          - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

     III. COMPENSATION PROGRAMS

          Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

          - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

          - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

          - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

          - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

          - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

     IV.  CORPORATE MATTERS

          We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

          - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

          - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

          - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

          - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

     V.   SHAREHOLDER PROPOSALS

          Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

          - We will generally abstain from shareholder social and environmental proposals.

          - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

          - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

          - We will generally vote for proposals to lower barriers to shareholder action.

          - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

     VI.  OTHER

          - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

          - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

          - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

          AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.   PROXY COMMITTEE PROCEDURES

     The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

     The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

     AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

     In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
     Trustees:

     1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

     2. AIM will not publicly announce its voting intentions and the reasons therefore.

     3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

     4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.   BUSINESS/DISASTER RECOVERY

     If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such subcommittee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.   RESTRICTIONS AFFECTING VOTING

     If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.   CONFLICTS OF INTEREST

     The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

     If AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.

     If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.   FUND OF FUNDS

     When an AIM Fund (an "Investing Fund") that invests in another AIM Fund(s) (an "Underlying Fund") has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.

G.   CONFLICT IN THESE POLICIES

     If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM's advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM's advisory clients and will inform the Funds' Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

                                   APPENDIX F

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


     All information listed below is as of October 2, 2006.



         PREMIER PORTFOLIO           Investor Class Shares   Institutional Class Shares
        Name and Address of             Percentage Owned          Percentage Owned
         Principal Holder                  of Record                  of Record
        -------------------          ---------------------   --------------------------
AIM Sec Lending                                --                         %
2 International Place Fl 31
Boston, MA 02100-4104

AMVESCAP National Trust Company                 %                        --
TTEE FBO Paychex 401(k)
Incentive Retirement Plan
PO Box 105779
Atlanta, GA 30348-5779

Premier Fund of Funds 1                        --                         %
2 International Place, Fl 31
Boston, MA 02110

Premier Fund of Funds 2                        --                         %
2 International Place Fl 31
Boston, MA 02110



   PREMIER TAX-EXEMPT PORTFOLIO      Investor Class Shares   Institutional Class Shares
         Name and Address of           Percentage Owned           Percentage Owned
          Principal Holder                 of Record                  of Record
   ----------------------------      ---------------------   --------------------------
College Advertising                             %                        --
PO Box 279
Warrenville, IL 60555-0279

L A Idler Trust UA 09/22/89                     %
2102 W Dry Creek Rd
Littleton, CO 80120-4421

Michael P Tinkler                               %
33 Beverly Ave
Lansdowne, PA 19050-2705

Oppenheimer & Co Inc                           --                          %
125 Broad St 16th Fl
New York, NY 10004-2400

Robert W. Trudeau TTEE                         --                          %
Robert W. Trudeau Trust 05/14/1998
2 Parwood Ct
Johnson City, TN 37601-2179

Wachovia Capital Markets, LLC                  --                          %
Attn: Money Funds
8739 Research Drive
Capital Markets
Charlotte, NC 28262-0675

   PREMIER U.S. GOVERNMENT MONEY
             PORTFOLIO               Investor Class Shares   Institutional Class Shares
        Name and Address of             Percentage Owned          Percentage Owned
         Principal Holder                  of Record                  of Record
   -----------------------------     ---------------------   --------------------------
None                                           --                        --

Management Ownership


     As of October 2, 2006, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund, except the trustees and officers as a group owned 11.01% of the outstanding Investor Class Shares of Premier Portfolio.

                                   APPENDIX G

                                 MANAGEMENT FEES


     For the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004, the management fees payable by each Fund, the amounts waived by AIM or INVESCO and the net fee paid by each Fund were as follows:



                     PREMIER PORTFOLIO                  PREMIER TAX-EXEMPT PORTFOLIO        PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
                      August 31, 2006                          August 31, 2006                          August 31, 2006
          --------------------------------------   --------------------------------------   ---------------------------------------
                                          NET                                      NET                                       NET
           MANAGEMENT    MANAGEMENT   MANAGEMENT    MANAGEMENT    MANAGEMENT   MANAGEMENT     MANAGEMENT    MANAGEMENT   MANAGEMENT
ADVISOR   FEE PAYABLE   FEE WAIVERS    FEE PAID    FEE PAYABLE   FEE WAIVERS    FEE PAID     FEE PAYABLE   FEE WAIVERS    FEE PAID
-------   -----------   -----------   ----------   -----------   -----------   ----------    -----------   -----------   ----------
  AIM                                                                                                           --            --
INVESCO        --            --           --            --            --           --             --            --            --

                      August 31, 2005                          August 31, 2005                          August 31, 2005
          --------------------------------------   --------------------------------------   ---------------------------------------
                                          NET                                      NET                                       NET
           MANAGEMENT    MANAGEMENT   MANAGEMENT    MANAGEMENT    MANAGEMENT   MANAGEMENT     MANAGEMENT    MANAGEMENT   MANAGEMENT
          FEE PAYABLE   FEE WAIVERS    FEE PAID    FEE PAYABLE   FEE WAIVERS    FEE PAID     FEE PAYABLE   FEE WAIVERS    FEE PAID
          -----------   -----------   ----------   -----------   -----------   ----------    -----------   -----------   ----------
  AIM     $1,861,845      $476,549    $1,385,296     $78,850          --         $78,850       $114,815      $114,815         --
INVESCO           --            --            --          --          --              --             --            --         --

                      August 31, 2004                          August 31, 2004                          August 31, 2004
          --------------------------------------   --------------------------------------   ---------------------------------------
                                          NET                                      NET                                       NET
           MANAGEMENT    MANAGEMENT   MANAGEMENT    MANAGEMENT    MANAGEMENT   MANAGEMENT     MANAGEMENT    MANAGEMENT   MANAGEMENT
          FEE PAYABLE   FEE WAIVERS    FEE PAID    FEE PAYABLE   FEE WAIVERS    FEE PAID     FEE PAYABLE   FEE WAIVERS    FEE PAID
          -----------   -----------   ----------   -----------   -----------   ----------    -----------   -----------   ----------
  AIM     $1,470,204     $294,893     $1,175,221    $167, 238         --        $167,238       $68,372          --         $68,372
INVESCO   $  518,871     $103,774     $  415,097    $  69,984         --        $ 69,984       $27,767          --         $27,767


(1)  INVESCO served as the Funds' advisor prior to November 25, 2003.

                                   APPENDIX H

                          ADMINISTRATIVE SERVICES FEES


     For the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004, the Funds paid the following amounts to AIM or INVESCO for administrative service fees:



                                             Year ended        Year ended        Year ended
Fund Name                                 August 31, 2006   August 31, 2005   August 31, 2004
---------                                 ---------------   ---------------   ---------------
PREMIER PORTFOLIO
   AIM                                           $0                $0                $0
   INVESCO                                       $0                $0                $0

PREMIER TAX-EXEMPT PORTFOLIO
   AIM                                           $0                $0                $0
   INVESCO                                       $0                $0                $0

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
   AIM                                           $0                $                 $
   INVESCO                                       $                 $0                $

                                   APPENDIX I

              PURCHASE OF SECURITIES OF REGULAR BROKERS OR DEALERS

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS


     During the last fiscal year ended August 31, 2006, Premier Tax-Exempt Portfolio did not purchase securities of its regular brokers or dealers. Premier Portfolio and Premier U.S. Government Money Portfolio each held securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:



                FUND                         SECURITY         MARKET VALUE
                ----                         --------         ------------
PREMIER PORTFOLIO
Bear, Stearns & Co., Inc.                Commercial paper           $
Goldman Sachs Group, Inc. (The)          Promissory Notes
Morgan Stanley                           Commercial Paper
BNP Paribas London (United Kingdom)   Repurchase Agreements
Citigroup Global Markets Inc.         Repurchase Agreements
Wachovia Capital Markets, LLC         Repurchase Agreements

PREMIER U.S. GOVERNMENT PORTFOLIO
BNP Paribas Securities Corp.          Repurchase Agreements
Citigroup Global Markets Inc.         Repurchase Agreements
Credit Suisse First Boston LLC        Repurchase Agreements
Goldman, Sachs & Co.                  Repurchase Agreements
Morgan Stanley & Co. Inc.             Repurchase Agreements

                                   APPENDIX J

      CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS

1st Global Capital Corporation
A G Edwards & Sons, Inc.
ADP Broker Dealer, Inc.
Advantage Capital Corporation
Advest, Inc
Allstate Life Insurance Company
American General Securities, Inc.
American Skandia Life Assurance Corporation
American United Life Insurance Company
Ameriprise Financial Services, Inc.
Amsouth Investment Services, Inc.
Associated Investment Services


Associated Securities Corporation



AXA Advisors, LLC


B N Y Investment Center Inc.
Banc One Securities Corporation
Bank of Oklahoma N.A.
Cadaret Grant & Company, Inc.
Cambridge Investment Research, Inc.
Capital Analysts, Inc.
Charles Schwab & Company, Inc.
Chase Investment Services Corporation
CitiCorp Investment Services
Citigroup Global Markets, Inc.
Citistreet Equities LLC
City National Bank
Comerica Bank
Comerica Securities, Inc.
Commonwealth Financial Network
Compass Brokerage, Inc.
Contemporary Financial Solutions, Inc.
CUNA Brokerage Services, Inc.
CUSO Financial Services, Inc.
Equity Services, Inc.
Fidelity Brokerage Services, LLC
Fidelity Institutional Operations Company, Inc.
Financial Network Investment Corporation
Fintegra Financial Solutions
Frost Brokerage Services, Inc.
FSC Securities Corporation
Great West Life & Annuity Company
Guardian Insurance & Annuity Company, Inc.
H & R Block Financial Advisors, Inc.
H Beck, Inc.
H. D. Vest Investment Securities, Inc.
Hibernia Investments LLC
Hilliard Lyons, Inc.
Hornor Townsend & Kent, Inc.
HSBC Brokerage, Inc.
Infinex Investments, Inc.
ING Financial Partners, Inc.
ING USA Annuity and Life Insurance Company
Intersecurities, Inc.
INVEST Financial Corporation, Inc.
Investment Centers of America, Inc.
Investments By Planners, Inc.
Investors Capital Corporation
Jefferson Pilot Securities Corporation
Lasalle Street Securities LLC
Legg Mason Wood Walker, Inc.
Lincoln Financial Advisors Corporation
Lincoln Investment Planning, Inc.
Linsco/Private Ledger Corporation
M & I Brokerage Services, Inc.
M & T Securities, Inc.
M M L Investors Services, Inc.
Manulife Wood Logan, Inc.
McDonald Investments, Inc.
Mellon Bank, N.A.
Merrill Lynch & Company, Inc.
Merrill Lynch Life Insurance Company
Metlife Securities, Inc.
Money Concepts Capital Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley DW Inc.
Morningstar, Inc.
Multi-Financial Securities Corporation
Mutual Service Corporation
N F P Securities, Inc.
NatCity Investments, Inc.
National Planning Corporation
Nationwide Financial Services, Inc.
Nationwide Investment Services Corporation
Nationwide Life and Annuity Company of America
Nationwide Life and Annuity Insurance Company of America
Nationwide Life Insurance Company
New England Securities Corporation
Next Financial Group, Inc.
Northwestern Mutual Investment Services
NYLIFE Distributors, LLC
Oppenheimer & Company, Inc.
Pershing LLC
PFS Investments, Inc.
Piper Jaffray & Company
Popular Securities, Inc.
Prime Capital Services, Inc.
Primevest Financial Services, Inc.
Proequities, Inc.
R B C Centura Securities, Inc.
R B C Dain Rauscher, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
Royal Alliance Associates, Inc.
S I I Investments, Inc.
Securities America, Inc.
Securities Service Network, Inc.
Security Benefit Life Insurance Company
Sentra Securities Corporation
Sigma Fianancial Corporation
Signator Investors, Inc.
Spelman & Company, Inc.
State Farm VP Management Corp
Stifel Nicolaus & Company, Inc.
SunAmerica Securities, Inc.
Sungard Investment Products, Inc.
SunTrust Bank, Central Florida, N.A.
TD Waterhouse Investor Services, Inc.
Terra Securities Corporation
TFS Securities, Inc.
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.
Transamerica Life Insurance & Annuity Company
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
United Planner Financial Service
USAllianz Securities, Inc.
UVEST Financial Services, Inc.
V S R Financial Services, Inc.
VALIC Financial Advisors, Inc.
Wachovia Securities, LLC
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Webster Investments Service Inc.
Wells Fargo Bank, N.A.
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.
X C U Capital Corporation, Inc.

                                  APPENDIX K-1



                    PENDING LITIGATION ALLEGING MARKET TIMING



          The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived (with the exception of the Sayegh lawsuit discussed below).



          RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



          MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond
          R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



          RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust;

          damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



          L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



          RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



          JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM

          INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



          STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO

          ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District

          Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



          PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



          LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX

          FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



          JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



          EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT

          SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



          SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
          V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



          CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



          HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



          CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
          Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



          ANNE G. PERENTESIS (WIDOW) V. AIM INVESTMENTS, ET AL (INVESCO FUNDS GROUP, INC.), in the District Court of Maryland for Baltimore County (Case No. 080400228152005), filed on July 21, 2005. This claim alleges financial losses, mental anguish and emotional distress as a result of unlawful market timing and related activity by the defendants. The plaintiff in this case is seeking damages and costs and expenses.

          Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.



          RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN),
          V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES
          Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON
          (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



          CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM,

          FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



          MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.



          On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative (Essenmacher) and class action (Lepera) lawsuits. The MDL Court dismissed all derivative causes of action in the Essenmacher lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the Lepera class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. On June 14, 2006, the MDL Court entered an order dismissing the Section 48 claim in the derivative (Essenmacher) lawsuit. Based on the MDL Court's March 1, 2006 and June 14, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. Defendants filed their Original Answer in the class action (Lepera) lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative (Essenmacher) lawsuit. The Plaintiffs in the class action (Lepera) lawsuit stipulated that their claims against AIM, ADI and AIM Investment Services, Inc. ("AIS") are based solely on successor liability for alleged timing in the AIM Funds formerly advised by IFG and that they are not making any claims based on alleged timing in the other AIM Funds. Based upon this stipulation, AIM withdrew its pending Motion to Dismiss the claims against AIM, ADI and AIS.

          On September 15, 2006, Judge Motz for the MDL Court granted the AMVESCAP Defendants' motion to dismiss the ERISA (Calderon) lawsuit and dismissed such lawsuit. The Plaintiff has the right to appeal Judge Motz's decision.

                                  APPENDIX K-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING



          The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived.



          T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V.
          T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by Plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss Plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion. Plaintiffs have filed a Notice of Appeal. On September 2, 2005, the Court combined the nine cases on this subject matter, including the case against AIM.



          JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX K-3
     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



          The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived.



          All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed. On December 29, 2005, Defendants filed a Notice of Tag-Along case in the MDL Court regarding this matter due to the extensive allegations of market timing contained in Plaintiffs' Second Amended Consolidated Complaint. Pursuant to a Transfer Order issued by the MDL Court on June 16, 2006, the Berdat lawsuit was transferred to the MDL Court for pre-trial proceedings.



          RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



          DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



          FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX K-4
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS



          The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived.



          By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On September 29, 2006, the Court dismissed with prejudice all claims in the Boyce lawsuit except for the Section 36(b) claim, which Section 36(b) claim was dismissed with leave to amend to plead it properly as a derivative claim.



          JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT
          H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
          R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
          H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED

          FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY
          W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND,

          AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
          R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                                               PREMIER PORTFOLIO
                                                    PREMIER TAX-EXEMPT PORTFOLIO
                                         PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                                                                     PROSPECTUS

                                                              DECEMBER 14, 2006


INSTITUTIONAL CLASSES

Premier Portfolio, Premier Tax-Exempt Portfolio, and Premier U.S. Government Money Portfolio seek to provide a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of these funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

Although the funds seek to preserve the value of your investment at $1.00 per share, there can be no assurance that any of them will be able to do so.

An investment in a fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
  ---------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY                                  1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fee Table                                            5

Expense Example                                      5

Hypothetical Investment and Expense
  Information                                        6
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS           6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     9
------------------------------------------------------

FUND MANAGEMENT                                     10
------------------------------------------------------
The Advisor                                         10

Advisor Compensation                                10

OTHER INFORMATION                                   11
------------------------------------------------------
Dividends and Distributions                         11

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Purchasing Shares                                  A-1

Redeeming Shares                                   A-3

Pricing of Shares                                  A-4

Frequent Purchases and Redemptions of Fund
  Shares                                           A-4

Exchange Policy                                    A-4

Taxes                                              A-4

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com, are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc., and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

  ---------------------------------------------------------------------------
    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
  ---------------------------------------------------------------------------


RISK/RETURN SUMMARY

--------------------------------------------------------------------------------


Investment Objective.................. Each fund's investment objective is to seek a high level of current income
                                       consistent with the preservation of
                                       capital and the maintenance of liquidity.



Primary Investment Strategies



All Funds............................. In selecting securities for the funds'
                                       portfolio, the portfolio managers focus
                                       on securities that have favorable
                                       prospects for current income consistent
                                       with the preservation of capital and the maintenance of liquidity.



                                       The funds invest in accordance with
                                       industry-standard requirements for money market funds for the quality, maturity and diversification of investments.



Premier Portfolio..................... Premier Portfolio invests primarily in high-quality U.S. dollar-denominated
                                       short-term debt obligations, including:
                                       (i) securities issued by the U.S.
                                       Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.



                                       Premier Portfolio may invest in U.S.
                                       dollar-denominated foreign securities.



Premier Tax-Exempt Portfolio.......... Premier Tax-Exempt Portfolio invests only in high-quality U.S. dollar-denominated
                                       short term debt obligations, including:
                                       (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents.



                                       Premier Tax-Exempt Portfolio invests,
                                       normally, at least 80% of its assets in
                                       debt securities that (1) pay interest
                                       that is excluded from gross income for
                                       federal income tax purposes, and (2) do
                                       not produce income that will be
                                       considered to be an item of preference
                                       for purposes of the alternative minimum
                                       tax.



Premier U.S. Government Money
Portfolio............................. Premier U.S. Government Money Portfolio
                                       seeks to meet its objective by investing, normally, at least 80% of its assets in
                                       (i) direct obligations of the U.S.
                                       Treasury, (ii) other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above.



Principal Risks....................... Among the principal risks of investing in the funds, which could adversely affect
                                       its net asset value, yield and total
                                       return are:



All Funds..................................................      Money Market Fund Risk            Interest Rate Risk
                                                                 Management Risk                   Market Risk

Premier Portfolio..........................................      Repurchase Agreement Risk         Credit Risk
                                                                 U.S. Government Obligations Risk  Municipal Securities Risk
                                                                 Foreign Securities Risk
Concentration Risk



Premier Tax-Exempt Portfolio...............................      Credit Risk                       Municipal Securities Risk
                                                                 Foreign Securities Risk           Synthetic Municipal
                                                                 Concentration Risk                  Securities Risk

Premier U.S. Government Money Fund.........................      U.S. Government Obligations Risk  Repurchase Agreement Risk



                                       Please see "Investment Objective,
                                       Strategies and Risks" for a description
                                       of these risks and other risks of
                                       investing in the funds.

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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
  ---------------------------------------------------------------------------


                                       Although the funds seek to preserve the
                                       value of your investment at $1.00 per
                                       share, it is possible to lose money by
                                       investing in the funds. Additionally,
                                       each fund's yield will vary as the
                                       short-term securities in its portfolio
                                       mature or are sold, and the proceeds are reinvested in other securities. An investment in the funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.




                                        2
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    PREMIER - PREMIER TAX-EXEMPT - PREMIER U.S. GOVERNMENT MONEY PORTFOLIOS
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PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar charts and table shown below provide an indication of the risks of investing in the funds. The funds' past performance is not necessarily an indication of their future performance. The returns shown are those of each fund's Investor Class shares, which are not offered in this prospectus. Institutional Class shares would have the same annual returns because the shares are invested in the same portfolio of securities and Institutional Class shares and Investor Class shares have the same expenses.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of each fund's Investor Class shares from year to year.

PREMIER PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................   5.30%
1997...................................................................   5.48%
1998...................................................................   5.43%
1999...................................................................   5.04%
2000...................................................................   6.34%
2001...................................................................   3.87%
2002...................................................................   1.55%
2003...................................................................   1.03%
2004...................................................................   1.27%
2005...................................................................   [  ]%



PREMIER TAX-EXEMPT PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................    3.45%
1997...................................................................    3.74%
1998...................................................................    3.47%
1999...................................................................    3.17%
2000...................................................................    4.09%
2001...................................................................    2.68%
2002...................................................................    1.29%
2003...................................................................    0.97%
2004...................................................................    1.08%
2005...................................................................    [  ]%


                                        3
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PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................    4.59%
1997...................................................................    4.70%
1998...................................................................    4.64%
1999...................................................................    4.29%
2000...................................................................    5.54%
2001...................................................................    3.11%
2002...................................................................    0.90%
2003...................................................................    0.37%
2004...................................................................    0.56%
2005...................................................................    [  ]%




The funds' year-to-date total returns as of September 30, 2006 were as follows:



                                YEAR-TO-DATE TOTAL RETURN
             FUND                 (SEPTEMBER 30, 2006)
---------------------------------------------------------
Premier Portfolio                       %
  Institutional Class
Premier Tax-Exempt Portfolio            %
  Institutional Class
Premier U.S. Government Money           %
  Portfolio Institutional
  Class
---------------------------------------------------------



                                 HIGHEST QUARTERLY RETURN    LOWEST QUARTERLY RETURN
FUND                                 (QUARTER ENDED)             (QUARTER ENDED)
--------------------------------------------------------------------------------------
Premier Portfolio Investor      [1.62% September 30, 2000     [0.23% March 31, 2004]
  Class                           and December 31, 2000]
Premier Tax-Exempt Portfolio    [1.08% December 31, 2000]   [0.20% September 30, 2003]
  Investor Class
Premier U.S. Government Money   [1.44% September 30, 2000]  [0.06% December 31, 2003,
  Portfolio Investor Class                                   March 31, 2004 and June
                                                                    30, 2004]
--------------------------------------------------------------------------------------


PERFORMANCE TABLE

The following performance table reflects the performance of the Investor Class shares of the funds over the periods indicated.


AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------------------
(for the periods ended
DECEMBER 31, 2005)               1 YEAR    5 YEARS    10 YEARS
---------------------------------------------------------------
Premier Portfolio(1,2)                %          %          %
Premier Tax-Exempt
  Portfolio(1,2)                      %          %          %
Premier U.S. Government Money
  Portfolio(1,2)                      %          %          %
---------------------------------------------------------------


(1) For the current seven-day yields of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, call (800) 959-4246.
(2) Total return figures include reinvested dividends and capital gain distributions and the effect of the class's expenses.

                                        4
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FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.


SHAREHOLDER FEES
----------------------------------------------------------------------------------------
                                                     PREMIER          PREMIER
(fees paid directly from                PREMIER      TAX-EXEMPT     U.S. GOVERNMENT
your investment)                        PORTFOLIO    PORTFOLIO      MONEY PORTFOLIO(1)
----------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on
Purchases
(as a percentage of
offering price)                            None          None               None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                         None          None               None
----------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------
(expenses that are                                   PREMIER          PREMIER
deducted from                           PREMIER      TAX-EXEMPT     U.S. GOVERNMENT
fund assets)                            PORTFOLIO    PORTFOLIO      MONEY PORTFOLIO(1)
----------------------------------------------------------------------------------------
Management Fees                                %             %                 %(2)
Distribution and/or Service (12b-1)
  Fees                                     None          None              None
Other Expenses(3)
Total Annual Fund Operating Expenses
Fee Waiver                                                 --
Net Annual Fund Operating Expenses
----------------------------------------------------------------------------------------



[(1) Expenses have been restated to reflect the new 0.25% management fee rate and the payment by the Premier U.S. Government Money Portfolio's investment advisor of the fund's expenses.

(2) The Board of Trustees and the shareholders of the fund have approved a new investment advisory agreement for the fund, effective February 25, 2005. Pursuant to the new investment advisory agreement, the management fee for the fund has been changed to 0.25% of the fund's average daily net assets.
(3) Pursuant to the funds' investment advisory agreement, the funds' investment advisor bears all expenses incurred by the fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the fund in connection with securities transactions to which the fund is a party or in connection with securities owned by the fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounted principles applicable to investment companies. There can be no guarantee that the fund will not incur these types of expenses, in which case the fund could have higher total annual operating expenses than reflected in the table.

(4) Effective June 30, 2005, the funds' investment advisor has contractually agreed to waive, on an annual basis, management fees equal to 0.08% of the fund's average daily net assets. The expense limitation is in effect through August 31, 2006.]


If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    Each fund consists of two classes of shares, Investor Class and Institutional Class, that share a common investment objective and portfolio of investments. The two classes differ with respect to, among other things, purchase and redemption options, exchange privileges and timing of purchase and redemption orders and dividend accruals.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The expense example assumes you:

    (i)  invest $10,000 in the fund for the time periods indicated;

    (ii) redeem all of your shares at the end of the periods indicated;


    (iii) earn a 5% return on your investment before operating expenses each year;


    (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and,


    (v) incur the applicable initial sales charges (see "Shareholder Information -- Choosing a Share Class" section of this prospectus for applicability of initial sales charge).


    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Premier Portfolio                           $         $        $          $
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
--------------------------------------------------------------------------------


                                        5
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HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



- You invest $10,000 in the fund and hold it for the entire 10 year period;



- Your investment has a 5% return before expenses each year;



- The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;




    There is no assurance that the annual expense ratio will be the expense ratio for the fund class for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


PREMIER PORTFOLIO
INSTITUTIONAL CLASS               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------
Annual Expense Ratio                    --%          --%          --%          --%          --%
Cumulative Return Before
  Expenses                              --%          --%          --%          --%          --%
Cumulative Return After
  Expenses                              --%          --%          --%          --%          --%
End of Year Balance             $       --   $       --   $       --   $       --   $       --
Estimated Annual Expenses       $       --   $       --   $       --   $       --   $       --
----------------------------------------------------------------------------------------------

PREMIER PORTFOLIO
INSTITUTIONAL CLASS               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio                    --%          --%          --%          --%          --%
Cumulative Return Before
  Expenses                              --%          --%          --%          --%          --%
Cumulative Return After
  Expenses                              --%          --%          --%          --%          --%
End of Year Balance             $       --   $       --   $       --   $       --   $       --
Estimated Annual Expenses       $       --   $       --   $       --   $       --   $       --
----------------------------------------------------------------------------------------------


PREMIER TAX-EXEMPT PORTFOLIO
INSTITUTIONAL CLASS               YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------
Annual Expense Ratio                    --%          --%          --%          --%          --%
Cumulative Return Before
  Expenses                              --%          --%          --%          --%          --%
Cumulative Return After
  Expenses                              --%          --%          --%          --%          --%
End of Year Balance             $       --   $       --   $       --   $       --   $       --
Estimated Annual Expenses       $       --   $       --   $       --   $       --   $       --
----------------------------------------------------------------------------------------------

PREMIER TAX-EXEMPT PORTFOLIO
INSTITUTIONAL CLASS               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
----------------------------------------------------------------------------------------------
Annual Expense Ratio                    --%          --%          --%          --%          --%
Cumulative Return Before
  Expenses                              --%          --%          --%          --%          --%
Cumulative Return After
  Expenses                              --%          --%          --%          --%          --%
End of Year Balance             $       --   $       --   $       --   $       --   $       --
Estimated Annual Expenses       $       --   $       --   $       --   $       --   $       --
----------------------------------------------------------------------------------------------


PREMIER U.S. GOVERNMENT
MONEY PORTFOLIO
INSTITUTIONAL CLASS        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------------------------------------------------------------
Annual Expense Ratio             --%          --%          --%          --%          --%
Cumulative Return
  Before Expenses                --%          --%          --%          --%          --%
Cumulative Return After
  Expenses                       --%          --%          --%          --%          --%
End of Year Balance      $       --   $       --   $       --   $       --   $       --
Estimated Annual
  Expenses               $       --   $       --   $       --   $       --   $       --
---------------------------------------------------------------------------------------

PREMIER U.S. GOVERNMENT
MONEY PORTFOLIO
INSTITUTIONAL CLASS        YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
---------------------------------------------------------------------------------------
Annual Expense Ratio             --%          --%          --%          --%          --%
Cumulative Return
  Before Expenses                --%          --%          --%          --%          --%
Cumulative Return After
  Expenses                       --%          --%          --%          --%          --%
End of Year Balance      $       --   $       --   $       --   $       --   $       --
Estimated Annual
  Expenses               $       --   $       --   $       --   $       --   $       --
---------------------------------------------------------------------------------------



INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------


OBJECTIVE AND STRATEGIES



The funds' investment objective is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity.



    The funds invest in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.



    The funds' investments in the types of securities described in this prospectus varies from time to time, and at any time, the funds may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.



    Each fund typically maintains a portion of its assets in cash. The funds hold cash to handle their daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by a fund may increase if the fund takes a temporary defensive position. The funds may take a temporary defensive position when they receive unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash is likely to negatively affect the funds' investment results.


                                        6
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PREMIER PORTFOLIO



Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.


    Premier Portfolio maintains a weighted average maturity of 90 days or less.


    Premier Portfolio may invest in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.



    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.



PREMIER TAX-EXEMPT PORTFOLIO



Premier Tax-Exempt Portfolio normally invests at least 80% of its assets in securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax.



    Premier Tax-Exempt Portfolio invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities; (ii) tax-exempt commercial paper; and (iii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.



    Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia, their political subdivisions, agencies, instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.



    Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party demand feature and variable tender fees are, treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.



    Premier Tax-Exempt Portfolio may invest up to 20% of its net assets in money market instruments that may be subject to federal taxes, including Treasury securities, repurchase agreements, bankers' acceptances, commercial paper, U.S. dollar-denominated foreign securities and master notes.



    In addition, some of the fund's investments, whether or not foreign securities, may be backed by foreign guarantees and therefore subject to foreign credit exposure.



    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.



PREMIER U.S. GOVERNMENT MONEY PORTFOLIO



Premier U.S. Government Money Portfolio seeks to meet its objective by investing, normally, at least 80% of its assets in (i) direct obligations of the U.S. Treasury, (ii) other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality.



    Premier U.S. Government Money Portfolio purchases securities with maturities of 397 days or less. The fund maintains a weighted average maturity of 90 days or less.



    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.



RISKS RELATED TO ALL FUNDS


The principal risks of investing in the funds are:


    Money Market Fund Risk--The funds are money market funds and an investment in the funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the funds. Additionally, the funds' yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.



    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.



    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the funds' portfolio managers will produce the desired results.



    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.


                                        7
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ADDITIONAL PRINCIPAL RISKS RELATED TO PREMIER PORTFOLIO



    Repurchase Agreement Risk--The fund may enter into repurchase agreements. If the seller of a repurchase agreement in which the funds invest defaults on its obligation or declares bankruptcy, the funds may experience delays in selling the securities underlying the repurchase agreement. As a result, the funds may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.



    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.



    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.



    Municipal Securities Risk--The value of investment, payment of interest, and repayment of principal may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, changes in tax codes, IRS rulings, and the economies of the issuer's geographic location.



    Foreign Securities Risk--Foreign securities and securities which carry foreign credit exposure may have additional risks, including relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.



    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.



ADDITIONAL PRINCIPAL RISKS RELATED TO PREMIER TAX-EXEMPT PORTFOLIO



Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.



    Municipal Securities Risk--The value of investment, payment of interest, and repayment of principal may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, changes in tax codes, IRS rulings, and the economies of the issuer's geographic location.



    Foreign Securities Risk--U.S. dollar denominated foreign securities and securities which carry foreign credit exposure may have additional risks, including decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.



    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream underlying securities held as collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.



    Concentration Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.


                                        8
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ADDITIONAL PRINCIPAL RISKS RELATED TO PREMIER U.S. GOVERNMENT MONEY PORTFOLIO



U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.



    Repurchase Agreement Risk--The fund may enter into repurchase agreements. If the seller of a repurchase agreement in which the funds invest defaults on its obligation or declares bankruptcy, the funds may experience delays in selling the securities underlying the repurchase agreement. As a result, the funds may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The funds make available to institutions that maintain accounts with the funds beneficial owners of the funds' shares and prospective investors (collectively, Qualified Persons) information regarding the funds' portfolio holdings as detailed below. The funds' portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the funds' first and third fiscal quarter-ends. In addition, portfolio holdings information for the funds are available at http://www.aiminvestments.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the funds' portfolio holdings information, access the funds' overview page, and links to the following fund information will be found in the upper right side of this website page:


---------------------------------------------------------------------------------------------------------------------------------
                                                    APPROXIMATE DATE OF                          INFORMATION REMAINS
INFORMATION AVAILABLE                                POSTING TO WEBSITE                          AVAILABLE ON WEBSITE
---------------------------------------------------------------------------------------------------------------------------------
 Weighted average maturity information;  Next business day                            Until posting of the following business
 thirty-day, seven-day and one-day                                                    day's information
 yield information; daily dividend
 factor and total net assets
---------------------------------------------------------------------------------------------------------------------------------
 Complete portfolio holdings as of       1 day after month-end                        Until posting of the fiscal quarter
 month-end and information derived from                                               holdings for the months included in the
 holdings                                                                             fiscal quarter
---------------------------------------------------------------------------------------------------------------------------------



A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio holdings are available in the funds' Statement of Additional Information, which is available at http://www.aiminvestments.com.

                                        9
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FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (AIM or the advisor) serves as the funds' investment advisor and is responsible for their day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment objectives.



    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlements. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.



ADVISOR COMPENSATION

During the fiscal year ended August 31, 2006, the advisor received compensation of [0.19]% of Premier Portfolio's average daily net assets and [0.25]% of Premier Tax-Exempt Portfolio's average daily net assets. The advisor received [no compensation] from Premier U.S. Government Money Portfolio due to voluntary expense limitation agreements between the advisor and the fund. The advisor is responsible for all of the funds' expenses, other than (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the fund in connection with securities transactions to which the fund is a party or in connection with securities owned by the fund and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.


    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the funds described in this prospectus. Because they are not paid by the funds, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the funds' Institutional Class shares or the amount that a fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell Institutional Class shares of the funds to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Institutional Class shares of the funds or the provision of services to the funds. Also, please see each fund's statement of additional information for more information on these types of payments.


    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended August 31, 2006.


                                        10
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OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
The funds expect that their distributions, if any, will consist primarily of income.

DIVIDENDS

The funds generally declare dividends on each business day and pay any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the funds' business days. Dividends are paid on settled shares of Premier Portfolio and Premier U.S. Government Money Portfolio as of 5:30 p.m. Eastern Time. Dividends are paid on settled shares of Premier Tax-Exempt Portfolio as of 4:30 p.m. Eastern Time. If a fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by Premier Portfolio or Premier U.S. Government Money Portfolio prior to 5:30 p.m. Eastern Time and by Premier Tax-Exempt Portfolio prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that a fund closes early, and by shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of a fund will include the income accrued on such non-business day. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute net realized capital gains (including net short-term capital gains), if any, annually. The funds do not expect to realize any long-term capital gains or losses.

                                        11
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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by independent registered public accountants, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request.


    As of the date of this prospectus the Institutional Class shares for Premier U.S. Government Money Portfolio had not yet commenced operations and therefore, financial information for this class is not available.



                                                                  PREMIER PORTFOLIO--INSTITUTIONAL
                                                                               CLASS
                                                                ------------------------------------
                                                                                   FEBRUARY 25, 2005
                                                                                   (DATE SALES
                                                                YEAR ENDED         COMMENCED) TO
                                                                AUGUST 31, 2006    AUGUST 31, 2005
                                                                ---------------    -----------------
Net asset value, beginning of period                               $                   $
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
----------------------------------------------------------------------------------------------------
  Net realized gains on securities
====================================================================================================
    Total from investment operations
====================================================================================================
Less dividends from net investment income
====================================================================================================
Net asset value, end of period                                     $                   $
____________________________________________________________________________________________________
====================================================================================================
Total return(a)                                                            %                   %
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $                   $
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                         %(b)                %(b)
----------------------------------------------------------------------------------------------------
  Without fee waivers                                                      %(b)                %(b)
____________________________________________________________________________________________________
====================================================================================================
Ratio of net investment income to average net assets                       %(b)                %(b)
____________________________________________________________________________________________________
====================================================================================================



[(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.]


[(b) Ratios are annualized and based on average daily net assets of $556,171,198.]


                                        12
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FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                         PREMIER TAX-EXEMPT
                                                                   PORTFOLIO--INSTITUTIONAL CLASS
                                                                -------------------------------------
                                                                                   FEBRUARY 25, 2005
                                                                                    (DATE SALES
                                                                YEAR ENDED         COMMENCED) TO
                                                                AUGUST 31, 2006    AUGUST 31, 2005
                                                                ---------------    ------------------
Net asset value, beginning of period                               $                    $
-----------------------------------------------------------------------------------------------------
Net investment income
=====================================================================================================
Less dividends from net investment income
=====================================================================================================
Net asset value, end of period                                     $                    $
_____________________________________________________________________________________________________
=====================================================================================================
Total return(a)                                                            %                    %
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $                    $
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets                                    %(b)                 %(b)
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of net investment income to average net assets                       %(b)                 %(b)
_____________________________________________________________________________________________________
=====================================================================================================



[(a) Includes adjustments in accordance with accounting principles generally accepted in the United States and is not annualized for periods less than one year.]


[(b) Ratios are annualized and based on average daily net assets of $10,255,409.]


                                        13
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FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                  PREMIER U.S. GOVERNMENT MONEY PORTFOLIO--INVESTOR CLASS
                                                           ----------------------------------------------------------------------
                                                                    YEAR ENDED                                     YEAR ENDED
                                                                    AUGUST 31,              THREE MONTHS            MAY 31,
                                                           -----------------------------       ENDED           ------------------
                                                            2006       2005       2004      AUGUST 31, 2003     2003       2002
                                                           -------    -------    -------    ---------------    -------    -------
Net asset value, beginning of period                       $          $          $              $              $          $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income
=================================================================================================================================
Net asset value, end of period                             $          $          $              $              $          $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                   %          %          %              %              %          %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $          $          $              $              $          $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  %(b)        %         %(c)            %             %          %
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               %(b)        %         %(c)            %             %          %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets              %(b)        %         %(c)            %             %          %
_________________________________________________________________________________________________________________________________
=================================================================================================================================



[(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.]


[(b) Ratios are based on average daily net assets of $35,026,234.]


[(c) Annualized.]


                                        14
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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Each fund currently consists of two classes of shares, Investor Class and Institutional Class, that share a common investment objective and portfolio of investments. The two classes differ with respect to, among other things, distribution arrangements, purchase and redemption options, exchange privileges and timing of purchase and redemption orders and dividend accruals.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                                INITIAL       ADDITIONAL
FUND                                                          INVESTMENTS*    INVESTMENTS
-----------------------------------------------------------------------------------------
Premier Portfolio                                              $1 million     No minimum
Premier Tax-Exempt Portfolio                                   $1 million     No minimum
Premier U.S. Government Money Portfolio                        $1 million     No minimum
-----------------------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day for Premier Portfolio and Premier U.S. Government Money Portfolio and until 4:00 p.m. Eastern Time on a business day for Premier Tax-Exempt Portfolio and may accept a purchase order until 5:30 p.m. Eastern Time on a business day for Premier Portfolio and Premier U.S. Government Money Portfolio and until 4:30 p.m. Eastern Time on a business day for Premier Tax-Exempt Portfolio. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day for Premier Portfolio and Premier U.S. Government Money Portfolio and between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day for Premier Tax-Exempt Portfolio, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the funds verify and record your identifying information.


                                       A-1
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PURCHASE OPTIONS
--------------------------------------------------------------------------------


                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary.       Same
                                       The financial intermediary should mail
                                       your completed account application and
                                       purchase payment to the transfer agent,
                                       A I M Investment Services, Inc.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
                                       The financial intermediary should use
                                       the following wire instructions:
                                       The Bank of New York
                                       ABA/Routing #: 021000018
                                       DDA: 890013377
                                       AIM Investment Services, Inc.
                                       For Further Credit to Your Account #
                                       If you do not know your Account # or
                                       settle on behalf of multiple accounts,
                                       please contact the transfer agent for
                                       assistance.
By Telephone                           Open your account by forwarding your       Call the transfer agent at (800)
                                       completed account application and          659-1005 and wire payment for your
                                       purchase payment to the transfer agent,    purchase order in accordance with the
                                       A I M Investment Services, Inc.            wire instructions noted above.
                                       P.O. Box 0843
                                       Houston, TX 77001-0843
By AIM LINK--Registered Trademark--    Open your account by forwarding your       Complete an AIM LINK--Registered
                                       completed account application and          Trademark-- Agreement. Mail the
                                       purchase payment to the transfer agent,    application and agreement to the
                                       A I M Investment Services, Inc.            transfer agent. Once your request for
                                       P.O. Box 0843                              this option has been processed, you may
                                       Houston, TX 77001-0843                     place your purchase order via AIM LINK.
-------------------------------------------------------------------------------------------------------------------------


AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the funds at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the funds in the form of full and fractional shares at net asset value.

                                       A-2
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REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The
                                       transfer agent must receive your financial intermediary's
                                       instructions before 5:30 p.m. Eastern Time on a business day for Premier Portfolio and Premier U.S. Government Money
                                       Portfolio and before 4:30 p.m. Eastern Time on a business
                                       day for Premier Tax-Exempt Portfolio, to effect the
                                       redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day for Premier
                                       Portfolio and Premier U.S. Government Money Portfolio and
                                       between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time on a business day for Premier Tax-Exempt Portfolio it must do so by telephone.

By Telephone                           If placing a redemption request by telephone, you or any
                                       person authorized to make account transactions, must call
                                       the transfer agent before 5:30 p.m. Eastern Time on a
                                       business day for Premier Portfolio and Premier U.S.
                                       Government Money Portfolio and before 4:30 p.m. Eastern Time on a business day for Premier Tax-Exempt Portfolio to effect the redemption transaction on that day.

By AIM LINK(R)                         If placing a redemption request through AIM LINK, the
                                       transfer agent must receive your redemption request before
                                       5:00 p.m. Eastern Time on a business day for Premier
                                       Portfolio and Premier U.S. Government Money Portfolio and
                                       before 4:00 p.m. Eastern Time on a business day for Premier
                                       Tax-Exempt Portfolio to effect the transaction on that day.

---------------------------------------------------------------------------------------------------


PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order. We normally will wire payment for redemption requests received by the transfer agent prior to 5:30 p.m. Eastern Time (for Premier Portfolio and Premier U.S. Government Money Portfolio) and prior to 4:30 p.m. Eastern Time (for Premier Tax-Exempt Portfolio) on the business day received. However, depending on such factors as market liquidity and the size of the redemption, for a redemption request received by the transfer agent between (i) 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time (for Premier Portfolio and Premier U.S. Government Money Portfolio), and (ii) 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time (for Premier Tax-Exempt Portfolio), proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time (for Premier Portfolio and Premier U.S. Government Money Portfolio) and after 4:30 p.m. Eastern Time (for Premier Tax-Exempt Portfolio), the redemption will be effected at the net asset value of the fund determined as of 8:00 a.m. Eastern Time on the next business day.

    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.
REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your preauthorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK(R)
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your preauthorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS
If a fund determines that you have not provided a correct Social Security or other taxpayer identification number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------

 THE FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

                                       A-3
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--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each fund's shares is such fund's net asset value per share. Each fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day for each of Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time. The last net asset value determination on a business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time.

    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders," the last net asset value calculation will occur as of such closing.

    The funds value portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.

    A business day is any day that the New York Stock Exchange (NYSE) is open for business. The funds are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The funds also may close early on a business day if the Bond Market Association recommends that government securities dealers close early.

    If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds.

    The funds may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

    The funds reserve the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.


    During the thirty-minute period between the last three net asset value determinations, a fund may, in its discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of the funds has not adopted any policies and procedures, such as limits on exchanges or redemption fees, that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:


- The funds are offered to investors as a cash management vehicle. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the funds will be detrimental to the continuing operations of the funds.

- The funds' portfolio securities are valued on the basis of amortized cost, and the funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the funds. Imposition of redemption fees would run contrary to investor expectations.
The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that a fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    The funds and their agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if a fund determines that such purchase may disrupt the fund's operation or performance.


[EXCHANGE POLICY


You may not exchange Institutional Class shares of Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio for shares of any other AIM fund.]


TAXES
Dividends and distributions received are taxable as ordinary income or long term capital gain for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time a fund holds its assets. Every year, information will be sent showing the amount of distributions received from a fund during the prior year.

    Any capital gain realized from redemptions of fund shares will be subject to federal income tax.

    The foreign, state and local tax consequences of investing in the funds may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about these funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of each fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or

BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com


You can also review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.


-----------------------------------------------

---------------------------------------------
   Premier Portfolio
   Premier Tax-Exempt Portfolio
   Premier U.S. Government Money Portfolio
   SEC 1940 Act file number: 811-05460
---------------------------------------------
-----------------------------------------------

THE FUNDS' MOST RECENT PORTFOLIO HOLDINGS, AS FILED ON FORM N-Q, ARE ALSO AVAILABLE AT http://www.aiminvestments.com.

AIMinvestments.com     I-TST-PRO-2
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          AIM TREASURER'S SERIES TRUST
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                                   ----------


          THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE SHARES OF THE PREMIER PORTFOLIO (THE "PORTFOLIO") OF AIM TREASURER'S SERIES TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE PORTFOLIO LISTED BELOW. PORTIONS OF THE PORTFOLIO'S FINANCIAL STATEMENTS ARE INCORPORATED INTO THIS STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE TO THE PORTFOLIO'S MOST RECENT ANNUAL REPORT TO SHAREHOLDERS. YOU MAY OBTAIN, WITHOUT CHARGE, A COPY OF THE PROSPECTUS AND/OR ANNUAL REPORT FOR THE PORTFOLIO FROM AN AUTHORIZED DEALER OR BY WRITING TO:



                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 0843
                            HOUSTON, TEXAS 77001-0843


                                  OR BY CALLING
                                 (800) 659-1005




                                   ----------


          THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 14, 2006, RELATES TO THE INSTITUTIONAL CLASS SHARES OF THE FOLLOWING PROSPECTUS:



    PORTFOLIO                                                   PROSPECTUS DATED
    ---------                                                   ----------------
PREMIER PORTFOLIO                                              DECEMBER 14, 2006

                          AIM TREASURER'S SERIES TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION ABOUT THE TRUST .....................................      1
   Portfolio History ....................................................      1
   Shares of Beneficial Interest ........................................      1

DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS ..............      3
   Classification .......................................................      3
   Investment Strategies and Risks ......................................      3
      Foreign Investments ...............................................      3
      Debt Investments ..................................................      4
      Other Investments .................................................      8
      Investment Techniques .............................................      9
      Additional Securities or Investment Techniques ....................     11
   Diversification Requirements .........................................     11
   Portfolio Policies ...................................................     12
   Policies and Procedures for Disclosure of Portfolio Holdings .........     14

MANAGEMENT OF THE TRUST .................................................     17
   Board of Trustees ....................................................     17
   Management Information ...............................................     17
      Trustee Ownership of Portfolio Shares .............................     20
   Compensation .........................................................     20
      Retirement Plan For Trustees ......................................     20
      Deferred Compensation Agreements ..................................     20
      Purchase of Class A Shares of the AIM Funds at Net Asset Value ....     21
   Code of Ethics .......................................................     21
   Proxy Voting Policies ................................................     21

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .....................     21

INVESTMENT ADVISORY AND OTHER SERVICES ..................................     22
   Investment Advisor ...................................................     22
   Marketing Support and Administrative Support Payments ................     23
   Service Agreements ...................................................     24
   Other Service Providers ..............................................     24

BROKERAGE ALLOCATION AND OTHER PRACTICES ................................     25
   Brokerage Transactions ...............................................     25
   Commissions ..........................................................     25
   Broker Selection .....................................................     25
   Regular Brokers ......................................................     29
   Allocation of Portfolio Transactions .................................     29

PURCHASE, REDEMPTION AND PRICING OF SHARES ..............................     29

   Purchase and Redemption of Shares ....................................     29
   Offering Price .......................................................     30
   Redemption in Kind ...................................................     30
   Backup Withholding ...................................................     30

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS ................................     31
   Dividends and Distributions ..........................................     31
   Tax Matters ..........................................................     32

DISTRIBUTION OF SECURITIES ..............................................     39
   Distributor ..........................................................     39

BANKING REGULATIONS .....................................................     39

FINANCIAL STATEMENTS ....................................................     40

PENDING LITIGATION ......................................................     40

APPENDICES:

RATINGS OF DEBT SECURITIES ..............................................    A-1

PERSONS TO WHOM AIM PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS ON AN
   ONGOING BASIS ........................................................    B-1

TRUSTEES AND OFFICERS ...................................................    C-1

TRUSTEES COMPENSATION TABLE .............................................    D-1

PROXY POLICIES AND PROCEDURES ...........................................    E-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .....................    F-1

MANAGEMENT FEES .........................................................    G-1

ADMINISTRATIVE SERVICES FEES ............................................    H-1

PURCHASE OF SECURITIES OF REGULAR BROKERS ...............................    I-1

PENDING LITIGATION ......................................................    J-1

                       GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY

          AIM Treasurer's Series Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: Premier Portfolio, Premier Tax-Exempt Portfolio, and Premier U.S. Government Money Portfolio (each a "Portfolio" and collectively, the "Portfolios"). Under the Amended and Restated Agreement and Declaration of Trust, dated September 14, 2005, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

          The Trust was organized as a Delaware statutory trust on July 29, 2003. Pursuant to an Agreement and Plan of Reorganization, INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund, the two series portfolios of AIM Treasurer's Series Funds, Inc. ("ATSF"), were redomesticated as two new series of the Trust on November 25, 2003. Prior to October 1, 2003, the name of ATSF was INVESCO Treasurer's Series Funds, Inc. ATSF was incorporated under the laws of Maryland on March 17, 1999. On May 28, 1999, ATSF assumed all of the assets and liabilities of INVESCO Treasurer's Series Trust, which was organized as a Massachusetts business trust on January 27, 1988. Pursuant to an Agreement and Plan of Reorganization, INVESCO U.S. Government Money Fund, a series portfolio of AIM Money Market Funds, Inc. ("AMMF"), was redomesticated as a new series of the Trust on November 25, 2003. Prior to October 1, 2003, the name of AMMF was INVESCO Money Market Funds, Inc. AMMF was incorporated under the laws of Maryland on April 2, 1993. On July 1, 1993, AMMF assumed all of the assets and liabilities of Financial U.S. Government Money Fund, a series of Financial Series Trust, which was organized as a Massachusetts business trust on July 15, 1987. On December 2, 2004, the single, unnamed class of shares of Premier Portfolio and Premier Tax-Exempt Portfolio was renamed the Investor Class. All historical financial and other information contained in this Statement of Additional Information for periods prior to these dates relating to the portfolio (or class thereof) is that of the predecessor portfolio (or class thereof). On October 15, 2004, INVESCO Treasurer's Money Market Reserve Fund, INVESCO Treasurer's Tax-Exempt Reserve Fund, and INVESCO U.S. Government Money Fund were renamed Premier Portfolio, Premier Tax-Exempt Portfolio, and Premier U.S. Government Money Portfolio, respectively.

SHARES OF BENEFICIAL INTEREST

          Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

          The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Portfolio. These assets constitute the underlying assets of the Portfolio, are segregated on each Portfolio's books of account, and are charged with the expenses of the Portfolio and its respective classes. The Portfolios allocate any general expenses of the Trust not readily identifiable as belonging to a particular Portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

          Each share of each Portfolio represents an equal proportionate interest in such Portfolio with each other such share and is entitled to such dividends and distributions out of the income belonging to such Portfolio as are declared by the Board. Each Portfolio offers two classes of shares, Investor Class and Institutional Class. This Statement of Additional Information relates solely to the Institutional Class shares of Premier Portfolio. The Institutional Class shares of each other Portfolio is discussed in a separate Statement of Additional Information. The Investor Class shares of the three Portfolios are discussed in a separate Statement of Additional Information.

          Each class of shares of a Portfolio represents interests in the same portfolio of investments of such Portfolio. If the Trust is ever liquidated, shareholders of each class of a Portfolio are entitled to share pro rata in the assets belonging to such Portfolio allocable to such class which are available for distribution after satisfaction of outstanding liabilities of the Portfolio allocable to such class. Each share of a Portfolio generally has identical voting, dividend, liquidation and other rights on the same terms and conditions; however, each class of shares of a Portfolio is subject to different exchange privileges and class-specific expenses.

          Shareholders of each Portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of the Portfolio. On matters affecting an individual Portfolio or class of shares, a separate vote of shareholders of such Portfolio or class is required. Shareholders of the Portfolio or class are not entitled to vote on any matter which does not affect such Portfolio or class but that requires a separate vote of another Portfolio or class. An example of a matter that would be voted on separately by shareholders of each Portfolio is the approval of the advisory agreement with any investment advisor. When issued, shares of each Portfolio are fully paid and nonassessable, have no preemptive, conversion, or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

          Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of the Portfolio for all losses and expenses of any shareholder of such Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder's incurring direct financial loss due to shareholder liability is limited to circumstances in which a complaining party is not held to be bound by the disclaimer and the applicable Portfolio is unable to meet its obligations.


          The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is not entitled to indemnification for such expenses.


          SHARE CERTIFICATES. Shareholders of the Portfolios do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION


          The Trust is an open-end management investment company. Premier Portfolio (the "Portfolio") is "diversified" for purposes of the 1940 Act.



INVESTMENT STRATEGIES AND RISKS



          Set forth below are detailed descriptions of the various types of securities and investment techniques that AIM may use in managing the Portfolio, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in the Portfolio's Prospectus; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectus, that security or investment technique is not a principal investment strategy.



          The Portfolio may not invest in all of these types of securities or use all of these techniques at any one time. The Portfolio's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as the federal securities laws. In addition to those described below, AIM may invest in other types of securities and may use other investment techniques in managing the Portfolio, subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as the federal securities laws.



          The Portfolio's investment objectives, policies, strategies and practices described below are non-fundamental unless otherwise indicated.



          RULE 2A-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The maturity of a security held by the Portfolio is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities. Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from an NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from an NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, such NRSRO.



Foreign Investments



          FOREIGN SECURITIES. The Portfolio may invest in U.S. dollar denominated foreign securities. Foreign securities are debt securities that are issued and/or settled outside the United States. The types of foreign securities that the Portfolio may invest in include, but are not limited to, bonds, medium-term notes, commercial paper, variable rate foreign securities, and banking instruments such as certificates of deposit, bankers' acceptances and time deposits. In addition, some of the Portfolio's investments, whether or not foreign securities, may be backed by foreign guarantees.



          Investments by the Portfolio in U.S. dollar-denominated foreign securities and in securities backed by foreign guarantees may entail some or all of the risks set forth below.



          Political and Economic Risk. The economies of many of the countries in which the Portfolio may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Portfolio's investments.



          Regulatory Risk. Foreign companies may not be registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Portfolio's shareholders.



          Market Risk. The securities markets in many of the countries in which the Portfolio invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.



          FOREIGN GOVERNMENT OBLIGATIONS. The Portfolio may invest in foreign government obligations. These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign government or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.



Debt Investments



          U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment or stripped securities until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer were to default, the Portfolio holding securities of such issuer might not be able to recover their investment from the U.S. Government.



          MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party, the market value of the security, which may fluctuate, is not so secured.



          There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly-owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly-owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly-owned by public stockholders.



          Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.



          If the Portfolio purchases a debt security (including a mortgage-backed or other asset-backed security) at a premium, that premium will be lost if the security is held to maturity and may be lost prior to maturity because of a decline in the market value of the security resulting from such events as changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, because in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the anticipated return on any such security.



          BANK INSTRUMENTS. The Portfolio may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.



          INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. The Portfolio may invest in debt obligations issued or guaranteed by U.S. corporations that are denominated in U.S. dollars. Such investments may include, among others, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements, commercial paper and other short-term corporate instruments. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and the Portfolio covering underlying demand notes. The interest rate on the underlying notes may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes and funding agreements are generally illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.



          PARTICIPATION INTERESTS. The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest from a Lender or a Participant will not result in any direct contractual relationship between such Portfolio and the borrowing company (the "Borrower"). Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. The Portfolio is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.



          MUNICIPAL SECURITIES. The Portfolio may invest in municipal securities which include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies. Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.



          Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipally. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters--Tax Matters."



          The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Portfolio's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities in the Portfolio will vary from time to time.



          Municipal Securities also include the following securities:



          - Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.



          - Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.



          - Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.



          - Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.



          The Portfolio limits its investment in certain types of Municipal Securities as follows: (i) less than 25% of its total assets will be invested in securities of issuers who are located in the same state; (ii) less than 25% of its total assets will be invested in industrial development bonds; and (iii) less than 25% of its total assets will be invested in securities the interest on which is paid from revenues of similar type projects (similar project securities). However, industrial development bonds and similar project securities will not be counted towards the applicable 25% limit if they are subject to a guarantee, including a letter of credit, financial guaranty insurance, or are refunded securities (meaning that payments of principal and interest on such securities are paid by U.S. Government securities that have been irrevocably placed in an escrow account and are pledged only to such payments).



          Subsequent to its purchase by the Portfolio, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another NRSRO, or the rating of such a security may be reduced below the minimum rating required for purchase by the Portfolio. Neither event would require the Portfolio to dispose of the security, but AIM will consider such events to be relevant in determining whether the Portfolio should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Portfolio will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.



          There is a risk that some or all of the interest received by the Portfolio from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service.



          The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by holders of a class of the Portfolio will be the yield realized by the Portfolio on its investments reduced by the general expenses of the Portfolio and those expenses attributable to such class. The market values of the Municipal Securities held by the Portfolio will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.



          LIQUID ASSETS. In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of their assets in cash.



          Descriptions of debt securities ratings are found in Appendix A.



Other Investments



          OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.



          The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.



          VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of the Portfolio. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Portfolio.

Investment Techniques



          DELAYED DELIVERY TRANSACTIONS. The Portfolio may enter into delayed delivery transactions. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date.



          Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.



          The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.



          WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when issued" basis. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.



          Securities purchased on a when-issued basis and the securities held in the portfolio are subject to change in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).



          Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio securities in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

          INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.



          BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.



          REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreement transactions are limited to a term of 365 days or less.



          If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.



          The Portfolio may invest its cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.



          REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by the Portfolio under the 1940 Act.

          ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.



          Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.



          RULE 144A SECURITIES. The Portfolio may purchase Rule 144A securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolio complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.



Additional Securities or Investment Techniques



          SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any Portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable fund maturity structure. AIM may also dispose of any portfolio securities prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high fund turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.



          INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE PORTFOLIO/ADVISOR. The Portfolio may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g. custodian banks). The Portfolio will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.



DIVERSIFICATION REQUIREMENTS



          As a money market fund, the Portfolio is subject to the issuer diversification requirements of Rule 2a-7 under the 1940 Act. For purposes of these issuer diversification requirements with respect to issuers of Municipal Securities, each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.



          Rule 2a-7 sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees.



          The issuer diversification requirement provides that the Portfolio may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal and interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the Municipal Securities secures repayment of such securities.



          The diversification requirement applicable to Municipal Securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Portfolio may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Portfolio to sell a Municipal Security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, financial guaranty (bond) insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security).





PORTFOLIO POLICIES

          FUNDAMENTAL RESTRICTIONS. The investment restrictions set forth below have been adopted by the Portfolio and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Portfolio. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Portfolio's assets will not cause a violation of the following investment restrictions as long as percentage restrictions are observed by the Portfolio at the time it purchases any security. The Portfolio shall not:

          1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

          2. except to the extent permitted by Rule 2a-7 promulgated under the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

          3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"), as amended, in connection with the disposition of the Portfolio's portfolio securities;

          4. borrow money, except that the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

          5.   issue senior securities, except as permitted under the 1940 Act;

          6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

          7. purchase or sell physical commodities; however, this policy shall not prevent the Portfolio from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

          8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

          9. The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single, open-end management investment company managed by the Advisor or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.

          The Portfolio's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. The Portfolio's investment objective is fundamental and may not be changed without shareholder approval.

          NON-FUNDAMENTAL RESTRICTIONS. In addition, the Portfolio has the following non-fundamental policies, which may be changed by the Board without shareholder approval:

          1. The Portfolio may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Portfolio from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, (iii) the Portfolio may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; and (iv) this policy does not prevent the Portfolio from entering into repurchase and reverse repurchase agreements.

          2. The Portfolio may borrow money only from a bank or from an open-end management investment company managed by the Advisor or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

          3. The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

          4. The Portfolio may invest in securities issued by other investment companies to the extent that such investments are consistent with the Portfolio's investment objective and policies and are permissible under the 1940 Act.

          5. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

          6. The Portfolio may not acquire any securities of registered unit investment trust in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

          The Board has adopted policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities are provided below.

          PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Portfolio makes available to institutions that maintain accounts with the Portfolio, beneficial owners of the Portfolio's shares and prospective investors (collectively, "Qualified Persons") information regarding or derived from the Portfolio's portfolio holdings. The Portfolio discloses the following portfolio holdings information on http://www.aiminvestments.com(1):


                                        APPROXIMATE DATE OF POSTING TO       INFORMATION REMAINS AVAILABLE
       INFORMATION AVAILABLE                        WEBSITE                            ON WEBSITE
       ---------------------          -----------------------------------   -------------------------------
Weighted average maturity             Next business day                     Until posting of the following
information; thirty-day, seven-day                                          business day's information
and one-day yield information;
daily dividend factor and total net
assets

Complete portfolio holdings as of     1 day after month-end                 Until posting of the fiscal
month-end and information derived                                           quarter holdings for the months
from holdings                                                               included in the fiscal quarter

Complete portfolio holdings as of     60-70 days after fiscal quarter-end   For one year
fiscal quarter-end


          Qualified Persons may obtain access to the website, as well as the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Portfolio's distributor's vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose portfolio information to such Qualified Person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also

(1) To locate the Portfolio's portfolio holdings information on http://www.aiminvestments.com, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on the Product Overview Quick Link on the lower left-hand side and select the Portfolio. Links to the Portfolio's holdings are located in the upper right side of this website page.

obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com.


          SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable fund and address any perceived conflicts of interest between shareholders of such fund and AIM or its affiliates as part of granting its approval.



          The Board exercises continuing oversight of the disclosure of portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or his designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the Portfolio and AIM or its affiliates brought to the Board's attention by AIM.


          AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

          -    Attorneys and accountants;

          -    Securities lending agents;

          -    Lenders to the AIM Funds;

          -    Rating and rankings agencies;

          -    Persons assisting in the voting of proxies;

          -    AIM Funds' custodians;

          - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

          - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM
               Fund);

          -    Financial printers;

          - Brokers identified by an AIM Funds' portfolio management team who provide execution and research services to the team; and

          - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

          In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

          AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Portfolio.

          The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in Portfolio or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

          DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Portfolio, and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Portfolio.

          From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Portfolio's portfolio securities or may state that the Portfolio has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since the Portfolio's most recent month-end and therefore may not be reflected on the list of the Portfolio's most recent month-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Portfolio, shareholders in the Portfolio, persons considering investing in the Portfolio or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

          From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about the Portfolio, including, but not limited to, how the Portfolio's investments are divided among various sectors, industries, and countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, and bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Portfolio performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of the Portfolio or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Portfolio may be based on the Portfolio's most recent quarter-end portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

          DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Portfolio when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the AIM Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the AIM Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

          DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGER PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


          The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust. The Trustees, among other things, approve the investment objectives, policies and procedures for the Portfolio. The Trust enters into agreements with various entities to manage the day-to-day operations of the Portfolio, including the Portfolio's investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers, and approving the terms of their contracts with the Portfolio. On an ongoing basis, the Trustees exercise general oversight of these service providers.



          Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

          The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them is set forth in Appendix C.


          The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Market Timing Litigation Committee (the "Committees").



          The members of the Audit Committee are James T. Bunch, Lewis F. Pennock, Dr. Larry Soll, Raymond Stickel, Jr. (Chair),Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent registered public accountants' qualifications, independence and performance; (ii) appoint independent registered public accountants for the Portfolio; (iii) pre-approve all permissible audit and non-audit services that are provided to the Portfolio by their independent registered public accountants to the extent required by
Section 10A(h) and (j) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolio's independent registered public accountants to the Portfolio's investment adviser and certain other affiliated entities; (v) to oversee the financial reporting process for the Portfolio; (vi) prepare an audit committee report for inclusion in any proxy statement issued by the Portfolio to the extent required by Regulation 14A under the Exchange Act; (vii) assist the Board's oversight of the performance of the Portfolio's internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Portfolio's financial statements; and (ix) assist the Board's oversight of the Portfolio's compliance with legal and regulatory requirements. During the fiscal year ended August 31, 2006, the Audit Committee held seven meetings.



          The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Portfolio's Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Portfolio's Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG");
(iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Portfolio's Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the

Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Portfolio shareholders and of AIM's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Portfolio and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's Internal Compliance Controls Committee; (xi) reviewing all reports made by AIM's Chief Compliance Officer;
(xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman;
(xiii) risk management oversight with respect to the Portfolio and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Portfolio or its service providers; and
(xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2006, the Compliance Committee held seven meetings.



          The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair). The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Portfolio that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.



          The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2006, the Governance Committee held nine meetings.



          Notice procedures set forth in the Trust's bylaws require that any shareholder of the Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



          The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Fields, Carl Frischling, Robert
H. Graham, Pennock, Soll, Stickel and Philip A. Taylor, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for Portfolio, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2006, the Investments Committee held seven meetings.

          The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Portfolio that have been assigned to a particular Sub-Committee (for each Sub-Committee, the "Designated Funds"), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.



          The members of the Valuation Committee are Messrs. Bunch, Pennock (Vice Chair), Soll and Taylor and Miss Quigley (Chair). The Valuation Committee is responsible for: (i) developing a sufficient knowledge of the valuation process and of AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities; (ii) periodically reviewing information provided by AIM or other advisers regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review; (iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM's internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Portfolio and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive accounting responsibility, and the reasons for such differences; and
(vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended August 31, 2006, the Valuation Committee held six meetings.



The members of the Special Market Timing Litigation Committee are Messrs. Bayley, Bunch (Chair), Crockett and Dowden (Vice Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and (b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2006, the Special Market Timing Litigation Committee held one meeting.





Trustee Ownership of Portfolio Shares

          The dollar range of equity securities beneficially owned by each trustee (i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies within the AIM Funds complex, is set forth in Appendix C.

COMPENSATION

          Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.


          Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2005 set forth in Appendix D.


Retirement Plan For Trustees

          The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.


          The trustees have also adopted a retirement policy that permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee becomes 72 years old. A majority of the trustees may extend from time to time the retirement date of a trustee.



          Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor portfolio) for a Covered Fund. Effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the trustee's annual retainer paid to or accrued by any Covered Fund with respect to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such trustee's credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee's designated beneficiary for the same length of time that the trustee would have received the payments, based on his or her service. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72, subject to a reduction for early payment.



Deferred Compensation Agreements



          Messrs. Crockett, Edward K. Dunn (a former trustee), Fields, Frischling and Sklar (a former trustee) and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation

Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustee. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.



Purchase of Class A Shares of the AIM Funds at Net Asset Value



          The trustees and other affiliated persons of the Trust may purchase Class A shares of any of the AIM Funds without paying an initial sales charge. AIM Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and a wholly-owned subsidiary of AIM, permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the AIM Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares - Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."



CODE OF ETHICS



          AIM, the Trust and AIM Distributors have adopted a Code of Ethics which applies to all AIM Fund trustees and officers, and employees of AIM and its subsidiaries and governs, among other things, personal trading activities of such persons. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within the AIM Family of Funds --Registered Trademark--. Personal trading, including personal trading involving securities that may be purchased or held by a fund within the AIM Family of Funds --Registered Trademark--, is permitted under the Code subject to certain restrictions; however employees are required to pre-clear all security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.





PROXY VOTING POLICIES

          The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are set forth in Appendix E.

          Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board is supplied with a summary quarterly report of the Portfolio's proxy voting record.


          Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 months ended June 30, 2006 is available at our website, http://www.aiminvestments.com. This information is also available at the SEC website, http://www.sec.gov.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          Information about the ownership of each class of the Portfolio's shares by beneficial or record owners of the Portfolio and by trustees and officers as a group is set forth in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of the Portfolio is presumed to "control" the Portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

          AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly-owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly-owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

          On November 25, 2003, the series portfolios of AIM Treasurer's Series Funds, Inc., a Maryland corporation (the "Company"), were redomesticated into series portfolios of the Trust. Prior to November 25, 2003, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for each series portfolio of the Company.

          As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Portfolios. The investment advisory services of AIM are not exclusive and AIM is free to render investment advisory services to others, including other investment companies.

          The Advisory Agreement provides that the advisor will pay or cause to be paid all expenses of the Portfolio including, without limitation, unless the Board specifically approves payment of such expenses by the Portfolio: fees, charges and expenses related to accounting, custody, depository, dividend disbursing agency, dividend reinvestment agency, transfer agency, registrar, independent pricing and legal services performed for the Portfolio; taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Trust or the Portfolio to federal, state, county, city or other governmental agents; fees for maintaining the registration and qualification of the Portfolio or its shares under federal and state law including the preparation and printing of prospectuses and statements of additional information; compensation and expenses of the trustees of the Trust; costs of printing and distributing reports, notices of shareholders' meetings, proxy statements, dividend notices, prospectuses, statements of additional information and other communications to the Portfolio's shareholders, including expenses relating to Board and shareholder meetings; all costs, fees and other expenses arising in connection with the organization and filing of the Trust's Certificate of Trust including its initial registration and qualification under the 1940 Act and under the 1933 Act, the determination of the tax status of the Portfolio, the initial registration and qualification of the Portfolio's securities under federal and state securities laws and the approval of the Trust's operations by any other federal or state authority; expenses of repurchasing and redeeming shares of the Portfolio; insurance premiums; expenses, including fees and disbursements of the Trust's counsel, in connection with litigation by or against the Trust or the Portfolio; and premiums for the fidelity bond maintained by the Portfolio pursuant to the 1940 Act (except those premiums that may be allocated to AIM as an insured).

          The Portfolio pays the following costs and expenses under the Advisory Agreement (except to the extent required by law to be paid by AIM): (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Trust or the Portfolios in connection with securities transactions to the Trust or the Portfolios are a party or in connection with securities owned by the Trust or the Portfolios; (iii) interest on indebtedness, if any incurred by the Trust or the Portfolios, and (iv) other expenditures, including costs incurred in connection with the purchase or sale of securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

          Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

  PORTFOLIO NAME    NET ASSETS   ANNUAL RATE
  --------------    ----------   -----------
Premier Portfolio   All Assets      0.25%

          AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.


          Effective June 30, 2005, AIM has contractually agreed to waive, on an annual basis, management fees equal to 0.08% of The Portfolio's average daily net assets to limit the Portfolio's annual management fee to 0.17% of average daily net assets. The expense limitation is in effect through June 30, 2007.



          The management fees payable by the Portfolio, the amounts waived by AIM or INVESCO and the net fee paid by the Portfolio for the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004 are set forth in Appendix G.


MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS

AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.

          Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.

          Financial intermediaries negotiate the support payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Neither AIM, FMC nor any of their affiliates makes an independent assessment of the cost of providing such services.

SERVICE AGREEMENTS

          ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that AIM will not charge the Portfolio any fees for such services. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose.

          Prior to August 12, 2003, INVESCO served as the administrator for each series portfolio of the Company. Administrative services fees paid to AIM or INVESCO by the Portfolio for the fiscal years ended August 31, 2005 and August 31, 2004, the three months ended August 31, 2003, and the fiscal year ended May 31, 2003 are set forth in Appendix H.

OTHER SERVICE PROVIDERS


          TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly-owned subsidiary of AIM, is the Trust's transfer agent. The Transfer Agent and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of the shareholders of the Portfolio. The TA Agreement provides that AIM will not charge the Portfolio any fees for such services.



          CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolio. JPMorgan Chase Bank N,A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Portfolio.


          Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Portfolio's independent registered public accounting firm is responsible for auditing the financial statements of the Portfolio. The Audit Committee of the Board has appointed [_____________________________], as the independent registered public accounting firm to audit the financial statements of the Portfolio. Such appointment was ratified and approved by the Board.


          COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

          AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers (each a "Broker"), effects the Portfolio's investment portfolio transactions, and where applicable, negotiates spreads on transactions. Purchases and sales of portfolio securities by the Portfolio are usually principal transactions. AIM's primary consideration in effecting a security transaction is to obtain best execution, which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker.

          Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Portfolio) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

          Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

          The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity; however, AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if AIM believes such disposition and reinvestment of proceeds will enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if AIM believes such disposition is advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintains an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but because brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in short-term obligations will result in high fund turnover.

COMMISSIONS


          There were no brokerage commissions paid by the Portfolio during the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004 to Brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.


          The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the portfolio follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION

          AIM's primary consideration in selecting Brokers to execute portfolio transactions for a Portfolio is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a

Portfolio, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Portfolio is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Portfolio. AIM will not select Brokers based upon their promotion or sale of Portfolio shares.

          In choosing Brokers to execute portfolio transactions for the Portfolio, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Portfolio and/or the other accounts over which AIM and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly the Portfolio may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to AIM.

          AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers. Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Portfolio effects securities transactions in connection with managing such Portfolio.

     AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:

     1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or A I M Capital, Inc. ("AIM Capital"), a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.

     2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

          This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by AIM or AIM Capital.

     3. Some of the common investment models used to manage various funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the Portfolio and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the Portfolio and/or other accounts managed by AIM and/or AIM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM Capital and APAM; however, APAM does not provide any soft dollar research benefit to the Portfolio and/or other accounts managed by AIM or AIM Capital.

     AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.

     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products:

          - proprietary research created by the Broker executing the trade, and

          - other products created by third parties that are supplied to AIM through the Broker executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.

     AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which AIM has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

     Soft Dollar Products received from Brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:

     - Database Services - comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

     - Quotation/Trading/News Systems - products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

     - Economic Data/Forecasting Tools - various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

     - Quantitative/Technical Analysis - software tools that assist in quantitative and technical analysis of investment data.

     - Fundamental/Industry Analysis - industry specific fundamental investment research.

     - Fixed Income Security Analysis - data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

     - Other Specialized Tools - other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

          If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

          Outside research assistance is useful to AIM since the Brokers used by AIM tend to follow a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, such services provide AIM with a diverse perspective on financial markets. Some Broker may indicate that the provision of research services is dependent on the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

          In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. To the extent the Portfolio's transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Portfolio might exceed those that might have otherwise been paid.

          AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Portfolio to their clients, or that act as agent in the purchase of a Portfolio's shares for their clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

REGULAR BROKERS


          Information concerning the Portfolio's acquisition of securities of its regular Brokers during the last fiscal year ended August 31, 2006 is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

          AIM and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another portfolio or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more other accounts, and is considered at or about the same time, AIM will allocate transactions in such securities among the Portfolio and these accounts on a pro rata basis based on order size or in such manner believed by AIM to be fair and equitable. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

          Before the initial purchase of shares, an investor must submit a completed account application, either directly or through its financial intermediary, to AIM Investment Services, Inc. ("AIS") at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

          Purchase and redemption orders must be received in good order. To be in good order, the investor, either directly or through his financial intermediary, must give AIS all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

          An investor or financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

          Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AIS in writing. AIS may request additional documentation.

          AIS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts in the Portfolio to satisfy the minimum investment requirement.

          Additional information regarding purchases and redemptions is located in the Institutional Class prospectus, under the heading "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

          The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

          The Board has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. The Portfolio intends to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Portfolio's procedures which are designed to stabilize the Portfolio's price per share at $1.00.

          Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold.

REDEMPTION IN KIND

          The Portfolio does not intend to redeem shares representing an interest in the Portfolio in kind (i.e. by distributing its portfolio securities).

BACKUP WITHHOLDING


          Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a correctly completed and currently effective Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.



          Each AIM Fund and other payers, generally must withhold 28% of reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding. Under current IRS guidance, each AIM Fund and other payer must generally withhold 28% on exempt-interest dividends paid March 31, 2007, in the case of any shareholder who fails to provide the Portfolio with such information.


          An investor is subject to backup withholding if:

          1.   the investor fails to furnish a correct TIN to the Portfolio;

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN;

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

          Interest and dividend payments are subject to backup withholding in all five situations discussed above. Long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

          Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

          Investors should contact the IRS if they have any questions concerning withholding.

          IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

          NON-RESIDENT ALIENS -- Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


          It is the present policy of the Portfolio to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. All dividends and distributions will be automatically reinvested in additional shares of the same class of the Portfolio unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund. Capital gain distributions will be reinvested at the net asset value per share determined on the ex-distribution date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.


          Dividends are declared to shareholders of record immediately prior to the final determination of the net asset value of the Portfolio. For the Portfolio, dividends begin accruing on the first business day after a purchase order for shares of the Portfolio is effective (settle date), and accrue through the day on which a redemption order is effective (settle date). Thus, if a purchase order is effective on Friday, dividends will begin accruing on Friday.

          Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net income per share of a class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

          The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

          QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

          In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, the Portfolio may be required to sell portfolio holdings in order to meet this requirement.

          In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, securities of certain publicly traded partnerships, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies); of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses; or, collectively, in the securities of certain publicly traded partnerships.

          For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such futures contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.


          Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Portfolio may not rely on informal rulings of the IRS, the Portfolio may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.


          Under an IRS revenue procedure, the Portfolio may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification Test where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.


          If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally would be eligible for the dividends received deduction in the case of corporate shareholders and would be included in the qualified dividend income of noncorporate shareholders.

          DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, the Portfolio may make an election to treat such gain or loss as capital.

          Certain hedging transactions that may be engaged in by the Portfolio (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if the Portfolio holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, the Portfolio will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

          Some of the forward foreign currency exchange contracts, options and futures contracts that the Portfolio may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that the Portfolio holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Portfolio.

          Other hedging transactions in which the Portfolio may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Portfolio of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolio (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of the Portfolio may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Portfolio and may be increased or decreased as compared to the Portfolio that did not engage in such transactions.

          PFIC INVESTMENTS. The Portfolio is permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Portfolio itself to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Portfolio that did not invest in PFIC stock.

          EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

          The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, the Portfolio may elect to pay a minimal amount of excise tax.

          PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.


          The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) or as gain taxable at 25% regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.



          Subject to applicable Code limitations, the Portfolio will be allowed to take into account a net capital loss (excess of losses over gains from the sale of capital assets) from a prior taxable year as a short-term capital loss for the current taxable year in determining its investment company taxable income and net capital gain.



          Ordinary income dividends paid by the Portfolio with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends, if any, received by the Portfolio from domestic corporations for the taxable year.


          Ordinary income dividends paid by the Portfolio to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax as a maximum rate of 15% to the extent of the amount of qualifying dividends, if any, received by the Portfolio from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Portfolio from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by the Portfolio is equal to 95% (or a greater percentage) of the Portfolio's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income.


          Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by the Portfolio to a noncorporate shareholder may not exceed a maximum rate of 15%. The AMT applicable to corporations may reduce the value of the dividends received deduction. However, certain small corporations are wholly exempt from the AMT.


          Distributions by the Portfolio that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of its shares.

          Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received.

          Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Portfolio, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Portfolio just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.


          SALE OR REDEMPTION OF SHARES. A shareholder will determine gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Because shares of the Portfolio are offered and redeemed at a constant net asset value per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares. All or a portion of any loss that is recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.



          AIS may provide Portfolio shareholders with information concerning the average cost basis of their shares in order to help them calculate their gain or loss from a sale or redemption. This information is supplied as a convenience to shareholders and will not be reported to the IRS. Although the IRS permits the use of several methods to determine the cost basis of mutual fund shares, the cost basis information provided by AIS will be calculated using only the single-category average cost method. Neither AIS nor the Portfolio recommends any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. Even if you have reported gains or losses for a Portfolio in past years using another method of basis determination, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods.



          BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of taxable distributions and/or redemption payments. Current IRS guidance indicates that the Portfolio may also be required to withhold 28% of exempt-interest dividends paid after March 31, 2007. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".



          FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of the Portfolio, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.



          As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that a portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008, and foreign shareholders may obtain refunds of tax withheld from amount so designated by filing a United States tax return. The aggregate amount that may be designated as short-term capital gain dividends for the Portfolio's taxable year is equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss (determined without regard to any net capital loss or net short-term capital loss attributable to transactions after October 31 of such taxable year and by treating any such post-October 31 net capital loss or net short-term capital loss as arising on the 1st day of the next Portfolio taxable year). The aggregate amount designated as interest-related dividends for the Portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of the Portfolio's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest (including market discount and original issue discount) on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.


          If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends, and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

          In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

          Foreign shareholders may be subject to U.S. withholding tax on a rate of 30% on the income resulting from the Foreign Tax Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

          Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.


          Transfers by gift of shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.


          Estates of non-resident alien shareholders dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of the Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the decedent's death (or such other time as the IRS may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of the Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.


          FOREIGN INCOME TAX. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld will generally be treated as an expense of the Portfolio. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known.


          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from the Portfolio for this purpose, shareholders will be required to allocate Portfolio distributions according to the source of the income realized by the Portfolio. The Portfolio's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Portfolio for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Portfolio distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Portfolio.


          EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on October 12, 2006. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

          The Trust has entered into an underwriting agreement relating to the Portfolio (the "Underwriting Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the Institutional Class shares of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

          The Underwriting Agreement provides FMC with the right to distribute the Institutional Class shares of the Portfolio on a continuous basis directly and through other broker dealers. FMC has not undertaken to sell any specified number of Institutional Class shares the Portfolio.

          The Trust (on behalf of the Portfolio) or FMC may terminate the Underwriting Agreement on 60 days' written notice without penalty. The Underwriting Agreement will terminate automatically in the event of its assignment.

          FMC may from time to time at its expense pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                               BANKING REGULATIONS

          On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

          Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                              FINANCIAL STATEMENTS



          The Portfolio's Financial Statements for the period ending August 31, 2006, including the Financial Highlights are the report of the independent registered public accounting firm pertaining thereto, are incorporated by reference into this Statement of Additional Information ("SAI") from the Portfolio's Annual Report to shareholders contained in the Trust's Form N-CSR filed on [__________, 2006].



          The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.


                               PENDING LITIGATION


          Regulatory Action Alleging Market Timing



          On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), and failed to disclose these arrangements in the prospectuses for such funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.



          Private Civil Actions Alleging Market Timing



          Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits (excluding those lawsuits that have been recently transferred as mentioned herein) that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix J-1.



          All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix J-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix J-1.



          Private Civil Actions Alleging Improper Use of Fair Value Pricing



          Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix J-2.



          Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



          Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix J-3.



          Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



          Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix J-4.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

          The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

          Moody's corporate ratings areas follows:

          AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

          Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

          Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

          Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

          Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

          Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

          The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

          S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

          S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

          Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis.

These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

          Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

          Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

          Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

          Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

          The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

          Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

          Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B



                          PERSONS TO WHOM AIM PROVIDES
                NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                              (AS OF JULY 24, 2006)



                  SERVICE PROVIDER                                            DISCLOSURE CATEGORY
                  ----------------                                            -------------------
ABN AMRO Financial Services, Inc.                     Broker (for certain AIM funds)
A.G. Edwards & Sons, Inc.                             Broker (for certain AIM funds)
AIM Investment Services, Inc.                         Transfer Agent
Anglemyer & Co.                                       Analyst (for certain AIM funds)
Ballard Spahr Andrews & Ingersoll, LLP                Legal Counsel
BB&T Capital Markets                                  Broker (for certain AIM funds)
Bear, Stearns & Co. Inc.                              Broker (for certain AIM funds)
Belle Haven Investments L.P.                          Broker (for certain AIM funds)
Bloomberg                                             System Provider (for certain AIM funds)
BOSC, Inc.                                            Broker (for certain AIM funds)
BOWNE & Co.                                           Financial Printer
Brown Brothers Harriman & Co.                         Securities Lender (for certain AIM funds)
Cabrera Capital Markets                               Broker (for certain AIM funds)
CENVEO                                                Financial Printer
Citigroup Global Markets                              Broker (for certain AIM funds)
Classic Printers Inc.                                 Financial Printer
Coastal Securities, LP                                Broker (for certain AIM funds)
Color Dynamics                                        Financial Printer
D.A. Davidson (formerly Kirkpatrick, Pettis, Smith,   Broker (for certain AIM funds)
Pollian, Inc.)
Duncan-Williams, Inc.                                 Broker (for certain AIM funds)
Earth Color Houston                                   Financial Printer
EMCO Press                                            Financial Printer
Empirical Research Partners                           Analyst (for certain AIM funds)
Fidelity Investments                                  Broker (for certain AIM funds)
First Albany Capital                                  Broker (for certain AIM funds)
First Tryon Securities                                Broker (for certain AIM funds)
F T Interactive Data Corporation                      Pricing Vendor
GainsKeeper                                           Software Provider (for certain AIM funds)
GCom2 Solutions                                       Software Provider (for certain AIM funds)
George K. Baum & Company                              Broker (for certain AIM funds)
Global Trend Alert                                    Analyst (for certain AIM funds)
Grover Printing                                       Financial Printer
Gulfstream Graphics Corp.                             Financial Printer
Hattier, Sanford & Reynoir                            Broker (for certain AIM funds)
Howe Barnes Investments, Inc.                         Broker (for certain AIM funds)
Hutchinson, Shockey, Erley & Co.                      Broker (for certain AIM funds)
iMoneyNet                                             Rating & Ranking Agency (for certain AIM funds)
Initram Data, Inc.                                    Pricing Vendor
Institutional Shareholder Services, Inc.              Proxy Voting Service (for certain AIM funds)
J.P. Morgan Securities, Inc.                          Analyst (for certain AIM funds)
JPMorgan Securities Inc.\Citigroup Global Markets     Lender (for certain AIM funds)
Inc.\JPMorgan Chase Bank, N.A.
John Hancock Investment Management Services, LLC      Sub-advisor (for certain sub-advised accounts)

                  SERVICE PROVIDER                                            DISCLOSURE CATEGORY
                  ----------------                                            -------------------
Jorden Burt LLP                                       Special Insurance Counsel
Kevin Dann & Partners                                 Analyst (for certain AIM funds)
Kramer, Levin Naftalis & Frankel LLP                  Legal Counsel
Legg Mason Wood Walker                                Broker (for certain AIM funds)
Lehman Brothers, Inc.                                 Broker (for certain AIM funds)
Lipper, Inc.                                          Rating & Ranking Agency (for certain AIM funds)
Loan Pricing Corporation                              Pricing Service (for certain AIM funds)
Loop Capital Markets                                  Broker (for certain AIM funds)
McDonald Investments Inc.                             Broker (for certain AIM funds)
Mesirow Financial, Inc.                               Broker (for certain AIM funds)
Moody's Investors Service                             Rating & Ranking Agency (for certain AIM funds)
Moore Wallace North America                           Financial Printer
Morgan Keegan & Company, Inc.                         Broker (for certain AIM funds)
Morrison Foerster LLP                                 Legal Counsel
MS Securities Services, Inc. and Morgan Stanley &     Securities Lender (for certain AIM funds)
Co. Incorporated
Muzea Insider Consulting Services, LLC                Analyst (for certain AIM funds)
Noah Financial, LLC                                   Analyst (for certain AIM funds)
Page International                                    Financial Printer
PricewaterhouseCoopers LLP                            Independent Registered Public Accounting Firm (for certain AIM funds)
Printing Arts of Houston                              Financial Printer
Protective Securities                                 Broker (for certain AIM funds)
Ramirez & Co., Inc.                                   Broker (for certain AIM funds)
Raymond James & Associates, Inc.                      Broker (for certain AIM funds)
RBC Capital Markets Corporation                       Analyst (for certain AIM funds)
RBC Dain Rauscher Incorporated                        Broker (for certain AIM funds)
Reuters America Inc.                                  Pricing Service (for certain AIM funds)
Robert W. Baird & Co. Incorporated                    Broker (for certain AIM funds)
RR Donnelley Financial                                Financial Printer
Ryan Beck & Co.                                       Broker (for certain AIM funds)
Salomon Smith Barney                                  Broker (for certain AIM funds)
SBK Brooks Investment Corp.                           Broker (for certain AIM funds)
Seattle Northwest Securities Corporation              Broker (for certain AIM funds)
Siebert Brandford Shank & Co., L.L.C.                 Broker (for certain AIM funds)
Signature Press                                       Financial Printer
Simon Printing Company                                Financial Printer
Southwest Precision Printers, Inc.                    Financial Printer
Standard and Poor's                                   Rating and Ranking Agency (for certain AIM funds)
Standard and Poor's/Standard and Poor's Securities    Pricing Service (for certain AIM funds)
Evaluations, Inc.
State Street Bank and Trust Company                   Custodian (for certain AIM funds); Lender (for certain AIM Funds);
                                                      Securities Lender (for certain AIM funds)
Sterne, Agee & Leach, Inc.                            Broker (for certain AIM funds)
Stifel, Nicholaus & Company, Incorporated             Broker (for certain AIM funds)
The Bank of New York                                  Custodian (for certain AIM funds)
The MacGregor Group, Inc.                             Software Provider
Thomson Information Services Incorporated             Software Provider
UBS Financial Services, Inc.                          Broker (for certain AIM funds)
VCI Group Inc.                                        Financial Printer

                  SERVICE PROVIDER                                            DISCLOSURE CATEGORY
                  ----------------                                            -------------------
Wachovia National Bank, N.A.                          Broker (for certain AIM funds)
Western Lithograph                                    Financial Printer
Wiley Bros. Aintree Capital  L.L.C.                   Broker (for certain AIM funds)
XSP, LLC\Solutions Plus, Inc.                         Software Provider

                                   APPENDIX C



                              TRUSTEES AND OFFICERS



                             As of November 30, 2006



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 109 portfolios in the AIM Funds. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



NAME, YEAR OF BIRTH AND
 POSITION(S) HELD WITH       TRUSTEE AND/OR                                                                OTHER TRUSTEESHIP(S)
       THE TRUST              OFFICER SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              HELD BY TRUSTEE
-----------------------      --------------   ---------------------------------------------------------   ----------------------
INTERESTED PERSONS

Robert H. Graham(1)--             2003        Director and Chairman, A I M Management Group Inc.          None
1946                                          (financial services holding company); Director and Vice
Trustee and Vice Chair                        Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC - AIM
                                              Division (parent of AIM and a global investment
                                              management firm); and Trustee, and Vice Chair, The AIM
                                              Family of Funds --Registered Trademark--

                                              Formerly: President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director, Chairman and
                                              President, A I M Advisors, Inc. (registered investment
                                              advisor); Director and Chairman, A I M Capital
                                              Management, Inc. (registered investment advisor), A I M
                                              Distributors, Inc. (registered broker dealer), AIM
                                              Investment Services, Inc., (registered transfer agent),
                                              and Fund Management Company (registered broker dealer);
                                              and Chief Executive Officer, AMVESCAP PLC - Managed
                                              Products and President and Principal Executive Officer,
                                              The AIM Family of Funds --Registered Trademark--


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

NAME, YEAR OF BIRTH AND
 POSITION(S) HELD WITH       TRUSTEE AND/OR                                                                OTHER TRUSTEESHIP(S)
       THE TRUST              OFFICER SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              HELD BY TRUSTEE
-----------------------      --------------   ---------------------------------------------------------   ----------------------
Philip A. Taylor(2) --1954        2006        Director, Chief Executive Officer and President, A I M
Trustee and Executive                         Management Group Inc., AIM Mutual Fund Dealer Inc., AIM
Vice President                                Funds Management Inc. (registered investment advisor) and
                                              1371 Preferred Inc., Director and President, A I M
                                              Advisors, Inc., INVESCO Funds Group, Inc. (registered
                                              investment advisor and registered transfer agent) and AIM
                                              GP Canada Inc.; Director, A I M Capital Management, Inc.
                                              and A I M Distributors, Inc.; Director and Chairman, AIM
                                              Investment Services, Inc., Fund Management Company and
                                              INVESCO Distributors, Inc.(registered broker dealer);
                                              Director, President and Chairman, AVZ Callco Inc.,
                                              AMVESCAP Inc. and AIM Canada Holdings Inc.; Director and
                                              Chief Executive Officer, AIM Trimark Global Fund Inc. and
                                              AIM Trimark Canada Fund Inc.; Trustee, President and
                                              Principal Executive Officer, The AIM Family of
                                              Funds --Registered Trademark-- (other than AIM Treasurer's
                                              Series Trust, Short-Term Investments Trust and Tax-Free
                                              Investments Trust); and Trustee and Executive Vice
                                              President, The AIM Family of Funds --Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short- and
                                              Tax-Free Investments Trust only)

                                              Formerly: President and Principal Executive Officer, The
                                              AIM Family of Funds --Registered Trademark-- (AIM
                                              Treasurer's Series Trust, Short-Term Investments Trust
                                              and Tax-Free Investments Trust only); Chairman, AIM
                                              Canada Holdings, Inc.; Executive Vice President and Chief
                                              Operations Officer, AIM Funds Management Inc.; President,
                                              AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                              Inc.; and Director, Trimark Trust

INDEPENDENT TRUSTEES

Bruce L. Crockett -- 1944         2003        Chairman, Crockett Technology Associates (technology        ACE Limited (insurance
Trustee and Chair                             consulting company)                                         company); and
                                                                                                          Captaris, Inc.
                                                                                                          (unified messaging
                                                                                                          provider)


(2) Mr. Taylor was appointed as President and Principal Executive Officer of the Trust on August 1, 2006 and was appointed as Trustee of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

NAME, YEAR OF BIRTH AND
 POSITION(S) HELD WITH       TRUSTEE AND/OR                                                                OTHER TRUSTEESHIP(S)
       THE TRUST              OFFICER SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              HELD BY TRUSTEE
-----------------------      --------------   ---------------------------------------------------------   ----------------------
Bob R. Baker -- 1936              1983        Retired                                                     None
Trustee

Frank S. Bayley -- 1939           2003        Retired                                                     Badgley Funds, Inc.
Trustee                                       Formerly: Partner, law firm of Baker & McKenzie             (registered investment
                                                                                                          company) (2
                                                                                                          portfolios))

James T. Bunch -- 1942            2000        Founder, Green, Manning & Bunch Ltd., (investment banking   None
Trustee                                       firm); and Director, Policy Studies, Inc. and Van Gilder
                                              Insurance Corporation

Albert R. Dowden -- 1941          2003        Director of a number of public and private business         None
Trustee                                       corporations, including the Boss Group, Ltd. (private
                                              investment and management); Cortland Trust, Inc.
                                              (Chairman) (registered investment company (3
                                              portfolios)); Annuity and Life Re (Holdings), Ltd.
                                              (insurance company); CompuDyne Corporation (provider of
                                              products and services to the public security market) and
                                              Homeowners Of America Holding Corporation

                                              Formerly: Director, President and Chief Executive
                                              Officer, Volvo Group North America, Inc.; Senior Vice
                                              President, AB Volvo; and director of various affiliated
                                              Volvo companies

Jack M. Fields -- 1952            2003        Chief Executive Officer, Twenty First Century Group, Inc.   Administaff; and
Trustee                                       (government affairs company); and Owner, Dos Angelos        Discovery Global
                                              Ranch, L.P.                                                 Education Fund

                                              Formerly: Chief Executive Officer, Texana Timber LP        (non-profit)
                                              (sustainable forestry company)

Carl Frischling -- 1937           2003        Partner, law firm of Kramer Levin Naftalis and Frankel      Cortland Trust, Inc.
Trustee                                       LLP                                                         (registered investment
                                                                                                          company (3
                                                                                                          portfolios))

Prema Mathai-Davis --             2003        Formerly: Chief Executive Officer, YWCA of the USA          None
1950
Trustee

NAME, YEAR OF BIRTH AND
 POSITION(S) HELD WITH       TRUSTEE AND/OR                                                                OTHER TRUSTEESHIP(S)
       THE TRUST              OFFICER SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              HELD BY TRUSTEE
-----------------------      --------------   ---------------------------------------------------------   ----------------------
Lewis F. Pennock -- 1942          2003        Partner, law firm of Pennock & Cooper                       None
Trustee

Ruth H. Quigley -- 1935           2003        Retired                                                     None
Trustee

Larry Soll -- 1942                1997        Retired                                                     None
Trustee

Raymond Stickel, Jr. --           2005        Retired                                                     Director, Mainstay VP
1944                                                                                                      Series Fund, Inc. (21
Trustee                                       Formerly: Partner, Deloitte & Touche                        portfolios)

OTHER OFFICERS

Russell C. Burk -- 1958           2005        Senior Vice President and Senior Officer, The AIM Family    N/A
Senior Vice President                         of Funds --Registered Trademark--
and Senior Officer
                                              Formerly: Director of Compliance and Assistant General
                                              Counsel, ICON Advisers, Inc.; Financial Consultant,
                                              Merrill Lynch; General Counsel and Director of
                                              Compliance, ALPS Mutual Funds, Inc.

NAME, YEAR OF BIRTH AND
 POSITION(S) HELD WITH       TRUSTEE AND/OR                                                                OTHER TRUSTEESHIP(S)
       THE TRUST              OFFICER SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              HELD BY TRUSTEE
-----------------------      --------------   ---------------------------------------------------------   ----------------------
John M. Zerr -- 1962              2006        Director, Senior Vice President, Secretary and General      N/A
Senior Vice President,                        Counsel, A I M Management Group Inc. and A I M Advisors,
Chief Legal Officer and                       Inc.; Director, Vice President and Secretary, INVESCO
Secretary                                     Distributors, Inc.; Vice President and Secretary, A I M
                                              Capital Management, Inc., AIM Investment Services, Inc.,
                                              and Fund Management Company; Senior Vice President and
                                              Secretary, A I M Distributors, Inc.; Director, INVESCO
                                              Funds Group, Inc.; and Senior Vice President, Chief Legal
                                              Officer and Secretary of The AIM Family of
                                              Funds --Registered Trademark--

                                              Formerly: Chief Operating Officer, Senior Vice
                                              President, General Counsel and Secretary, Liberty Ridge
                                              Capital, Inc. (an investment adviser); Vice President and
                                              Secretary, PBHG Funds (an investment company); Vice
                                              President and Secretary, PBHG Insurance Series Fund (an
                                              investment company); General Counsel and Secretary,
                                              Pilgrim Baxter Value Investors (an investment adviser);
                                              Chief Operating Officer, General Counsel and Secretary,
                                              Old Mutual Investment Partners (a broker-dealer); General
                                              Counsel and Secretary, Old Mutual Fund Services (an
                                              administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center);
                                              Executive Vice President, General Counsel and Secretary,
                                              Old Mutual Capital, Inc. (an investment adviser); and
                                              Vice President and Secretary, Old Mutual Advisors Funds
                                              (an investment company)

Lisa O. Brinkley -- 1959          2004        Global Compliance Director, AMVESCAP PLC; and Vice          N/A
Vice President                                President, The AIM Family of Funds
                                              --Registered Trademark--

                                              Formerly: Senior Vice President, A I M Management Group
                                              Inc.; Senior Vice President and Chief Compliance Officer,
                                              A I M Advisors, Inc.; Vice President and Chief Compliance
                                              Officer, A I M Capital Management, Inc.;  Vice
                                              President,. and  A I M Distributors, Inc., Vice
                                              President,  AIM Investment Services, Inc. and Fund
                                              Management Company; Senior Vice President and Chief
                                              Compliance Officer of The AIM Family of Funds --Registered
                                              Trademark--;  and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

NAME, YEAR OF BIRTH AND
 POSITION(S) HELD WITH       TRUSTEE AND/OR                                                                OTHER TRUSTEESHIP(S)
       THE TRUST              OFFICER SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              HELD BY TRUSTEE
-----------------------      --------------   ---------------------------------------------------------   ----------------------
Kevin M. Carome -- 1956           2003        Senior Vice President and General Counsel, AMVESCAP PLC;    N/A
Vice President                                Director, I NVESCO Funds Group, Inc. and Vice President,
                                              The AIM Family of Funds --Registered Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and
                                              General Counsel, A I M Management Group Inc. and
                                              A I M Advisors, Inc.; Senior Vice President, A I M
                                              Distributors, Inc.; Vice President, Director, Vice
                                              President and General Counsel, Fund Management Company;
                                              Vice President, A I M Capital Management, Inc. and
                                              AIM Investment Services, Inc.; and Senior Vice President,
                                              Chief Legal Officer and Secretary of The AIM Family of
                                              Funds --Registered Trademark--; Director and Vice
                                              President, INVESCO Distributors, Inc.; Chief Executive
                                              Officer and President, INVESCO Funds Group; Senior Vice
                                              President and General Counsel, Liberty Financial
                                              Companies, Inc.; and Senior Vice President and General
                                              Counsel, Liberty Funds Group, LLC

Sidney M. Dilgren -- 1961         2004        Vice President and Fund Treasurer, A I M Advisors, Inc.;    N/A
Vice President,                               and Vice President, Treasurer and Principal Financial
Treasurer and Principal                       Officer, The AIM Family of Funds --Registered Trademark--
Financial Officer                             Formerly: Senior Vice President, AIM Investment
                                              Services, Inc. and Vice President, A I M Distributors,
                                              Inc.

NAME, YEAR OF BIRTH AND
 POSITION(S) HELD WITH       TRUSTEE AND/OR                                                                OTHER TRUSTEESHIP(S)
       THE TRUST              OFFICER SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              HELD BY TRUSTEE
-----------------------      --------------   ---------------------------------------------------------   ----------------------
J. Philip Ferguson -- 1945        2005        Executive Vice President, A I M Management Group            N/A
Vice President                                Inc.; Senior Vice President and Chief Investment
                                              Officer, A I M Advisors, Inc.; Director, Chairman,
                                              Chief Executive Officer, President and Chief
                                              Investment Officer, A I M Capital Management, Inc.;
                                              and Vice President, The AIM Family of
                                              Funds --Registered Trademark--

                                              Formerly: Senior Vice President, AIM Private Asset
                                              Management, Inc.; and Chief Equity Officer, Senior
                                              Vice President and Senior Investment Officer,
                                              A I M Capital Management, Inc.

Karen Dunn Kelley -- 1960         2003        Director of Cash Management, Managing Director and Chief    N/A
President and Principal                       Cash Management Officer, A I M Capital Management, Inc.;
Executive Officer                             Director and President, Fund Management Company; Vice
                                              President, A I M Advisors, Inc.; President and Principal
                                              Executive Officer, The AIM Family of Funds --Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only)
                                              and Vice President, The AIM Family of Funds --Registered
                                              Trademark-- (other than AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and Tax-Free Investments
                                              Trust)

                                              Formerly: Vice President, The AIM Family of
                                              Funds --Registered Trademark-- (AIM Treasurer's Series
                                              Trust, Short-Term Investments Trust and Tax-Free
                                              Investments Trust only)

Todd L. Spillane -- 1958          2006        Senior Vice President, A I M Management Group Inc.;         N/A
Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, A I M
                                              Advisors, Inc.; Chief Compliance Officer of The AIM
                                              Family of Funds --Registered Trademark--; Vice President
                                              and Chief Compliance Officer, A I M Capital Management,
                                              Inc.; and Vice President, A I M Distributors, Inc., AIM
                                              Investment Services, Inc. and Fund Management Company

                                              Formerly: Global Head of Product Development, AIG-Global
                                              Investment Group, Inc.; Chief Compliance Officer and
                                              Deputy General Counsel, AIG-SunAmerica Asset Management,
                                              and Chief Compliance Officer, Chief Operating Officer and
                                              Deputy General Counsel, American General Investment
                                              Management

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2005



                                                                                  AGGREGATE DOLLAR RANGE OF
                                                                                   EQUITY SECURITIES IN ALL
                                                                                    REGISTERED INVESTMENT
                                                                                    COMPANIES OVERSEEN BY
                                                                                          TRUSTEE IN
                                  DOLLAR RANGE OF EQUITY SECURITIES                   THE AIM FAMILY OF
   NAME OF TRUSTEE                          PER PORTFOLIO                       FUNDS--REGISTERED TRADEMARK--
   ---------------      -----------------------------------------------------   -----------------------------
Robert H. Graham                                [-0-]                                  [Over $100,000]
Mark H. Williamson                              [-0-]                                  [Over $100,000]
Bob R. Baker                                    [-0-]                                  [Over $100,000]
Frank S. Bayley                                 [-0-]                                  [Over $100,000]
James T. Bunch          [Premier Portfolio                      $1 - $10,000          [Over $100,000(3)]
                        Premier Tax-Exempt Portfolio            $1 - $10,000
                        Premier U.S. Government Money Portfolio $1 - $10,000]
Bruce L. Crockett                               [-0-]                                 [Over $100,000(3)]
Albert R. Dowden                                [-0-]                                  [Over $100,000]
Edward K. Dunn, Jr.                             [-0-]                                 [Over $100,000(3)]
Jack M. Fields                                  [-0-]                                 [Over $100,000(3)]
Carl Frischling                                 [-0-]                                 [Over $100,000(3)]
Gerald J. Lewis         [Premier Portfolio                      $1 - $10,000          [Over $100,000(3)]
                        Premier Tax-Exempt Portfolio            $1 - $10,000
                        Premier U.S. Government Money Portfolio $1 - $10,000]
Prema Mathai-Davis                              [-0-]                                 [Over $100,000(3)]
Lewis F. Pennock                                [-0-]                                  [Over $100,000]
Ruth H. Quigley                                 [-0-]                                [$10,001 - $50,000]
Larry Soll              [Premier Portfolio                      $1 - $10,000          [Over $100,000(3)]
                        Premier Tax-Exempt Portfolio            $1 - $10,000
                        Premier U.S. Government Money Portfolio $1 - $10,000]
Raymond Stickel,
Jr.(4)                                          [-0-]                                     [-0-]


(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

(4) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

                                   APPENDIX D

                           TRUSTEES COMPENSATION TABLE


          Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2005:



                                         RETIREMENT     ESTIMATED
                            AGGREGATE     BENEFITS        ANNUAL          TOTAL
                          COMPENSATION   ACCRUED BY      BENEFITS     COMPENSATION
                            FROM THE       ALL AIM         UPON       FROM ALL AIM
       TRUSTEE              TRUST(1)      FUNDS(2)    RETIREMENT(3)     FUNDS(4)
       -------            ------------   ----------   -------------   ------------
Bob R. Baker                    $         $200,136       $162,613       $213,750
Frank S. Bayley                            132,526        120,000        229,000
James T. Bunch                             162,930        120,000        198,500
Bruce L. Crockett                           83,764        120,000        359,000
Albert R. Dowden(5)                        112,024        120,000        229,000
Edward K. Dunn, Jr.                        141,485        120,000        229,000
Jack M. Fields                              59,915        120,000        185,000
Carl Frischling(6)                          59,042        120,000        195,250
Gerald J. Lewis(5)                         162,930        114,375        198,500
Prema Mathai-Davis                          69,131        120,000        213,750
Lewis F. Pennock                            86,670        120,000        198,500
Ruth H. Quigley                            154,658        120,000        213,750
Larry Soll                                 201,483        138,990        198,500
Raymond Stickel, Jr.(7)                         --        120,000         54,000



(1) Amounts shown are based on the fiscal year ended August 31, 2006. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2006, including earnings, was $_____.



(2) During the fiscal year ended August 31, 2006, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $___.



(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.



(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(5) Mr. Dunn and Mr. Lewis retired effective March 31, 2006 and December 31, 2005, respectively.



(6) During the fiscal year ended August 31, 2006, the Trust paid $___ in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.



(7)  Mr. Stickel was elected as trustee of the Trust effective October 1, 2005.

                                   APPENDIX E

                          PROXY POLICIES AND PROCEDURES
                          (AS AMENDED OCTOBER 1, 2005)

A.   PROXY POLICIES

     Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

     I.   BOARDS OF DIRECTORS

          A board that has at least a majority of independent directors is integral to good corporate governance. The key board committees (e.g., Audit, Compensation and Nominating) should be composed of only independent trustees.

          There are some actions by directors that should result in votes being withheld. These instances include directors who:

          - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

          - Attend less than 75 percent of the board and committee meetings without a valid excuse;

          - It is not clear that the director will be able to fulfill his function;

          -    Implement or renew a dead-hand or modified dead-hand poison pill;

          - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

          - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

          - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

          Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

          - Long-term financial performance of the target company relative to its industry;

          -    Management's track record;

          -    Portfolio manager's assessment;

          -    Qualifications of director nominees (both slates);

          - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

          -    Background to the proxy contest.

     II.  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

          - It is not clear that the auditors will be able to fulfill their function;

          - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

          - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

     III. COMPENSATION PROGRAMS

          Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

          - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

          - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

          - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

          - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

          - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

     IV.  CORPORATE MATTERS

          We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

          - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

          - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

          - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

          - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

     V.   SHAREHOLDER PROPOSALS

          Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

          - We will generally abstain from shareholder social and environmental proposals.

          - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

          - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

          - We will generally vote for proposals to lower barriers to shareholder action.

          - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

     VI.  OTHER

          - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

          - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

          - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

          AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.   PROXY COMMITTEE PROCEDURES

     The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

     The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

     AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

     In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
     Trustees:

     1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

     2. AIM will not publicly announce its voting intentions and the reasons therefore.

     3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

     4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.   BUSINESS/DISASTER RECOVERY

     If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such subcommittee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.   RESTRICTIONS AFFECTING VOTING

     If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.   CONFLICTS OF INTEREST

     The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

     If AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.

     If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.   FUND OF FUNDS

     When an AIM Fund (an "Investing Fund") that invests in another AIM Fund(s) (an "Underlying Fund") has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.

G.   CONFLICT IN THESE POLICIES

     If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM's advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM's advisory clients and will inform the Funds' Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

                                   APPENDIX F

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

          A shareholder who owns beneficially 25% or more of the outstanding securities of the Portfolio is presumed to "control" that Portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


          All information listed below is as of October 2, 2006



       PREMIER PORTFOLIO          Investor Class Shares   Institutional Class Shares
      Name and Address of            Percentage Owned          Percentage Owned
        Principal Holder                of Record                  of Record
      -------------------         ---------------------   --------------------------
AIM Sec Lending                            --                           %
2 International Place Fl 31
Boston, MA 02100-4104

AMVESCAP National Trust Company              %                        --
TTEE FBO Paychex 401(k)
Incentive Retirement Plan
PO Box 105779
Atlanta, GA 30348-5779

Premier Fund of Funds 1                    --                           %
2 International Place, Fl 31
Boston, MA 02110

Premier Fund of Funds 2                    --                           %
2 International Place Fl 31
Boston, MA 02110



   PREMIER TAX-EXEMPT PORTFOLIO      Investor Class Shares   Institutional Class Shares
        Name and Address of             Percentage Owned          Percentage Owned
         Principal Holder                  of Record                  of Record
   ----------------------------      ---------------------   --------------------------
College Advertising                             %                        --
PO Box 279
Warrenville, IL 60555-0279

L A Idler Trust UA 09/22/89                     %
2102 W Dry Creek Rd
Littleton, CO 80120-4421

Michael P Tinkler                               %
33 Beverly Ave
Lansdowne, PA 19050-2705

Oppenheimer & Co Inc                          --                           %
125 Broad St 16th Fl
New York, NY 10004-2400

Robert W. Trudeau TTEE                        --                           %
Robert W. Trudeau Trust 05/14/1998
2 Parwood Ct
Johnson City, TN 37601-2179

Wachovia Capital Markets, LLC                 --                           %
Attn: Money Funds
8739 Research Drive
Capital Markets
Charlotte, NC 28262-0675


PREMIER U.S. GOVERNMENT MONEY
          PORTFOLIO             Investor Class Shares   Institutional Class Shares
     Name and Address of           Percentage Owned          Percentage Owned
       Principal Holder               of Record                  of Record
-----------------------------   ---------------------   --------------------------
None                                      --                        --

Management Ownership


          As of October 2, 2006, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Portfolio, except the trustees and officers as a group owned 11.01% of the outstanding Investor Class Shares of Premier Portfolio.

                                   APPENDIX G

                                 MANAGEMENT FEES


          For the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004, the management fees payable by the Portfolio, the amounts waived by AIM or INVESCO, as applicable, and the net fee paid by the Portfolio were as follows:


PREMIER PORTFOLIO


                        August 31, 2006                      August 31, 2005                          August 31, 2004
             ------------------------------------   ------------------------------------   ------------------------------------
Advisor                                    NET                                    NET                                    NET
             MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT
                 FEE          FEE          FEE          FEE          FEE          FEE          FEE          FEE          FEE
               PAYABLE      WAIVERS      PAYABLE      PAYABLE      WAIVERS      PAYABLE     PAYABLE       WAIVERS      PAYABLE
             ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
AIM              --           --           --       $1,861,845    $476,549    $1,385,296   $1,470,204    $294,893    $1,175,221
INVESCO(1)                    --                            --          --            --   $  518,871    $103,774    $  415,097



(1)  INVESCO served as the Portfolio's advisor prior to November 25, 2003.

                                   APPENDIX H

                          ADMINISTRATIVE SERVICES FEES


          For the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004, the Portfolio did not pay administrative service fees.

                                   APPENDIX I

                    PURCHASE OF SECURITIES OF REGULAR BROKERS

PURCHASES OF SECURITIES OF REGULAR BROKERS

          During the last fiscal year ended August 31, 2006, the Portfolio held securities issued by the following companies, which are "regular" brokers of the
Portfolio:

    PORTFOLIO       SECURITY   MARKET VALUE
    ---------       --------   ------------
PREMIER PORTFOLIO

                                  APPENDIX J-1



                    PENDING LITIGATION ALLEGING MARKET TIMING



          The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived (with the exception of the Sayegh lawsuit discussed below).



          RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



          MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond
          R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



          RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust;

          damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



          L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



          RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



          JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM

          INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



          STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO

          ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District

          Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



          PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



          LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX

          FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



          JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



          EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT

          SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



          SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
          V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



          CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



          HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



          CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
          Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



          ANNE G. PERENTESIS (WIDOW) V. AIM INVESTMENTS, ET AL (INVESCO FUNDS GROUP, INC.), in the District Court of Maryland for Baltimore County (Case No. 080400228152005), filed on July 21, 2005. This claim alleges financial losses, mental anguish and emotional distress as a result of unlawful market timing and related activity by the defendants. The plaintiff in this case is seeking damages and costs and expenses.

          Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.



          RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN),
          V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES
          Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON
          (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



          CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM,

          FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



          MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.



          On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative (Essenmacher) and class action (Lepera) lawsuits. The MDL Court dismissed all derivative causes of action in the Essenmacher lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the Lepera class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. On June 14, 2006, the MDL Court entered an order dismissing the Section 48 claim in the derivative (Essenmacher) lawsuit. Based on the MDL Court's March 1, 2006 and June 14, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. Defendants filed their Original Answer in the class action (Lepera) lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative (Essenmacher) lawsuit. The Plaintiffs in the class action (Lepera) lawsuit stipulated that their claims against AIM, ADI and AIM Investment Services, Inc. ("AIS") are based solely on successor liability for alleged timing in the AIM Funds formerly advised by IFG and that they are not making any claims based on alleged timing in the other AIM Funds. Based upon this stipulation, AIM withdrew its pending Motion to Dismiss the claims against AIM, ADI and AIS.

          On September 15, 2006, Judge Motz for the MDL Court granted the AMVESCAP Defendants' motion to dismiss the ERISA (Calderon) lawsuit and dismissed such lawsuit. The Plaintiff has the right to appeal Judge Motz's decision.

                                  APPENDIX J-2



      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING



          The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived.



          T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V.
          T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by Plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss Plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion. Plaintiffs have filed a Notice of Appeal. On September 2, 2005, the Court combined the nine cases on this subject matter, including the case against AIM.



          JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX J-3



     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



          The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived.



          All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed. On December 29, 2005, Defendants filed a Notice of Tag-Along case in the MDL Court regarding this matter due to the extensive allegations of market timing contained in Plaintiffs' Second Amended Consolidated Complaint. Pursuant to a Transfer Order issued by the MDL Court on June 16, 2006, the Berdat lawsuit was transferred to the MDL Court for pre-trial proceedings.



          RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



          DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



          FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX J-4
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS



          The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived.



          By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On September 29, 2006, the Court dismissed with prejudice all claims in the Boyce lawsuit except for the Section 36(b) claim, which Section 36(b) claim was dismissed with leave to amend to plead it properly as a derivative claim.



          JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT
          H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
          R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
          H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED

          FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY
          W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND,

          AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
          R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          AIM TREASURER'S SERIES TRUST
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                                   ----------


          THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE SHARES OF THE PREMIER TAX-EXEMPT PORTFOLIO (THE "PORTFOLIO") OF AIM TREASURER'S SERIES TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SHARES OF THE PORTFOLIO LISTED BELOW. PORTIONS OF THE PORTFOLIO'S FINANCIAL STATEMENTS ARE INCORPORATED INTO THIS STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE TO THE PORTFOLIO'S MOST RECENT ANNUAL REPORT TO SHAREHOLDERS. YOU MAY OBTAIN, WITHOUT CHARGE, A COPY OF THE PROSPECTUS AND/OR ANNUAL REPORT FOR THE PORTFOLIO FROM AN AUTHORIZED DEALER OR BY WRITING TO:


                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 0843
                            HOUSTON, TEXAS 77210-0843


                           OR BY CALLING(800) 659-1005




                                   ----------


          THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 14, 2006, RELATES TO THE INSTITUTIONAL CLASS SHARES OF THE FOLLOWING PROSPECTUS:



          PORTFOLIO                                             PROSPECTUS DATED
          ---------                                            -----------------
PREMIER TAX-EXEMPT PORTFOLIO                                   DECEMBER 14, 2006

                          AIM TREASURER'S SERIES TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION ABOUT THE TRUST .....................................      1
   Portfolio History ....................................................      1
   Shares of Beneficial Interest ........................................      1

DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS ..............      3
   Classification .......................................................      3
   Investment Strategies and Risks ......................................      3
      Foreign Investments ...............................................      3
      Debt Investments ..................................................      4
      Other Investments .................................................      9
      Investment Techniques .............................................      9
      Additional Securities or Investment Techniques ....................     12
   Diversification Requirements .........................................     12
   Portfolio Policies ...................................................     13
   Policies and Procedures for Disclosure of Portfolio Holdings .........     15

MANAGEMENT OF THE TRUST .................................................     17
   Board of Trustees ....................................................     17
   Management Information ...............................................     18
      Trustee Ownership of Portfolio Shares .............................     20
   Compensation .........................................................     21
      Retirement Plan For Trustees ......................................     21
      Deferred Compensation Agreements ..................................     21
   Code of Ethics .......................................................     22
   Proxy Voting Policies ................................................     22

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .....................     22

INVESTMENT ADVISORY AND OTHER SERVICES ..................................     22
   Investment Advisor ...................................................     22
   Marketing Support and Administrative Support Payments ................     24
   Service Agreements ...................................................     24
   Other Service Providers ..............................................     25

BROKERAGE ALLOCATION AND OTHER PRACTICES ................................     25
   Brokerage Transactions ...............................................     25
   Commissions ..........................................................     26
   Broker Selection .....................................................     26
   Regular Brokers ......................................................     29
   Allocation of Portfolio Transactions .................................     29

PURCHASE, REDEMPTION AND PRICING OF SHARES ..............................     29
   Purchase and Redemption of Shares ....................................     29
   Offering Price .......................................................     30
   Redemption in Kind ...................................................     30

   Backup Withholding ...................................................     30

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS ................................     31
   Dividends and Distributions ..........................................     31
   Tax Matters ..........................................................     32

DISTRIBUTION OF SECURITIES ..............................................     39
   Distributor ..........................................................     39

BANKING REGULATIONS .....................................................     40

FINANCIAL STATEMENTS ....................................................     40

PENDING LITIGATION ......................................................     40

APPENDICES:

RATINGS OF DEBT SECURITIES ..............................................    A-1

PERSONS TO WHOM AIM PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS ON AN
   ONGOING BASIS ........................................................    B-1

TRUSTEES AND OFFICERS ...................................................    C-1

TRUSTEES COMPENSATION TABLE .............................................    D-1

PROXY POLCIES AND PROCEDURES ............................................    E-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .....................    F-1

MANAGEMENT FEES .........................................................    G-1

ADMINISTRATIVE SERVICES FEES ............................................    H-1

PURCHASE OF SECURITIES OF REGULAR BROKERS ...............................    I-1

PENDING LITIGATION ......................................................    J-1

                       GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY

          AIM Treasurer's Series Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: Premier Portfolio, Premier Tax-Exempt Portfolio, and Premier U.S. Government Money Portfolio (each a "Portfolio" and collectively, the "Portfolios"). Under the Amended and Restated Agreement and Declaration of Trust, dated September 14, 2005, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

          The Trust was organized as a Delaware statutory trust on July 29, 2003. Pursuant to an Agreement and Plan of Reorganization, INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund, the two series portfolios of AIM Treasurer's Series Funds, Inc. ("ATSF"), were redomesticated as two new series of the Trust on November 25, 2003. Prior to October 1, 2003, the name of ATSF was INVESCO Treasurer's Series Funds, Inc. ATSF was incorporated under the laws of Maryland on March 17, 1999. On May 28, 1999, ATSF assumed all of the assets and liabilities of INVESCO Treasurer's Series Trust, which was organized as a Massachusetts business trust on January 27, 1988. Pursuant to an Agreement and Plan of Reorganization, INVESCO U.S. Government Money Fund, a series portfolio of AIM Money Market Funds, Inc. ("AMMF"), was redomesticated as a new series of the Trust on November 25, 2003. Prior to October 1, 2003, the name of AMMF was INVESCO Money Market Funds, Inc. AMMF was incorporated under the laws of Maryland on April 2, 1993. On July 1, 1993, AMMF assumed all of the assets and liabilities of Financial U.S. Government Money Fund, a series of Financial Series Trust, which was organized as a Massachusetts business trust on July 15, 1987. On December 2, 2004, the single, unnamed class of shares of Premier Portfolio and Premier Tax-Exempt Portfolio was renamed the Investor Class. All historical financial and other information contained in this Statement of Additional Information for periods prior to these dates relating to the portfolio (or class thereof) is that of the predecessor portfolio (or class thereof). On October 15, 2004, INVESCO Treasurer's Money Market Reserve Fund, INVESCO Treasurer's Tax-Exempt Reserve Fund, and INVESCO U.S. Government Money Fund were renamed Premier Portfolio, Premier Tax-Exempt Portfolio, and Premier U.S. Government Money Portfolio, respectively.

SHARES OF BENEFICIAL INTEREST

          Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

          The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Portfolio. These assets constitute the underlying assets of the Portfolio, are segregated on each Portfolio's books of account, and are charged with the expenses of the Portfolio and its respective classes. The Portfolios allocate any general expenses of the Trust not readily identifiable as belonging to a particular Portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

          Each share of each Portfolio represents an equal proportionate interest in such Portfolio with each other such share and is entitled to such dividends and distributions out of the income belonging to such Portfolio as are declared by the Board. Each Portfolio offers two classes of shares, Investor Class and Institutional Class. This Statement of Additional Information relates solely to the Institutional Class shares of Premier Tax-Exempt Portfolio. The Institutional Class shares of each other Portfolio is discussed in a separate Statement of Additional Information. The Investor Class shares of the three Portfolios are discussed in a separate Statement of Additional Information.

          Each class of shares of a Portfolio represents interests in the same portfolio of investments of such Portfolio. If the Trust is ever liquidated, shareholders of each class of a Portfolio are entitled to share pro rata in the assets belonging to such Portfolio allocable to such class which are available for distribution after satisfaction of outstanding liabilities of the Portfolio allocable to such class. Each share of a Portfolio generally has identical voting, dividend, liquidation and other rights on the same terms and conditions; however, each class of shares of a Portfolio is subject to different exchange privileges and class-specific expenses.

          Shareholders of each Portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of the Portfolio. On matters affecting an individual Portfolio or class of shares, a separate vote of shareholders of such Portfolio or class is required. Shareholders of the Portfolio or class are not entitled to vote on any matter which does not affect such Portfolio or class but that requires a separate vote of another Portfolio or class. An example of a matter that would be voted on separately by shareholders of each Portfolio is the approval of the advisory agreement with any investment advisor. When issued, shares of each Portfolio are fully paid and nonassessable, have no preemptive, conversion, or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

          Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of the Portfolio for all losses and expenses of any shareholder of such Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder's incurring direct financial loss due to shareholder liability is limited to circumstances in which a complaining party is not held to be bound by the disclaimer and the applicable Portfolio is unable to meet its obligations.


          The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in any actions by or in the right of the Trust. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is not entitled to indemnification for such expenses.


          SHARE CERTIFICATES. Shareholders of the Portfolios do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

          The Trust is an open-end management investment company. Premier Tax-Exempt Portfolio (the "Portfolio") is "diversified" for purposes of the 1940 Act.


INVESTMENT STRATEGIES AND RISKS



          Set forth below are detailed descriptions of the various types of securities and investment techniques that AIM may use in managing the Portfolio, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in the Portfolio's Prospectus; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectus, that security or investment technique is not a principal investment strategy.



          The Portfolio may not invest in all of these types of securities or use all of these techniques at any one time. The Portfolio's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as the federal securities laws. In addition to those described below, AIM may invest in other types of securities and may use other investment techniques in managing the Portfolio, subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as the federal securities laws.



          The Portfolio's investment objectives, policies, strategies and practices described below are non-fundamental unless otherwise indicated.



          RULE 2A-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The maturity of a security held by the Portfolio is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities. Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from an NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from an NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, such NRSRO.



Foreign Investments



          FOREIGN SECURITIES. The Portfolio may invest in U.S. dollar denominated foreign securities. Foreign securities are debt securities that are issued and/or settled outside the United States. The types of foreign securities that the Portfolio may invest in include, but are not limited to, bonds, medium-term notes, commercial paper, variable rate foreign securities, and banking instruments such as certificates of deposit, bankers' acceptances and time deposits. In addition, some of the Portfolio's investments, whether or not foreign securities, may be backed by foreign guarantees.



          Investments by the Portfolio in U.S. dollar-denominated foreign securities and in securities backed by foreign guarantees may entail some or all of the risks set forth below.



          Political and Economic Risk. The economies of many of the countries in which the Portfolio may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Portfolio's investments.



          Regulatory Risk. Foreign companies may not be registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Portfolio's shareholders.



          Market Risk. The securities markets in many of the countries in which the Portfolio invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.



          FOREIGN GOVERNMENT OBLIGATIONS. The Portfolio may invest in foreign government obligations. These are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign government or any of their political subdivisions, agencies or instrumentalities that are determined by AIM to be of comparable quality to the other obligations in which the Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.



Debt Investments



          U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment or stripped securities until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer were to default, the Portfolio holding securities of such issuer might not be able to recover their investment from the U.S. Government.



          MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party, the market value of the security, which may fluctuate, is not so secured.



          There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly-owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly-owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly-owned by public stockholders.



          Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.



          If the Portfolio purchases a debt security (including a mortgage-backed or other asset-backed security) at a premium, that premium will be lost if the security is held to maturity and may be lost prior to maturity because of a decline in the market value of the security resulting from such events as changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, because in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the anticipated return on any such security.



          BANK INSTRUMENTS. The Portfolio may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.



          INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. The Portfolio may invest in debt obligations issued or guaranteed by U.S. corporations that are denominated in U.S. dollars. Such investments may include, among others, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements, commercial paper and other short-term corporate instruments. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and the Portfolio covering underlying demand notes. The interest rate on the underlying notes may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes and funding agreements are generally illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.



          PARTICIPATION INTERESTS. The Portfolio may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest from a Lender or a Participant will not result in any direct contractual relationship between the Portfolio and the borrowing company (the "Borrower"). Instead, the Portfolio will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Portfolio's rights against the Borrower and for the receipt and processing of payments due to the Portfolio under the loans. The Portfolio is thus subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Portfolio considers participation interests to be illiquid and therefore subject to the Portfolio's percentage limitation for investments in illiquid securities.



          MUNICIPAL SECURITIES. The Portfolio may invest in municipal securities which include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies. Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.



          Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipally. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters--Tax Matters."



          The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Portfolio's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities in the Portfolio will vary from time to time.



          Municipal Securities also include the following securities:



          - Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.



          - Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.



          - Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.



          - Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.



          The Portfolio limits its investment in certain types of Municipal Securities as follows: (i) less than 25% of its total assets will be invested in securities of issuers who are located in the same state; (ii) less than 25% of its total assets will be invested in industrial development bonds; and (iii) less than 25% of its total assets will be invested in securities the interest on which is paid from revenues of similar type projects (similar project securities). However, industrial development bonds and similar project securities will not be counted towards the applicable 25% limit if they are subject to a guarantee, including a letter of credit, financial guaranty insurance, or are refunded securities (meaning that payments of principal and interest on such securities are paid by U.S. Government securities that have been irrevocably placed in an escrow account and are pledged only to such payments).



          Subsequent to its purchase by the Portfolio, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another NRSRO, or the rating of such a security may be reduced below the minimum rating required for purchase by the Portfolio. Neither event would require the Portfolio to dispose of the security, but AIM will consider such events to be relevant in determining whether the Portfolio should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Portfolio will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.



          There is a risk that some or all of the interest received by the Portfolio from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service.



          The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by holders of a class of the Portfolio will be the yield realized by the Portfolio on its investments reduced by the general expenses of the Portfolio and those expenses attributable to such class. The market values of the Municipal Securities held by the Portfolio will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.



          MUNICIPAL LEASE OBLIGATIONS. The Portfolio may invest in municipal lease obligations which are a type of Municipal Security. They may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Portfolio may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Portfolio in municipal lease obligations shall be deemed illiquid and shall be valued according to the Portfolio's Procedures for Valuing Securities current at the time of such valuation.



          LIQUID ASSETS. In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of their assets in cash.



          SYNTHETIC MUNICIPAL INSTRUMENTS. The Portfolio may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Portfolio may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to the Sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

          All synthetic municipal instruments must meet the minimum quality standards for the Portfolio investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Portfolio, AIM considers the creditworthiness of the issuer of the Underlying Bond, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that will probably not be present where a municipal security is owned directly.



          The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Portfolio on certain synthetic municipal instruments would be deemed to be taxable. The Portfolio relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.



          Descriptions of debt securities ratings are found in Appendix A.



Other Investments



          OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.



          The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.



          VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of the Portfolio. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Portfolio.



Investment Techniques



          DELAYED DELIVERY TRANSACTIONS. The Portfolio may enter into delayed delivery transactions. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date.



          Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.



          The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.



          WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when issued" basis. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.



          Securities purchased on a when-issued basis and the securities held in the portfolio are subject to change in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).



          Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio securities in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.



          INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.



          BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.



          REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreement transactions are limited to a term of 365 days or less.



          If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.



          The Portfolio may invest its cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.



          REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by the Portfolio to financial institutions such as banks and broker-dealers, with an agreement that the Portfolio will repurchase the securities at an agreed upon price and date. The Portfolio may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Portfolio will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by the Portfolio under the 1940 Act.



          ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

          Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.



          RULE 144A SECURITIES. The Portfolio may purchase Rule 144A securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolio complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.



Additional Securities or Investment Techniques



          SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any Portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable fund maturity structure. AIM may also dispose of any portfolio securities prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high fund turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.



          INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE PORTFOLIO/ADVISOR. The Portfolio may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g. custodian banks). The Portfolio will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.



DIVERSIFICATION REQUIREMENTS



          As a money market fund, the Portfolio is subject to the issuer diversification requirements of Rule 2a-7 under the 1940 Act. For purposes of these issuer diversification requirements with respect to issuers of Municipal Securities, each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.



          Rule 2a-7 sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees.



          The issuer diversification requirement provides that the Portfolio may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal and interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the Municipal Securities secures repayment of such securities.



          The diversification requirement applicable to Municipal Securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Portfolio may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Portfolio to sell a Municipal Security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, financial guaranty (bond) insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security).



PORTFOLIO POLICIES


          FUNDAMENTAL RESTRICTIONS. The investment restrictions set forth below have been adopted by the Portfolio and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Portfolio. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Portfolio's assets will not cause a violation of the following investment restrictions as long as percentage restrictions are observed by the Portfolio at the time it purchases any security. The Portfolio shall not:

          1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

          2. except to the extent permitted by Rule 2a-7 promulgated under the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

          3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"), as amended, in connection with the disposition of the Portfolio's portfolio securities;

          4. borrow money, except that the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

          5.   issue senior securities, except as permitted under the 1940 Act;

          6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

          7. purchase or sell physical commodities; however, this policy shall not prevent the Portfolio from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

          8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

          9. The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single, open-end management investment company managed by the Advisor or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.

          In addition, it is a fundamental policy of Premier Tax-Exempt Portfolio that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax.

          The Portfolio's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. The Portfolio's investment objective is fundamental and may not be changed without shareholder approval.

          NON-FUNDAMENTAL RESTRICTIONS. In addition, the Portfolio has the following non-fundamental policies, which may be changed by the Board without shareholder approval:

          1. The Portfolio may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Portfolio from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, (iii) the Portfolio may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; and (iv) this policy does not prevent the Portfolio from entering into repurchase and reverse repurchase agreements.

          2. The Portfolio may borrow money only from a bank or from an open-end management investment company managed by the Advisor or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

          3. The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

          4. The Portfolio may invest in securities issued by other investment companies to the extent that such investments are consistent with the Portfolio's investment objective and policies and are permissible under the 1940 Act.

          5. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

          6. The Portfolio may not acquire any securities of registered unit investment trust in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

          The Board has adopted policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities are provided below.

          PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Portfolio makes available to institutions that maintain accounts with the Portfolio, beneficial owners of the Portfolio's shares and prospective investors (collectively, "Qualified Persons") information regarding or derived from the Portfolio's portfolio holdings. The Portfolio discloses the following portfolio holdings information on http://www.aiminvestments.com(1):


                                         APPROXIMATE DATE OF POSTING TO       INFORMATION REMAINS AVAILABLE
INFORMATION AVAILABLE                               WEBSITE                            ON WEBSITE
---------------------                 -----------------------------------   --------------------------------
Weighted average maturity             Next business day                     Until posting of the following
information; thirty-day, seven-day                                          business day's information
and one-day yield information;
daily dividend factor and total net
assets

Complete portfolio holdings as of     1 day after month-end                 Until posting of the fiscal
month end and information derived                                           quarter holdings for the months
from holdings                                                               included in the fiscal quarter

Complete portfolio holdings as of     60-70 days after fiscal quarter-end   For one year
fiscal quarter-end


          Qualified Persons may obtain access to the website, as well as the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Portfolio's distributor's vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose portfolio information to such Qualified Person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com.

----------
(1) To locate the Portfolio's portfolio holdings information on http://www.aiminvestments.com, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on the Product Overview Quick Link on the lower left-hand side and select the Portfolio. Links to the Portfolio's holdings are located in the upper right side of this website page.

          SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable fund and address any perceived conflicts of interest between shareholders of such fund and AIM or its affiliates as part of granting its approval.


          The Board exercises continuing oversight of the disclosure of portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or his designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the Portfolio and AIM or its affiliates brought to the Board's attention by AIM.


          AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

          -    Attorneys and accountants;

          -    Securities lending agents;

          -    Lenders to the AIM Funds;

          -    Rating and rankings agencies;

          -    Persons assisting in the voting of proxies;

          -    AIM Funds' custodians;

          - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

          - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM
               Fund);

          -    Financial printers;

          - Brokers identified by an AIM Funds' portfolio management team who provide execution and research services to the team; and

          - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

          In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

          AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Portfolio.

          The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in the Portfolio or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

          DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Portfolio, and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Portfolio.

          From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Portfolio's portfolio securities or may state that the Portfolio has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since the Portfolio's most recent month-end and therefore may not be reflected on the list of the Portfolio's most recent month-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Portfolio, shareholders in the Portfolio, persons considering investing in the Portfolio or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

          From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about the Portfolio, including, but not limited to, how the Portfolio's investments are divided among various sectors, industries, and countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, and bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Portfolio performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of the Portfolio or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Portfolio may be based on the Portfolio's most recent quarter-end portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

          DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Portfolio when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the AIM Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the AIM Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

          DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGER PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


          The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust. The Trustees, among other things, approve the investment objectives, policies and procedures for the Portfolio. The Trust enters into agreements with various entities to manage the day-to-day operations of the Portfolio, including the Portfolio's investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers, and approving the terms of their contracts with the Portfolio. On an ongoing basis, the Trustees exercise general oversight of these service providers.



          Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

          The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them is set forth in Appendix C.


          The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Market Timing Litigation Committee (the "Committees").



          The members of the Audit Committee are James T. Bunch, Lewis F. Pennock, Dr. Larry Soll, Raymond Stickel, Jr., (Chair), Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to:
(i) assist the Board in oversight of the independent registered public accountant's qualifications, independence and performance; (ii) appoint independent registered public accountanst for the Portfolios; (iii) pre-approve all permissible audit and non-audit services that are provided to Portfolios by their independent registered public accountants to the extent required by
Section 10A(h) and (i) of the Exchange Act ; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolios' independent registered public accountants to the Portfolios' investment adviser and certain other affiliated entities; (v) oversee the financial reporting process for the Portfolios; (vi) prepare an audit committee report for inclusion in any proxy statement issued by a Portfolio to the extent required by Regulation 14A under the Exchange Act; (vii) assist the Board's oversight of the performance of the Portfolios' internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Portfolios' financial statements; and (ix) assist the Board's oversight of the Portfolios' compliance with legal and regulatory requirements. During the fiscal year ended August 31, 2006, the Audit Committee held seven meetings.



          The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Stickel. The Compliance Committee is responsible for: (i)recommending to the Board and the independent trustees the appointment, compensation and removal of the Portfolios' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Portfolios' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG");
(iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Portfolios' Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Portfolio shareholders and of AIM's Code of Ethics;
(viii) overseeing all of the compliance policies and procedures of the Portfolios and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's Internal Compliance Controls Committee; (xi) reviewing all reports made by AIM's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman; (xiii) risk management oversight with respect to the Portfolios and, in connection therewith, receiving and overseeing risk management reports from

AMVESCAP PLC that are applicable to the Portfolios or their service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2006, the Compliance Committee held seven meetings.



          The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair). The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Portfolios that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.



          The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2006, the Governance Committee held nine meetings.


          Notice procedures set forth in the Trust's bylaws require that any shareholder of a Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


          The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Fields, Carl Frischling, Robert
H. Graham, Pennock, Soll, Stickel and Philip A. Taylor, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Portfolios, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2006, the Investments Committee held seven meetings.


          The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Portfolios that have been assigned to a particular Sub-Committee (for each Sub-Committee, the "Designated Portfolios"), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Portfolios; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Portfolios; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.

          The members of the Valuation Committee are Messrs. Bunch, Pennock (Vice Chair), Soll, and Taylor and Miss Quigley (Chair). The Valuation Committee is responsible for: (i) developing a sufficient knowledge of the valuation process and of AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities; (ii) periodically reviewing information provided by AIM or other advisers regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review; (iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM's internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Portfolios and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive accounting responsibility, and the reasons for such differences; and
(vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended August 31, 2006, the Valuation Committee held six meetings.



          The members of the Special Market Timing Litigation Committee are Messrs. Bayley, Bunch (Chair), Crockett and Dowden (Vice Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and
(b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2006, the Special Market Timing Litigation Committee held one meeting.


Trustee Ownership of Portfolio Shares

          The dollar range of equity securities beneficially owned by each trustee (i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies within the AIM Funds complex, is set forth in Appendix C.

COMPENSATION

          Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.


          Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2005 set forth in Appendix D.


Retirement Plan For Trustees

          The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.


          The trustees have also adopted a retirement policy that permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee becomes 72 years old. A majority of the trustees may extend from time to time the retirement date of a trustee.



          Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor portfolio) for a Covered Fund. Effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the trustee's annual retainer paid to or accrued by any Covered Fund with respect to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of the annual retirement benefit does not include any additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of
(i) sixteen or (ii) the number of such trustee's credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee's designated beneficiary for the same length of time that the trustee would have received the payments based on his or her service. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72, subject to a reduction for early payment.


Deferred Compensation Agreements


          Messrs. Crockett, Edward K. Dunn (a former trustee), Fields, Frischling and Louis S. Sklar (a former trustee) and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODE OF ETHICS



          AIM, the Trust and Fund Management Company ("FMC") have adopted a Code of Ethics which applies to all AIM Fund trustees and officers, and employees of AIM and its subsidiaries and governs, among other things, personal trading activities of such persons. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within the AIM Family of Funds --Registered Trademark--. Personal trading, including personal trading involving securities that may be purchased or held by a Portfolio within the AIM Family of Funds --Registered Trademark--, is permitted under the Code subject to certain restrictions; however employees are required to pre-clear all security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.


PROXY VOTING POLICIES

          The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are set forth in Appendix E.

          Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board is supplied with a summary quarterly report of the Portfolio's proxy voting record.


          Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 months ended June 30, 2006 is available at our website, http://www.aiminvestments.com. This information is also available at the SEC website, http://www.sec.gov.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          Information about the ownership of each class of the Portfolio's shares by beneficial or record owners of the Portfolio and by trustees and officers as a group is set forth in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of the Portfolio is presumed to "control" the Portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

          AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, AIM manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly-owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly-owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

          On November 25, 2003, the series portfolios of AIM Treasurer's Series Funds, Inc., a Maryland corporation (the "Company"), were redomesticated into series portfolios of the Trust. Prior to November 25, 2003, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for each series portfolio of the Company.

          As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Portfolios. The investment advisory services of AIM are not exclusive and AIM is free to render investment advisory services to others, including other investment companies.

          The Advisory Agreement provides that the advisor will pay or cause to be paid all expenses of the Portfolio including, without limitation, unless the Board specifically approves payment of such expenses by the Portfolio: fees, charges and expenses related to accounting, custody, depository, dividend disbursing agency, dividend reinvestment agency, transfer agency, registrar, independent pricing and legal services performed for the Portfolio; taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Trust or the Portfolio to federal, state, county, city or other governmental agents; fees for maintaining the registration and qualification of the Portfolio or its shares under federal and state law including the preparation and printing of prospectuses and statements of additional information; compensation and expenses of the trustees of the Trust; costs of printing and distributing reports, notices of shareholders' meetings, proxy statements, dividend notices, prospectuses, statements of additional information and other communications to the Portfolio's shareholders, including expenses relating to Board and shareholder meetings; all costs, fees and other expenses arising in connection with the organization and filing of the Trust's Certificate of Trust including its initial registration and qualification under the 1940 Act and under the 1933 Act, the determination of the tax status of the Portfolio, the initial registration and qualification of the Portfolio's securities under federal and state securities laws and the approval of the Trust's operations by any other federal or state authority; expenses of repurchasing and redeeming shares of the Portfolio; insurance premiums; expenses, including fees and disbursements of the Trust's counsel, in connection with litigation by or against the Trust or the Portfolio; and premiums for the fidelity bond maintained by the Portfolio pursuant to the 1940 Act (except those premiums that may be allocated to AIM as an insured).

          The Portfolio pays the following costs and expenses under the Advisory Agreement (except to the extent required by law to be paid by AIM): (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Trust or the Portfolios in connection with securities transactions to the Trust or the Portfolios are a party or in connection with securities owned by the Trust or the Portfolios; (iii) interest on indebtedness, if any incurred by the Trust or the Portfolios, and (iv) other expenditures, including costs incurred in connection with the purchase or sale of securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

          Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

       PORTFOLIO NAME          NET ASSETS   ANNUAL RATE
       --------------          ----------   -----------
Premier Tax-Exempt Portfolio   All Assets      0.25%

          AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.


          Effective June 30, 2005, AIM has contractually agreed to waive, on an annual basis, management fees equal to 0.08% of The Portfolio's average daily net assets to limit the Portfolio's annual management fee to 0.17% of average daily net assets. The expense limitation is in effect through June 30, 2007.

          The management fees payable by the Portfolio, the amounts waived by AIM or INVESCO and the net fee paid by the Portfolio for the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004 are set forth in Appendix G.


MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS

          AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.

          Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.

          Financial intermediaries negotiate the support payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Neither AIM, FMC nor any of their affiliates makes an independent assessment of the cost of providing such services.

SERVICE AGREEMENTS

          ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that AIM will not charge the Portfolio any fees for such services. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose.


          Prior to August 12, 2003, INVESCO served as the administrator for each series portfolio of the Company. Administrative services fees paid to AIM or INVESCO by the Portfolio for the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004 are set forth in Appendix H.

OTHER SERVICE PROVIDERS


          TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly-owned subsidiary of AIM, is the Trust's transfer agent. The Transfer Agent and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of the shareholders of the Portfolio. The TA Agreement provides that AIM will not charge the Portfolio any fees for such services.



          CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolio. JPMorgan Chase Bank, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Portfolio.


          Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Portfolio's independent registered public accounting firm is responsible for auditing the financial statements of the Portfolio. The Audit Committee of the Board has appointed [______________________________], as the independent registered public accounting firm to audit the financial statements of the Portfolio. Such appointment was ratified and approved by the Board.


          COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

          AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers (each, a "Broker"), effects the Portfolio's investment portfolio transactions, and where applicable, negotiates spreads on transactions. Purchases and sales of portfolio securities by the Portfolio are usually principal transactions. AIM's primary consideration in effecting a security transaction is to obtain best execution, which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Portfolio) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

          Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

          The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity; however, AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if AIM believes such disposition and reinvestment of proceeds will enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if AIM believes such disposition is advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintains an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but because brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in short-term obligations will result in high fund turnover.

COMMISSIONS


          There were no brokerage commissions paid by the Portfolio during the fiscal years ended [August 31, 2006], August 31, 2005 and August 31, 2004 to Brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.


          The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the portfolio follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION

          AIM's primary consideration in selecting Brokers to execute portfolio transactions for a Portfolio is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Portfolio, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Portfolio is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Portfolio. AIM will not select Brokers based upon their promotion or sale of Portfolio shares.

          In choosing Brokers to execute portfolio transactions for the Portfolios, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Portfolios and/or the other accounts over which AIM and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, the Portfolio may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to AIM.

          AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers. Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Portfolio effects securities transactions in connection with managing such Portfolio.

     AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:

     1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or A I M Capital, Inc. ("AIM Capital"), a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.

     2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

          This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by AIM or AIM Capital.

     3. Some of the common investment models used to manage various funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the Portfolio and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the Portfolio and/or other accounts managed by AIM and/or AIM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM Capital and APAM; however, APAM does not provide any soft dollar research benefit to the Portfolio and/or other accounts managed by AIM or AIM Capital.

     AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.

     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products:

          - proprietary research created by the Broker executing the trade, and

          - other products created by third parties that are supplied to AIM through the Broker executing the trade.

          Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.

          AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which AIM has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

          Soft Dollar Products received from Brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:

     - Database Services - comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

     - Quotation/Trading/News Systems - products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

     - Economic Data/Forecasting Tools - various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

     - Quantitative/Technical Analysis - software tools that assist in quantitative and technical analysis of investment data.

     - Fundamental/Industry Analysis - industry specific fundamental investment research.

     - Fixed Income Security Analysis - data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

     - Other Specialized Tools - other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

          If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

          Outside research assistance is useful to AIM since the Brokers used by AIM tend to follow a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, such services provide AIM with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent on the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

          In some cases, Soft Dollar Products are available only from the Brokers providing them. In other cases, the Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research, the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. To the extent the Portfolio's transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Portfolio might exceed those that might otherwise have been paid.

          AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Portfolio to their clients, or that act as agent in the purchase of a Portfolio's shares for their clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

REGULAR BROKERS


          Information concerning the Portfolio's acquisition of securities of its regular Brokers during the last fiscal year ended August 31, 2006 is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

          AIM and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another portfolio or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more other accounts, and is considered at or about the same time, AIM will allocate transactions in such securities among the Portfolio and these accounts on a pro rata basis based on order size or in such manner believed by AIM to be fair and equitable. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

          Before the initial purchase of shares, an investor must submit a completed account application, either directly or through its financial intermediary, to AIM Investment Services, Inc. ("AIS") at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

          Purchase and redemption orders must be received in good order. To be in good order, the investor, either directly or through his financial intermediary, must give AIS all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

          An investor or financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

          Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AIS in writing. AIS may request additional documentation.

          AIS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts in the Portfolio to satisfy the minimum investment requirement.

          Additional information regarding purchases and redemptions is located in the Institutional Class prospectus, under the heading "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

          The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

          The Board has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. The Portfolio intends to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Portfolio's procedures which are designed to stabilize the Portfolio's price per share at $1.00.

          Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold.

REDEMPTION IN KIND

          The Portfolio does not intend to redeem shares representing an interest in the portfolio in kind (i.e. by distributing its portfolio securities).

BACKUP WITHHOLDING

          Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a correctly completed and currently effective Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.



          Each AIM Fund and other payers, generally must withhold 28% of reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding. Under current IRS guidance, each AIM Fund and other payer must generally withhold 28% on exempt-interest dividends paid March 31, 2007, in the case of any shareholder who fails to provide the Portfolio with such information.


          An investor is subject to backup withholding if:

          1.   the investor fails to furnish a correct TIN to the Portfolio;

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN;

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

          Interest and dividend payments are subject to backup withholding in all five situations discussed above. Long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

          Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

          Investors should contact the IRS if they have any questions concerning withholding.

          IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

          NON-RESIDENT ALIENS -- Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

          It is the present policy of the Portfolio to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. All dividends and distributions will be automatically reinvested in additional shares of the same class of the Portfolio unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund. Capital gain distributions will be reinvested at the net asset value per share determined on the ex-distribution date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.


          Dividends are declared to shareholders of record immediately prior to the final determination of the net asset value of the Portfolio. For the Portfolio, dividends begin accruing on the first business day after a purchase order for shares of the Portfolio is effective (settle date), and accrue through the day on which a redemption order is effective (settle date). Thus, if a purchase order is effective on Friday, dividends will begin accruing on Friday.

          Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net income per share of a class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

          The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

          QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

          In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities), and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, the Portfolio may be required to sell portfolio holdings in order to meet this requirement.

          In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, securities of certain publicly traded partnerships, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies); of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses; or, collectively, in the securities of certain publicly traded partnerships.


          For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such futures contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.


          Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Portfolio may not rely on informal rulings of the IRS, the Portfolio may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.


          Under an IRS revenue procedure, the Portfolio may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification Test where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.


          If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally would be eligible for the dividends received deduction in the case of corporate shareholders and would be included in the qualified dividend income of noncorporate shareholders. See "Portfolio Distributions" below.

          DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, the Portfolio may make an election to treat such gain or loss as capital.

          Certain hedging transactions that may be engaged in by the Portfolio (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if the Portfolio holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, the Portfolio will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

          Some of the forward foreign currency exchange contracts, options and futures contracts that the Portfolio may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that the Portfolio holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Portfolio.

          Other hedging transactions in which the Portfolio may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Portfolio of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolio (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of the Portfolio may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Portfolio and may be increased or decreased as compared to the Portfolio that did not engage in such transactions.

          EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

          The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, the Portfolio may elect to pay a minimal amount of excise tax.

          PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.


          The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) or as gain taxable at 25% regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.



          Subject to applicable Code limitations, the Portfolio will be allowed to take into account a net capital loss (excess of losses over gains from the sale of capital assets) from a prior taxable year as a short-term capital loss for the current taxable year in determining its investment company taxable income and net capital gain.



          Ordinary income dividends paid by the Portfolio with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends, if any, received by the Portfolio from domestic corporations for the taxable year.


          Ordinary income dividends paid by the Portfolio to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax as a maximum rate of 15% to the extent of the amount of qualifying dividends, if any, received by the Portfolio from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. If the qualifying dividend income received by the Portfolio is equal to 95% (or a greater percentage) of the Portfolio's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income.


          Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by the Portfolio to a noncorporate shareholder may not exceed a maximum rate of 15%. The AMT applicable to corporations may reduce the value of the dividends received deduction. However, certain small corporations are wholly exempt from the AMT.


          Distributions by the Portfolio that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of its shares.

          Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received.

          Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.


          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Portfolio, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Portfolio just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.



          PREMIER TAX-EXEMPT PORTFOLIO. With respect to interest income that is exempt from federal income tax, Premier Tax-Exempt Portfolio intends to comply with Section 852(b)(5) of the Code, which enables exempt-interest dividends paid by the Portfolio from exempt interest to be treated as tax-exempt income by shareholders. Interest income that the Fund receives from municipal securities is generally tax-exempt for purposes of the regular income tax and the alternative minimum tax, subject to the exceptions described below.



          Exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986 will generally constitute an item of tax preference for taxpayers that are subject to alternative minimum tax. In addition, exempt-interest dividends derived from all other municipal securities must be taken into account by corporations subject to alternative minimum tax in determining their adjusted current earnings adjustment. Consistent with its stated investment objective, Premier Tax-Exempt Portfolio intends to limit its investments in private activity bonds subject to the alternative minimum tax to no more than 20% of its total assets in any given year.



          Original issue discount on tax-exempt bonds shall be accrued by the Portfolio as tax-exempt interest (except for a portion thereof in the case of certain stripped tax-exempt bonds), and included in the tax basis of the security for capital gain and loss computation purposes. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable. However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security.



          Interest on indebtedness incurred by shareholders will not be deductible for federal income tax purposes to the extent the proceeds of the borrowing was used to purchase or carry Portfolio shares. The purchase of Portfolio shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Portfolio shares. Further, certain persons who regularly use facilities financed by municipal securities in their trade or business (or persons related thereto) may be "substantial users" of such facilities and should consult their tax advisors before purchasing Fund shares.



          Income that is exempt from federal income tax or alternative minimum tax is not necessarily exempt from tax under state and local laws. Shareholders should consult their tax advisors as to the treatment of exempt-interest dividends under state and local laws.



          SALE OR REDEMPTION OF SHARES. A shareholder will determine gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Because shares of the Portfolio are offered and redeemed at a constant net asset value per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares. All or a portion of any loss that is recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.



          AIS may provide Portfolio shareholders with information concerning the average cost basis of their shares in order to help them calculate their gain or loss from a sale or redemption. This information is supplied as a convenience to shareholders and will not be reported to the IRS. Although the IRS permits the use of several methods to determine the cost basis of mutual fund shares, the cost basis information provided by AIS will be calculated using only the single-category average cost method. Neither AIS nor the Portfolio recommends any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. Even if you have reported gains or losses for a Portfolio in past years using another method of basis determination, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods.



          BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of taxable distributions and/or redemption payments. Current IRS guidance indicates that the Portfolio may also be required to withhold 28% of exempt-interest dividends paid after March 31, 2007. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".



          FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of the Portfolio, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

          As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that a portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008, and foreign shareholders may obtain refunds of tax withheld from amount so designated by filing a United States tax return. The aggregate amount that may be designated as short-term capital gain dividends for the Portfolio's taxable year is equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss (determined without regard to any net capital loss or net short-term capital loss attributable to transactions after October 31 of such taxable year and by treating any such post-October 31 net capital loss or net short-term capital loss as arising on the 1st day of the next Portfolio taxable year). The aggregate amount designated as interest-related dividends for the Portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of the Portfolio's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest including market discount and original issue discount on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.


          If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends, and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

          In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

          Foreign shareholders may be subject to U.S. withholding tax on a rate of 30% on the income resulting from the Foreign Tax Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

          Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.


          Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.



          Estates of non-resident alien shareholders dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of the Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the non-resident alien shareholder's death (or such other time as the IRS may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of the Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.


          FOREIGN INCOME TAX. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld will generally be treated as an expense of the Portfolio. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known.


          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from the Portfolio for this purpose, shareholders will be required to allocate Portfolio distributions according to the source of the income realized by the Portfolio. The Portfolio's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Portfolio for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Portfolio distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Portfolio.


          EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on October 12, 2006. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


          Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

          The Trust has entered into an underwriting agreement relating to the Portfolio (the "Underwriting Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the Institutional Class shares of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

          The Underwriting Agreement provides FMC with the right to distribute the Institutional Class shares of the Portfolio on a continuous basis directly and through other broker dealers. FMC has not undertaken to sell any specified number of Institutional Class shares the Portfolio.

          The Trust (on behalf of the Portfolio) or FMC may terminate the Underwriting Agreement on 60 days' written notice without penalty. The Underwriting Agreement will terminate automatically in the event of its assignment.

          FMC may from time to time at its expense pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                               BANKING REGULATIONS

          On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

          Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.


                              FINANCIAL STATEMENTS



          The Portfolio's Financial Statements for the period ended August 31, 2006, including the Financial Highlights are the report of the independent registered public accounting firm pertaining thereto, are incorporated by reference into this Statement of Additional Information ("SAI") from the Portfolio's Annual Report to shareholders contained in the Trust's Form N-CSR filed on [__________].



          The portions of the Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.



                               PENDING LITIGATION



          Regulatory Action Alleging Market Timing



          On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), and failed to disclose these arrangements in the prospectuses for such funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.



          Private Civil Actions Alleging Market Timing



          Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits (excluding those lawsuits that have been recently transferred as mentioned herein) that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix J-1.



          All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix J-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix J-1.



          Private Civil Actions Alleging Improper Use of Fair Value Pricing



          Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix J-2.



          Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



          Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix J-3.

          Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



          Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix J-4.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

          The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

          Moody's corporate ratings areas follows:

          AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

          Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

          Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

          Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

          Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

          Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

          The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

          S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

          S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated `B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

          Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis.

These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

          Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term `AAA' - `BBB' categories; Short-term `F1' - `F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term `BB'
- `D'; Short-term `B' - `D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on `AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for `BBB' rated bonds was 0.35%, and for `B' rated bonds, 3.0%.

          Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

          Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

          Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

          The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

          Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

          Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B


                          PERSONS TO WHOM AIM PROVIDES
                NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                              (AS OF JULY 24, 2006)



            SERVICE PROVIDER                          DISCLOSURE CATEGORY
            ----------------                          -------------------
ABN AMRO Financial Services, Inc.          Broker (for certain AIM funds)
A.G. Edwards & Sons, Inc.                  Broker (for certain AIM funds)
AIM Investment Services, Inc.              Transfer Agent
Anglemyer & Co.                            Analyst (for certain AIM funds)
Ballard Spahr Andrews & Ingersoll, LLP     Legal Counsel
BB&T Capital Markets                       Broker (for certain AIM funds)
Bear, Stearns & Co. Inc.                   Broker (for certain AIM funds)
Belle Haven Investments L.P.               Broker (for certain AIM funds)
Bloomberg                                  System Provider (for certain AIM funds)
BOSC, Inc.                                 Broker (for certain AIM funds)
BOWNE & Co.                                Financial Printer
Brown Brothers Harriman & Co.              Securities Lender (for certain AIM funds)
Cabrera Capital Markets                    Broker (for certain AIM funds)
CENVEO                                     Financial Printer
Citigroup Global Markets                   Broker (for certain AIM funds)
Classic Printers Inc.                      Financial Printer
Coastal Securities, LP                     Broker (for certain AIM funds)
Color Dynamics                             Financial Printer
D.A. Davidson (formerly Kirkpatrick,
Pettis, Smith, Pollian, Inc.)              Broker (for certain AIM funds)
Duncan-Williams, Inc.                      Broker (for certain AIM funds)
Earth Color Houston                        Financial Printer
EMCO Press                                 Financial Printer
Empirical Research Partners                Analyst (for certain AIM funds)
Fidelity Investments                       Broker (for certain AIM funds)
First Albany Capital                       Broker (for certain AIM funds)
First Tryon Securities                     Broker (for certain AIM funds)
F T Interactive Data Corporation           Pricing Vendor
GainsKeeper                                Software Provider (for certain AIM funds)
GCom2 Solutions                            Software Provider (for certain AIM funds)
George K. Baum & Company                   Broker (for certain AIM funds)
Global Trend Alert                         Analyst (for certain AIM funds)
Grover Printing                            Financial Printer
Gulfstream Graphics Corp.                  Financial Printer
Hattier, Sanford & Reynoir                 Broker (for certain AIM funds)
Howe Barnes Investments, Inc.              Broker (for certain AIM funds)
Hutchinson, Shockey, Erley & Co.           Broker (for certain AIM funds)
iMoneyNet                                  Rating & Ranking Agency (for certain AIM
                                           funds)
Initram Data, Inc.                         Pricing Vendor
Institutional Shareholder Services, Inc.   Proxy Voting Service (for certain AIM
                                           funds)
J.P. Morgan Securities, Inc.               Analyst (for certain AIM funds)

            SERVICE PROVIDER                          DISCLOSURE CATEGORY
            ----------------                          -------------------
JPMorgan Securities Inc.\Citigroup
Global Markets Inc.\JPMorgan Chase Bank,
N.A.                                       Lender (for certain AIM funds)
John Hancock Investment Management
Services, LLC                              Sub-advisor (for certain sub-advised
                                           accounts)
Jorden Burt LLP                            Special Insurance Counsel
Kevin Dann & Partners                      Analyst (for certain AIM funds)
Kramer, Levin Naftalis & Frankel LLP       Legal Counsel
Legg Mason Wood Walker                     Broker (for certain AIM funds)
Lehman Brothers, Inc.                      Broker (for certain AIM funds)
Lipper, Inc.                               Rating & Ranking Agency (for certain AIM
                                           funds)
Loan Pricing Corporation                   Pricing Service (for certain AIM funds)
Loop Capital Markets                       Broker (for certain AIM funds)
McDonald Investments Inc.                  Broker (for certain AIM funds)
Mesirow Financial, Inc.                    Broker (for certain AIM funds)
Moody's Investors Service                  Rating & Ranking Agency (for certain AIM
                                           funds)
Moore Wallace North America                Financial Printer
Morgan Keegan & Company, Inc.              Broker (for certain AIM funds)
Morrison Foerster LLP                      Legal Counsel
MS Securities Services, Inc. and Morgan
Stanley & Co. Incorporated                 Securities Lender (for certain AIM funds)
Muzea Insider Consulting Services, LLC     Analyst (for certain AIM funds)
Noah Financial, LLC                        Analyst (for certain AIM funds)
Page International                         Financial Printer
PricewaterhouseCoopers LLP                 Independent Registered Public Accounting
                                           Firm (for certain AIM funds)
Printing Arts of Houston                   Financial Printer
Protective Securities                      Broker (for certain AIM funds)
Ramirez & Co., Inc.                        Broker (for certain AIM funds)
Raymond James & Associates, Inc.           Broker (for certain AIM funds)
RBC Capital Markets Corporation            Analyst (for certain AIM funds)
RBC Dain Rauscher Incorporated             Broker (for certain AIM funds)
Reuters America Inc.                       Pricing Service (for certain AIM funds)
Robert W. Baird & Co. Incorporated         Broker (for certain AIM funds)
RR Donnelley Financial                     Financial Printer
Ryan Beck & Co.                            Broker (for certain AIM funds)
Salomon Smith Barney                       Broker (for certain AIM funds)
SBK Brooks Investment Corp.                Broker (for certain AIM funds)
Seattle Northwest Securities Corporation   Broker (for certain AIM funds)
Siebert Brandford Shank & Co., L.L.C.      Broker (for certain AIM funds)
Signature Press                            Financial Printer
Simon Printing Company                     Financial Printer
Southwest Precision Printers, Inc.         Financial Printer
Standard and Poor's                        Rating and Ranking Agency (for certain
                                           AIM funds)
Standard and Poor's/Standard and Poor's
Securities Evaluations, Inc.               Pricing Service (for certain AIM funds)
State Street Bank and Trust Company        Custodian (for certain AIM funds); Lender
                                           (for certain AIM Funds); Securities
                                           Lender (for certain AIM funds)
Sterne, Agee & Leach, Inc.                 Broker (for certain AIM funds)
Stifel, Nicholaus & Company,
Incorporated                               Broker (for certain AIM funds)
The Bank of New York                       Custodian (for certain AIM funds)
The MacGregor Group, Inc.                  Software Provider
Thomson Information Services
Incorporated                               Software Provider

            SERVICE PROVIDER                          DISCLOSURE CATEGORY
            ----------------                          -------------------
UBS Financial Services, Inc.               Broker (for certain AIM funds)
VCI Group Inc.                             Financial Printer
Wachovia National Bank, N.A.               Broker (for certain AIM funds)
Western Lithograph                         Financial Printer
Wiley Bros. Aintree Capital  L.L.C.        Broker (for certain AIM funds)
XSP, LLC\Solutions Plus, Inc.              Software Provider

                                   APPENDIX C



                              TRUSTEES AND OFFICERS



                             As of November 30, 2006



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 109 portfolios in the AIM Funds. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



                              TRUSTEE
  NAME, YEAR OF BIRTH AND      AND/OR                                                      OTHER
   POSITION(S) HELD WITH      OFFICER            PRINCIPAL OCCUPATION(S)              TRUSTEESHIP(S)
         THE TRUST             SINCE               DURING PAST 5 YEARS                HELD BY TRUSTEE
---------------------------   -------   ----------------------------------------   --------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946     2003    Director and Chairman, A I M Management    None
Trustee and Vice Chair                  Group Inc. (financial services holding
                                        company); Director and Vice Chairman,
                                        AMVESCAP PLC; Chairman, AMVESCAP PLC -
                                        AIM Division (parent of AIM and a global
                                        investment management firm); and
                                        Trustee, and Vice Chair, The AIM Family
                                        of Funds--Registered Trademark--

                                        Formerly: President and Chief Executive
                                        Officer, A I M Management Group Inc.;
                                        Director, Chairman and President, A I M
                                        Advisors, Inc. (registered investment
                                        advisor); Director and Chairman, A I M
                                        Capital Management, Inc. (registered
                                        investment advisor), A I M Distributors,
                                        Inc. (registered broker dealer), AIM
                                        Investment Services, Inc., (registered
                                        transfer agent), and Fund Management
                                        Company (registered broker dealer); and
                                        Chief Executive Officer, AMVESCAP PLC -
                                        Managed Products and President and
                                        Principal Executive Officer, The AIM
                                        Family of Funds--Registered Trademark--



----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

                              TRUSTEE
  NAME, YEAR OF BIRTH AND      AND/OR                                                      OTHER
   POSITION(S) HELD WITH      OFFICER            PRINCIPAL OCCUPATION(S)              TRUSTEESHIP(S)
         THE TRUST             SINCE               DURING PAST 5 YEARS                HELD BY TRUSTEE
---------------------------   -------   ----------------------------------------   --------------------
Philip A. Taylor(2) -- 1954     2006    Director, Chief Executive Officer and
Trustee and Executive Vice              President, A I M Management Group Inc.,
President                               AIM Mutual Fund Dealer Inc., AIM Funds
                                        Management Inc. (registered investment
                                        advisor) and 1371 Preferred Inc.,
                                        Director and President, A I M Advisors,
                                        Inc., INVESCO Funds Group, Inc.
                                        (registered investment advisor and
                                        registered transfer agent) and AIM GP
                                        Canada Inc.; Director, A I M Capital
                                        Management, Inc. and A I M Distributors,
                                        Inc.; Director and Chairman, AIM
                                        Investment Services, Inc., Fund
                                        Management Company and INVESCO
                                        Distributors, Inc.(registered broker
                                        dealer); Director, President and
                                        Chairman, AVZ Callco Inc., AMVESCAP Inc.
                                        and AIM Canada Holdings Inc.; Director
                                        and Chief Executive Officer, AIM Trimark
                                        Global Fund Inc. and AIM Trimark Canada
                                        Fund Inc.; Trustee, President and
                                        Principal Executive Officer, The AIM
                                        Family of Funds--Registered Trademark--
                                        (other than AIM Treasurer's Series
                                        Trust, Short-Term Investments Trust and
                                        Tax-Free Investments Trust); and Trustee
                                        and Executive Vice President, The AIM
                                        Family of Funds--Registered Trademark--
                                        (AIM Treasurer's Series Trust, Short-
                                        and Tax-Free Investments Trust only)

                                        Formerly: President and Principal
                                        Executive Officer, The AIM Family of
                                        Funds--Registered Trademark-- (AIM
                                        Treasurer's Series Trust, Short-Term
                                        Investments Trust and Tax-Free
                                        Investments Trust only); Chairman, AIM
                                        Canada Holdings, Inc.; Executive Vice
                                        President and Chief Operations Officer,
                                        AIM Funds Management Inc.; President,
                                        AIM Trimark Global Fund Inc. and AIM
                                        Trimark Canada Fund Inc.; and Director,
                                        Trimark Trust

INDEPENDENT TRUSTEES

Bruce L. Crockett -- 1944       2003    Chairman, Crockett Technology Associates   ACE Limited
Trustee and Chair                       (technology consulting company)            (insurance company);
                                                                                   and Captaris, Inc.
                                                                                   (unified messaging
                                                                                   provider)



----------
(2) Mr. Taylor was appointed as President and Principal Executive Officer of the Trust on August 1, 2006 and was appointed as Trustee of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                              TRUSTEE
  NAME, YEAR OF BIRTH AND      AND/OR                                                      OTHER
   POSITION(S) HELD WITH      OFFICER            PRINCIPAL OCCUPATION(S)              TRUSTEESHIP(S)
         THE TRUST             SINCE               DURING PAST 5 YEARS                HELD BY TRUSTEE
---------------------------   -------   ----------------------------------------   --------------------
Bob R. Baker -- 1936            1983    Retired                                    None
Trustee

Frank S. Bayley -- 1939         2003    Retired                                    Badgley Funds, Inc.
Trustee                                                                            (registered
                                        Formerly: Partner, law firm of Baker &     investment company)
                                        McKenzie                                   (2 portfolios))

James T. Bunch -- 1942          2000    Founder, Green, Manning & Bunch Ltd.,      None
Trustee                                 (investment banking firm); and Director,
                                        Policy Studies, Inc. and Van Gilder
                                        Insurance Corporation

Albert R. Dowden -- 1941        2003    Director of a number of public and         None
Trustee                                 private business corporations, including
                                        the Boss Group, Ltd. (private investment
                                        and management) ; Cortland Trust, Inc.
                                        (Chairman) (registered investment
                                        company (3 portfolios)); Annuity and
                                        Life Re (Holdings), Ltd. (insurance
                                        company); CompuDyne Corporation
                                        (provider of products and services to
                                        the public security market) and
                                        Homeowners Of America Holding
                                        Corporation

                                        Formerly: Director, President and Chief
                                        Executive Officer, Volvo Group North
                                        America, Inc.; Senior Vice President, AB
                                        Volvo; and director of various
                                        affiliated Volvo companies

Jack M. Fields -- 1952          2003    Chief Executive Officer, Twenty First      Administaff; and
Trustee                                 Century Group, Inc. (government affairs    Discovery Global
                                        company); and Owner, Dos Angelos Ranch,    Education Fund
                                        L.P. Formerly: Chief Executive Officer,    (non-profit)
                                        Texana Timber LP (sustainable forestry
                                        company)

Carl Frischling -- 1937         2003    Partner, law firm of Kramer Levin          Cortland Trust, Inc.
Trustee                                 Naftalis and Frankel LLP                   (registered
                                                                                   investment company
                                                                                   (3 portfolios))

Prema Mathai-Davis -- 1950      2003    Formerly: Chief Executive Officer, YWCA    None
Trustee                                 of the USA

                              TRUSTEE
  NAME, YEAR OF BIRTH AND      AND/OR                                                      OTHER
   POSITION(S) HELD WITH      OFFICER            PRINCIPAL OCCUPATION(S)              TRUSTEESHIP(S)
         THE TRUST             SINCE               DURING PAST 5 YEARS                HELD BY TRUSTEE
---------------------------   -------   ----------------------------------------   --------------------
Lewis F. Pennock -- 1942        2003    Partner, law firm of Pennock & Cooper      None
Trustee

Ruth H. Quigley -- 1935         2003    Retired                                    None
Trustee

Larry Soll -- 1942              1997    Retired                                    None
Trustee

Raymond Stickel, Jr. --         2005    Retired                                    Director, Mainstay
1944 Trustee                                                                       VP Series Fund, Inc.
                                        Formerly: Partner, Deloitte & Touche       (21 portfolios)

OTHER OFFICERS

Russell C. Burk -- 1958         2005    Senior Vice President and Senior           N/A
Senior Vice President and               Officer, The AIM Family of
Senior Officer                          Funds--Registered Trademark--

                                        Formerly: Director of Compliance and
                                        Assistant General Counsel, ICON
                                        Advisers, Inc.; Financial Consultant,
                                        Merrill Lynch; General Counsel and
                                        Director of Compliance, ALPS Mutual
                                        Funds, Inc.

John M. Zerr -- 1962            2006    Director, Senior Vice President,           N/A
Senior Vice President,                  Secretary and General Counsel, A I M
Chief Legal Officer and                 Management Group Inc. and A I M
Secretary                               Advisors, Inc.; Director, Vice President
                                        and Secretary, INVESCO Distributors,
                                        Inc.; Vice President and Secretary, A I
                                        M Capital Management, Inc., AIM
                                        Investment Services, Inc., and Fund
                                        Management Company; Senior Vice
                                        President and Secretary, A I M
                                        Distributors, Inc.; Director, INVESCO
                                        Funds Group, Inc.; and Senior Vice
                                        President, Chief Legal Officer and
                                        Secretary, The AIM Family of
                                        Funds--Registered Trademark--

                                        Formerly: Chief Operating Officer,
                                        Senior Vice President, General Counsel
                                        and Secretary, Liberty Ridge Capital,
                                        Inc. (an investment adviser); Vice
                                        President and Secretary, PBHG Funds (an
                                        investment company); Vice President and
                                        Secretary, PBHG Insurance Series Fund
                                        (an investment company); General Counsel and Secretary, Pilgrim Baxter Value
                                        Investors (an investment adviser); Chief
                                        Operating Officer, General Counsel and
                                        Secretary, Old Mutual Investment
                                        Partners (a broker-dealer); General
                                        Counsel and Secretary, Old Mutual Fund
                                        Services (an administrator); General
                                        Counsel and Secretary, Old Mutual
                                        Shareholder Services (a shareholder
                                        servicing center); Executive Vice
                                        President, General Counsel and
                                        Secretary, Old Mutual Capital, Inc. (an
                                        investment adviser); and Vice President
                                        and Secretary, Old Mutual Advisors Funds
                                        (an investment company)

                              TRUSTEE
  NAME, YEAR OF BIRTH AND      AND/OR                                                      OTHER
   POSITION(S) HELD WITH      OFFICER            PRINCIPAL OCCUPATION(S)              TRUSTEESHIP(S)
         THE TRUST             SINCE               DURING PAST 5 YEARS                HELD BY TRUSTEE
---------------------------   -------   ----------------------------------------   --------------------
Lisa O. Brinkley -- 1959        2004    Global Compliance Director, AMVESCAP       N/A
Vice President                          PLC; and Vice President, The AIM Family
                                        of Funds--Registered Trademark--

                                        Formerly: Senior Vice President, A I M
                                        Management Group Inc.; Senior Vice
                                        President and Chief Compliance Officer,
                                        A I M Advisors, Inc.; Vice President and
                                        Chief Compliance Officer, A I M Capital
                                        Management, Inc.; Vice President,. and A
                                        I M Distributors, Inc., Vice President,
                                        AIM Investment Services, Inc. and Fund
                                        Management Company; Senior Vice
                                        President and Chief Compliance Officer
                                        of The AIM Family of Funds--Registered
                                        Trademark--; and Senior Vice President
                                        and Compliance Director, Delaware
                                        Investments Family of Funds

Kevin M. Carome -- 1956         2003    Senior Vice President and General          N/A
Vice President                          Counsel, AMVESCAP PLC; Director, I
                                        NVESCO Funds Group, Inc. and Vice
                                        President, The AIM Family of
                                        Funds--Registered Trademark--

                                        Formerly: Director, Senior Vice
                                        President, Secretary and General
                                        Counsel, A I M Management Group Inc. and
                                        A I M Advisors, Inc.; Senior Vice
                                        President, A I M Distributors, Inc.;
                                        Vice President, Director, Vice President and General Counsel, Fund Management
                                        Company; Vice President, A I M Capital
                                        Management, Inc. and AIM Investment
                                        Services, Inc.; and Senior Vice
                                        President, Chief Legal Officer and
                                        Secretary of The AIM Family of
                                        Funds--Registered Trademark--; Director
                                        and Vice President, INVESCO
                                        Distributors, Inc.; Chief Executive
                                        Officer and President, INVESCO Funds
                                        Group; Senior Vice President and General
                                        Counsel, Liberty Financial Companies,
                                        Inc.; and Senior Vice President and
                                        General Counsel, Liberty Funds Group,
                                        LLC

Sidney M. Dilgren -- 1961       2004    Vice President and Fund Treasurer, A I M   N/A
Vice President, Treasurer               Advisors, Inc. ; and Vice President,
and Principal Financial                 Treasurer and Principal Financial
Officer                                 Officer, The AIM Family of
                                        Funds--Registered Trademark-- Formerly:
                                        Senior Vice President, AIM Investment
                                        Services, Inc. and Vice President, A I M
                                        Distributors, Inc.

                              TRUSTEE
  NAME, YEAR OF BIRTH AND      AND/OR                                                      OTHER
   POSITION(S) HELD WITH      OFFICER            PRINCIPAL OCCUPATION(S)              TRUSTEESHIP(S)
         THE TRUST             SINCE               DURING PAST 5 YEARS                HELD BY TRUSTEE
---------------------------   -------   ----------------------------------------   --------------------
J. Philip Ferguson -- 1945      2005    Executive Vice President, A I M            N/A
Vice President                          Management Group Inc.; Senior Vice
                                        President and Chief Investment Officer,
                                        A I M Advisors, Inc.; Director,
                                        Chairman, Chief Executive Officer,
                                        President and Chief Investment Officer,
                                        A I M Capital Management, Inc.; and Vice
                                        President, The AIM Family of
                                        Funds--Registered Trademark--

                                        Formerly: Senior Vice President, AIM
                                        Private Asset Management, Inc.; and
                                        Chief Equity Officer, Senior Vice
                                        President and Senior Investment Officer,
                                        A I M Capital Management, Inc.

Karen Dunn Kelley -- 1960       2003    Director of Cash Management, Managing      N/A
President and Principal                 Director and Chief Cash Management
Executive Officer                       Officer, A I M Capital Management, Inc.;
                                        Director and President, Fund Management
                                        Company; Vice President, A I M Advisors,
                                        Inc.; President and Principal Executive
                                        Officer, The AIM Family of
                                        Funds--Registered Trademark-- (AIM
                                        Treasurer's Series Trust, Short-Term
                                        Investments Trust and Tax-Free
                                        Investments Trust only) and Vice
                                        President, The AIM Family of
                                        Funds--Registered Trademark-- (other
                                        than AIM Treasurer's Series Trust,
                                        Short-Term Investments Trust and
                                        Tax-Free Investments Trust)

                                        Formerly: Vice President, The AIM Family of Funds--Registered Trademark-- (AIM
                                        Treasurer's Series Trust, Short-Term
                                        Investments Trust and Tax-Free
                                        Investments Trust only)

Todd L. Spillane -- 1958        2006    Senior Vice President, A I M Management    N/A
Chief Compliance Officer                Group Inc.; Senior Vice President and
                                        Chief Compliance Officer, A I M
                                        Advisors, Inc.; Chief Compliance
                                        Officer, The AIM Family of
                                        Funds--Registered Trademark--; Vice
                                        President and Chief Compliance Officer,
                                        A I M Capital Management, Inc.; and Vice
                                        President, A I M Distributors, Inc., AIM
                                        Investment Services, Inc. and Fund
                                        Management Company

                                        Formerly: Global Head of Product
                                        Development, AIG-Global Investment
                                        Group, Inc.; Chief Compliance Officer
                                        and Deputy General Counsel,
                                        AIG-SunAmerica Asset Management, and
                                        Chief Compliance Officer, Chief
                                        Operating Officer and Deputy General
                                        Counsel, American General Investment
                                        Management

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2005



                                                                                   AGGREGATE DOLLAR RANGE OF
                                                                                   EQUITY SECURITIES IN ALL
                                                                                     REGISTERED INVESTMENT
                                                                                     COMPANIES OVERSEEN BY
                                                                                          TRUSTEE IN
                                                                                    THE AIM FAMILY OF FUNDS
    NAME OF TRUSTEE          DOLLAR RANGE OF EQUITY SECURITIES PER PORTFOLIO       --REGISTERED TRADEMARK--
    ---------------       -----------------------------------------------------   --------------------------
Robert H. Graham                                  [-0-]                                 [Over $100,000]
Mark H. Williamson                                [-0-]                                 [Over $100,000]
Bob R. Baker                                      [-0-                                  [Over $100,000]
Frank S. Bayley                                   [-0-]                                 [Over $100,000]
James T. Bunch            [Premier Portfolio                      $1 - $10,000        [Over $100,000(3)]
                          Premier Tax-Exempt Portfolio            $1 - $10,000
                          Premier U.S. Government Money Portfolio $1 - $10,000]
Bruce L. Crockett                                 [-0-]                               [Over $100,000(3)]
Albert R. Dowden                                  [-0-]                                 [Over $100,000]
Edward K. Dunn, Jr.                               [-0-]                               [Over $100,000(3)]
Jack M. Fields                                    [-0-]                               [Over $100,000(3)]
Carl Frischling                                   [-0-]                               [Over $100,000(3)]
Gerald J. Lewis           [Premier Portfolio                      $1 - $10,000        [Over $100,000(3)]
                          Premier Tax-Exempt Portfolio            $1 - $10,000
                          Premier U.S. Government Money Portfolio $1 - $10,000]
Prema Mathai-Davis                                [-0-]                               [Over $100,000(3)]
Lewis F. Pennock                                  [-0-]                                 [Over $100,000]
Ruth H. Quigley                                   [-0-]                               [$10,001 - $50,000]
Larry Soll                [Premier Portfolio                      $1 - $10,000         [Over $100,000(3)]
                          Premier Tax-Exempt Portfolio            $1 - $10,000
                          Premier U.S. Government Money Portfolio $1 - $10,000]
Raymond Stickel, Jr.(4)                           [-0-]                                      [-0-]





----------

(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.



(4) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

                                   APPENDIX D

                           TRUSTEES COMPENSATION TABLE


     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2005:



                                                 RETIREMENT
                               AGGREGATE          BENEFITS      ESTIMATED ANNUAL   TOTAL COMPENSATION
                           COMPENSATION FROM   ACCRUED BY ALL     BENEFITS UPON       FROM ALL AIM
         TRUSTEE              THE TRUST(1)      AIM FUNDS(2)      RETIREMENT(3)         FUNDS(4)
         -------           -----------------   --------------   ----------------   ------------------
Bob R. Baker                       $              $200,136          $162,613            $213,750
Frank S. Bayley                                    132,526           120,000             229,000
James T. Bunch                                     162,930           120,000             198,500
Bruce L. Crockett                                   83,764           120,000             359,000
Albert R. Dowden                                   112,024           120,000             229,000
Edward K. Dunn, Jr.(5)                             141,485           120,000             229,000
Jack M. Fields                                      59,915           120,000             185,000
Carl Frischling(6)                                  59,042           120,000             195,250
Gerald J. Lewis(5)                                 162,930           114,375             198,500
Prema Mathai-Davis                                  69,131           120,000             213,750
Lewis F. Pennock                                    86,670           120,000             198,500
Ruth H. Quigley                                    154,658           120,000             213,750
Larry Soll                                         201,483           138,990             198,500
Raymond Stickel, Jr. (7)                                --           120,000              54,000



(1) Amounts shown are based on the fiscal year ended August 31, 2006. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2006, including earnings, was $______.



(2) During the fiscal year ended August 31, 2006, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $____.



(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.



(4) All trustees currently serve as trustees of 18 registered investment companies advised by AIM.



(5) Mr. Dunn and Mr. Lewis retired effective March 31, 2006 and December 31, 2005, respectively.



(6) During the fiscal year ended August 31, 2006, the Trust paid $_____ in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.



(7)  Mr. Stickel was elected as trustee of the Trust effective October 1, 2005.

                                   APPENDIX E

                          PROXY POLICIES AND PROCEDURES
                          (AS AMENDED OCTOBER 1, 2005)

A.   PROXY POLICIES

     Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

     I.   BOARDS OF DIRECTORS

          A board that has at least a majority of independent directors is integral to good corporate governance. The key board committees (e.g., Audit, Compensation and Nominating) should be composed of only independent trustees.

          There are some actions by directors that should result in votes being withheld. These instances include directors who:

          - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

          - Attend less than 75 percent of the board and committee meetings without a valid excuse;

          - It is not clear that the director will be able to fulfill his function;

          -    Implement or renew a dead-hand or modified dead-hand poison pill;

          - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

          - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

          - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

          Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

          - Long-term financial performance of the target company relative to its industry;

          -    Management's track record;

          -    Portfolio manager's assessment;

          -    Qualifications of director nominees (both slates);

          - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

          -    Background to the proxy contest.

     II.  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

          - It is not clear that the auditors will be able to fulfill their function;

          - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

          - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

     III. COMPENSATION PROGRAMS

          Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

          - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

          - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

          - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

          - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

          - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

     IV.  CORPORATE MATTERS

          We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

          - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

          - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

          - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

          - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

     V.   SHAREHOLDER PROPOSALS

          Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

          - We will generally abstain from shareholder social and environmental proposals.

          - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

          - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

          - We will generally vote for proposals to lower barriers to shareholder action.

          - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

     VI.  OTHER

          - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

          - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

          - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

          AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.   PROXY COMMITTEE PROCEDURES

     The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

     The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

     AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

     In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
     Trustees:

     1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

     2. AIM will not publicly announce its voting intentions and the reasons therefore.

     3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

     4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.   BUSINESS/DISASTER RECOVERY

     If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such subcommittee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.   RESTRICTIONS AFFECTING VOTING

     If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.   CONFLICTS OF INTEREST

     The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

     If AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.

     If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.   FUND OF FUNDS

     When an AIM Fund (an "Investing Fund") that invests in another AIM Fund(s) (an "Underlying Fund") has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.

G.   CONFLICT IN THESE POLICIES

     If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM's advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM's advisory clients and will inform the Funds' Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

                                   APPENDIX F

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

          A shareholder who owns beneficially 25% or more of the outstanding securities of the Portfolio is presumed to "control" that Portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


          All information listed below is as of October 2, 2006.



         PREMIER PORTFOLIO           Investor Class Shares   Institutional Class Shares
        Name and Address of             Percentage Owned          Percentage Owned
         Principal Holder                  of Record                  of Record
        -------------------          ---------------------   --------------------------
AIM Sec Lending                                --                          %
2 International Place Fl 31
Boston, MA 02100-4104

AMVESCAP National Trust Company                  %                       --
TTEE FBO Paychex 401(k)
Incentive Retirement Plan
PO Box 105779
Atlanta, GA 30348-5779

Premier Fund of Funds 1                        --                          %
2 International Place, Fl 31
Boston, MA 02110

Premier Fund of Funds 2                        --                          %
2 International Place Fl 31
Boston, MA 02110



   PREMIER TAX-EXEMPT PORTFOLIO      Investor Class Shares   Institutional Class Shares
        Name and Address of             Percentage Owned          Percentage Owned
         Principal Holder                  of Record                  of Record
   ----------------------------      ---------------------   --------------------------
College Advertising                              %                       --
PO Box 279
Warrenville, IL 60555-0279

L A Idler Trust UA 09/22/89                      %
2102 W Dry Creek Rd
Littleton, CO 80120-4421

Michael P Tinkler                                %
33 Beverly Ave
Lansdowne, PA 19050-2705

Oppenheimer & Co Inc                           --                          %
125 Broad St 16th Fl
New York, NY 10004-2400

Robert W. Trudeau TTEE                         --                          %
Robert W. Trudeau Trust 05/14/1998
2 Parwood Ct
Johnson City, TN 37601-2179

Wachovia Capital Markets, LLC                  --                          %
Attn: Money Funds
8739 Research Drive
Capital Markets
Charlotte, NC 28262-0675

   PREMIER U.S. GOVERNMENT MONEY
             PORTFOLIO               Investor Class Shares   Institutional Class Shares
        Name and Address of             Percentage Owned          Percentage Owned
          Principal Holder                 of Record                  of Record
   -----------------------------     ---------------------   --------------------------
None                                           --                        --

Management Ownership


     As of October 2, 2006, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Portfolio, except the trustees and officers as a group owned 11.01% of the outstanding Investor Class Shares of Premier Portfolio.

                                   APPENDIX G

                                 MANAGEMENT FEES


          For the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004, the management fees payable by the Portfolio, the amounts waived by AIM or INVESCO, as applicable, and the net fee paid by the Portfolio were as follows:


PREMIER TAX-EXEMPT PORTFOLIO


                        AUGUST 31, 2006                        AUGUST 31, 2005                        AUGUST 31, 2004
             ------------------------------------   ------------------------------------   ------------------------------------
                                           NET                                    NET                                    NET
             MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT
                 FEE          FEE          FEE          FEE          FEE          FEE          FEE          FEE          FEE
Advisor        PAYABLE      WAIVERS      PAYABLE      PAYABLE      WAIVERS      PAYABLE      PAYABLE      WAIVERS      PAYABLE
-------      ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
AIM                                                   $78,850        --         $78,850      $68,372        --         $68,372
INVESCO(1)                                                 --        --              --      $27,767        --         $27,767


(1)  INVESCO served as the Portfolio's advisor prior to November 25, 2003.

                                   APPENDIX H

                          ADMINISTRATIVE SERVICES FEES


          For the fiscal years ended [August 31, 2006], August 31, 2005 and August 31, 2004 the Portfolio did not pay administrative services fees.

                                   APPENDIX I

                    PURCHASE OF SECURITIES OF REGULAR BROKERS

PURCHASES OF SECURITIES OF REGULAR BROKERS


          [During the last fiscal year ended August 31, 2006, the Portfolio did not purchase securities of its regular brokers].

                                  APPENDIX J-1
                    PENDING LITIGATION ALLEGING MARKET TIMING



          The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived (with the exception of the Sayegh lawsuit discussed below).



          RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



          MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond
          R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



          RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust;

          damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



          L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



          RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



          JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM

          INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



          STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO

          ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District

          Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



          PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



          LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX

          FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



          JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



          EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT

          SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



          SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
          V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



          CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



          HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



          CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
          Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



          ANNE G. PERENTESIS (WIDOW) V. AIM INVESTMENTS, ET AL (INVESCO FUNDS GROUP, INC.), in the District Court of Maryland for Baltimore County (Case No. 080400228152005), filed on July 21, 2005. This claim alleges financial losses, mental anguish and emotional distress as a result of unlawful market timing and related activity by the defendants. The plaintiff in this case is seeking damages and costs and expenses.

          Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.



          RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN),
          V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES
          Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON
          (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



          CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM,

          FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



          MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.



          On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative (Essenmacher) and class action (Lepera) lawsuits. The MDL Court dismissed all derivative causes of action in the Essenmacher lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the Lepera class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. On June 14, 2006, the MDL Court entered an order dismissing the Section 48 claim in the derivative (Essenmacher) lawsuit. Based on the MDL Court's March 1, 2006 and June 14, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. Defendants filed their Original Answer in the class action (Lepera) lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative (Essenmacher) lawsuit. The Plaintiffs in the class action (Lepera) lawsuit stipulated that their claims against AIM, ADI and AIM Investment Services, Inc. ("AIS") are based solely on successor liability for alleged timing in the AIM Funds formerly advised by IFG and that they are not making any claims based on alleged timing in the other AIM Funds. Based upon this stipulation, AIM withdrew its pending Motion to Dismiss the claims against AIM, ADI and AIS.

          On September 15, 2006, Judge Motz for the MDL Court granted the AMVESCAP Defendants' motion to dismiss the ERISA (Calderon) lawsuit and dismissed such lawsuit. The Plaintiff has the right to appeal Judge Motz's decision.

                                  APPENDIX J-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING



          The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived.



          T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V.
          T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by Plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss Plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion. Plaintiffs have filed a Notice of Appeal. On September 2, 2005, the Court combined the nine cases on this subject matter, including the case against AIM.



          JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX J-3
     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



          The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived.



          All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed. On December 29, 2005, Defendants filed a Notice of Tag-Along case in the MDL Court regarding this matter due to the extensive allegations of market timing contained in Plaintiffs' Second Amended Consolidated Complaint. Pursuant to a Transfer Order issued by the MDL Court on June 16, 2006, the Berdat lawsuit was transferred to the MDL Court for pre-trial proceedings.



          RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



          DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



          FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX J-4
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS



          The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived.



          By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On September 29, 2006, the Court dismissed with prejudice all claims in the Boyce lawsuit except for the Section 36(b) claim, which Section 36(b) claim was dismissed with leave to amend to plead it properly as a derivative claim.



          JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT
          H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
          R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
          H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED

          FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY
          W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND,

          AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
          R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          AIM TREASURER'S SERIES TRUST
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE SHARES OF THE PREMIER U.S. GOVERNMENT MONEY PORTFOLIO (THE "PORTFOLIO") OF AIM TREASURER'S SERIES TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE PORTFOLIO LISTED BELOW. PORTIONS OF THE PORTFOLIO'S FINANCIAL STATEMENTS ARE INCORPORATED INTO THIS STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE TO THE PORTFOLIO'S MOST RECENT ANNUAL REPORT TO SHAREHOLDERS. YOU MAY OBTAIN, WITHOUT CHARGE, A COPY OF THE PROSPECTUS AND/OR ANNUAL REPORT FOR THE PORTFOLIO FROM AN AUTHORIZED DEALER OR BY WRITING TO:


                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 0843
                            HOUSTON, TEXAS 77210-0843


                          OR BY CALLING (800) 659-1005





                                   ----------


          THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 14, 2006, RELATES TO THE INSTITUTIONAL CLASS SHARES OF THE FOLLOWING PROSPECTUS:



               PORTFOLIO                   PROSPECTUS DATED
               ---------                  -----------------
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO   DECEMBER 14, 2006

                          AIM TREASURER'S SERIES TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION ABOUT THE TRUST......................................      1
   Portfolio History.....................................................      1
   Shares of Beneficial Interest.........................................      1

DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS...............      3
   Classification........................................................      3
   Investment Strategies and Risks.......................................      3
      Debt Investments...................................................      3
      Other Investments..................................................      4
      Investment Techniques..............................................      4
      Additional Securities or Investment Techniques.....................      6
   Diversification Requirements..........................................      7
   Portfolio Policies....................................................      7
   Policies and Procedures for Disclosure of Portfolio Holdings..........      9

MANAGEMENT OF THE TRUST..................................................     12
   Board of Trustees.....................................................     12
   Management Information................................................     12
      Trustee Ownership of Portfolio Shares..............................     15
   Compensation..........................................................     15
      Retirement Plan For Trustees.......................................     16
      Deferred Compensation Agreements...................................     16
   Codes of Ethics.......................................................     16
   Proxy Voting Policies.................................................     17

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................     17

INVESTMENT ADVISORY AND OTHER SERVICES...................................     17
   Investment Advisor....................................................     17
   Marketing Support and Administrative Support Payments.................     18
   Service Agreements....................................................     19
   Other Service Providers...............................................     19

BROKERAGE ALLOCATION AND OTHER PRACTICES.................................     20
   Brokerage Transactions................................................     20
   Commissions...........................................................     20
   Broker Selection......................................................     21
   Regular Brokers.......................................................     24
   Allocation of Portfolio Transactions..................................     24

PURCHASE, REDEMPTION AND PRICING OF SHARES...............................     24
   Purchase and Redemption of Shares.....................................     24
   Offering Price........................................................     25
   Redemption in Kind....................................................     25
   Backup Withholding....................................................     25

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.................................     26
   Dividends and Distributions...........................................     26
   Tax Matters...........................................................     27

DISTRIBUTION OF SECURITIES...............................................     33
   Distributor...........................................................     33

BANKING REGULATIONS......................................................     34

FINANCIAL STATEMENTS.....................................................     34

PENDING LITIGATION.......................................................     34

APPENDICES:

RATINGS OF DEBT SECURITIES...............................................    A-1

PERSONS TO WHOM AIM PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING
   BASIS.................................................................    B-1

TRUSTEES AND OFFICERS....................................................    C-1

TRUSTEES COMPENSATION TABLE..............................................    D-1

PROXY POLICIES AND PROCEDURES............................................    E-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................    F-1

MANAGEMENT FEES..........................................................    G-1

ADMINISTRATIVE SERVICES FEES.............................................    H-1

PURCHASE OF SECURITIES OF REGULAR BROKERS................................    I-1

PENDING LITIGATION.......................................................    J-1

                       GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY

          AIM Treasurer's Series Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: Premier Portfolio, Premier Tax-Exempt Portfolio, and Premier U.S. Government Money Portfolio (each a "Portfolio" and collectively, the "Portfolios"). Under the Amended and Restated Agreement and Declaration of Trust, dated September 14, 2005, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

          The Trust was organized as a Delaware statutory trust on July 29, 2003. Pursuant to an Agreement and Plan of Reorganization, INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund, the two series portfolios of AIM Treasurer's Series Funds, Inc. ("ATSF"), were redomesticated as two new series of the Trust on November 25, 2003. Prior to October 1, 2003, the name of ATSF was INVESCO Treasurer's Series Funds, Inc. ATSF was incorporated under the laws of Maryland on March 17, 1999. On May 28, 1999, ATSF assumed all of the assets and liabilities of INVESCO Treasurer's Series Trust, which was organized as a Massachusetts business trust on January 27, 1988. Pursuant to an Agreement and Plan of Reorganization, INVESCO U.S. Government Money Fund, a series portfolio of AIM Money Market Funds, Inc. ("AMMF"), was redomesticated as a new series of the Trust on November 25, 2003. Prior to October 1, 2003, the name of AMMF was INVESCO Money Market Funds, Inc. AMMF was incorporated under the laws of Maryland on April 2, 1993. On July 1, 1993, AMMF assumed all of the assets and liabilities of Financial U.S. Government Money Fund, a series of Financial Series Trust, which was organized as a Massachusetts business trust on July 15, 1987. On December 2, 2004, the single, unnamed class of shares of Premier Portfolio and Premier Tax-Exempt Portfolio was renamed the Investor Class. All historical financial and other information contained in this Statement of Additional Information for periods prior to these dates relating to the portfolio (or class thereof) is that of the predecessor portfolio (or class thereof). On October 15, 2004, INVESCO Treasurer's Money Market Reserve Fund, INVESCO Treasurer's Tax-Exempt Reserve Fund, and INVESCO U.S. Government Money Fund were renamed Premier Portfolio, Premier Tax-Exempt Portfolio, and Premier U.S. Government Money Portfolio, respectively.

SHARES OF BENEFICIAL INTEREST

          Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

          The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Portfolio. These assets constitute the underlying assets of the Portfolio, are segregated on each Portfolio's books of account, and are charged with the expenses of the Portfolio and its respective classes. The Portfolios allocate any general expenses of the Trust not readily identifiable as belonging to a particular Portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

          Each share of each Portfolio represents an equal proportionate interest in such Portfolio with each other such share and is entitled to such dividends and distributions out of the income belonging to such Portfolio as are declared by the Board. Each Portfolio offers two classes of shares, Investor Class and Institutional Class. This Statement of Additional Information relates solely to the Institutional Class shares of Premier U.S. Government Money Portfolio. The Institutional Class shares of each other Portfolio is discussed in a separate Statement of Additional Information. The Investor Class shares of the three Portfolios are discussed in a separate Statement of Additional Information.

          Each class of shares of a Portfolio represents interests in the same portfolio of investments of such Portfolio. If the Trust is ever liquidated, shareholders of each class of a Portfolio are entitled to share pro rata in the assets belonging to such Portfolio allocable to such class which are available for distribution after satisfaction of outstanding liabilities of the Portfolio allocable to such class. Each share of a Portfolio generally has identical voting, dividend, liquidation and other rights on the same terms and conditions; however, each class of shares of a Portfolio is subject to different exchange privileges and class-specific expenses.

          Shareholders of each Portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of the Portfolio. On matters affecting an individual Portfolio or class of shares, a separate vote of shareholders of such Portfolio or class is required. Shareholders of the Portfolio or class are not entitled to vote on any matter which does not affect such Portfolio or class but that requires a separate vote of another Portfolio or class. An example of a matter that would be voted on separately by shareholders of each Portfolio is the approval of the advisory agreement with any investment advisor. When issued, shares of each Portfolio are fully paid and nonassessable, have no preemptive, conversion, or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

          Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of the Portfolio for all losses and expenses of any shareholder of such Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder's incurring direct financial loss due to shareholder liability is limited to circumstances in which a complaining party is not held to be bound by the disclaimer and the applicable Portfolio is unable to meet its obligations.


          The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any action by or in the right of the Trust. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is not entitled to indemnification for such expenses.


          SHARE CERTIFICATES. Shareholders of the Portfolios do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION


          The Trust is an open-end management investment company. Premier U.S. Government Money Portfolio (the "Portfolio") is "diversified" for purposes of the 1940 Act.



INVESTMENT STRATEGIES AND RISKS



          Set forth below are detailed descriptions of the various types of securities and investment techniques that AIM may use in managing the Portfolio, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in the Portfolio's Prospectus; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectus, that security or investment technique is not a principal investment strategy.



          The Portfolio may not invest in all of these types of securities or use all of these techniques at any one time. The Portfolio's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as the federal securities laws. In addition to those described below, AIM may invest in other types of securities and may use other investment techniques in managing the Portfolio, subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectus and/or this Statement of Additional Information, as well as the federal securities laws.



          The Portfolio's investment objectives, policies, strategies and practices described below are non-fundamental unless otherwise indicated.



          RULE 2A-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The maturity of a security held by the Portfolio is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities. Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from an NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from an NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, such NRSRO.



          Debt Investments



          U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment or stripped securities until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the former Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so in which case, if the issuer were to default, the Portfolio holding securities of such issuer might not be able to recover their investment from the U.S. Government.



          LIQUID ASSETS. In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of their assets in cash.



          Descriptions of debt securities ratings are found in Appendix A.



Other Investments



          OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.



          The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.



          VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of the Portfolio. AIM will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Portfolio.



Investment Techniques



          DELAYED DELIVERY TRANSACTIONS. The Portfolio may enter into delayed delivery transactions. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date.



          Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.



          The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.



          WHEN-ISSUED SECURITIES. The Portfolio may purchase securities on a "when issued" basis. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.



          Securities purchased on a when-issued basis and the securities held in the portfolio are subject to change in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).



          Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio securities in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.



          INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and it may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, it will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.



          BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.



          REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements. Repurchase agreements are agreements under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. The Portfolio may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreement transactions are limited to a term of 365 days or less.



          If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.



          The Portfolio may invest its cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by the Portfolio under the 1940 Act.



          ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.



          Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.



Additional Securities or Investment Techniques



          SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any Portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable fund maturity structure. AIM may also dispose of any portfolio securities prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high fund turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.



          INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE PORTFOLIO/ADVISOR. The Portfolio may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g. custodian banks). The Portfolio will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.



DIVERSIFICATION REQUIREMENTS



          As money market funds, the Portfolio is subject to the issuer diversification requirements of Rule 2a-7 under the 1940 Act. For purposes of these issuer diversification requirements with respect to issuers of Municipal Securities, each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.



          Rule 2a-7 sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees.



          The issuer diversification requirement provides that the Portfolio may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal and interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the Municipal Securities secures repayment of such securities.



          The diversification requirement applicable to Municipal Securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Portfolio may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Portfolio to sell a Municipal Security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, financial guaranty (bond) insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security).


PORTFOLIO POLICIES

          FUNDAMENTAL RESTRICTIONS. The investment restrictions set forth below have been adopted by the Portfolio and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Portfolio. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Portfolio's assets will not cause a violation of the following investment restrictions as long as percentage restrictions are observed by the Portfolio at the time it purchases any security. The Portfolio shall not:

          1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

          2. except to the extent permitted by Rule 2a-7 promulgated under the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

          3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"), as amended, in connection with the disposition of the Portfolio's portfolio securities;

          4. borrow money, except that the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

          5.   issue senior securities, except as permitted under the 1940 Act;

          6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

          7. purchase or sell physical commodities; however, this policy shall not prevent the Portfolio from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

          8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

          9. The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single, open-end management investment company managed by the Advisor or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.

          The Portfolio's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. The Portfolio's investment objective is fundamental and may not be changed without shareholder approval.

          NON-FUNDAMENTAL RESTRICTIONS. In addition, the Portfolio has the following non-fundamental policies, which may be changed by the Board without shareholder approval:

          1. The Portfolio may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Portfolio from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments,
               (ii) the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, (iii) the Portfolio may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; and (iv) this policy does not prevent the Portfolio from entering into repurchase and reverse repurchase agreements.

          2. The Portfolio may borrow money only from a bank or from an open-end management investment company managed by the Advisor or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

          3. The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

          4. The Portfolio may invest in securities issued by other investment companies to the extent that such investments are consistent with the Portfolio's investment objective and policies and are permissible under the 1940 Act.

          5. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

          6. The Portfolio may not acquire any securities of registered unit investment trust in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

          7. The Portfolio normally invests at least 80% of its assets in (i) direct obligations of the U.S. Treasury, (ii) other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities are provided below.

     PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Portfolio makes available to institutions that maintain accounts with the Portfolio, beneficial owners of the Portfolio's shares and prospective investors (collectively, "Qualified Persons") information regarding or derived from the Portfolio's portfolio holdings. The Portfolio discloses the following portfolio holdings information on http://www.aiminvestments.com(1):

----------
(1) To locate the Portfolio's portfolio holdings information on http://www.aiminvestments.com, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on

                                                                  (continued...)

                                        APPROXIMATE DATE OF POSTING TO       INFORMATION REMAINS AVAILABLE
       INFORMATION AVAILABLE                        WEBSITE                            ON WEBSITE
       ---------------------            ------------------------------       -----------------------------
Weighted average maturity             Next business day                     Until posting of the following
information; thirty-day, seven-day                                          business day's information
and one-day yield information;
daily dividend factor and total net
assets

Complete portfolio holdings as of     1 day after month-end                 Until posting of the fiscal
month end and information derived                                           quarter holdings for the months
from holdings                                                               included in the fiscal quarter

Complete portfolio holdings as of     60-70 days after fiscal quarter-end   For one year
fiscal quarter-end


          Qualified Persons may obtain access to the website, as well as the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Portfolio's distributor's vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose portfolio information to such Qualified Person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com.

          SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable fund and address any perceived conflicts of interest between shareholders of such fund and AIM or its affiliates as part of granting its approval.


          The Board exercises continuing oversight of the disclosure of portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or his designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the Portfolio and AIM or its affiliates brought to the Board's attention by AIM.


          AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

          -    Attorneys and accountants;

          -    Securities lending agents;

          -    Lenders to the AIM Funds;

          -    Rating and rankings agencies;

          -    Persons assisting in the voting of proxies;

          -    AIM Funds' custodians;

----------
the Product Overview Quick Link on the lower left-hand side and select the Portfolio. Links to the Portfolio's holdings are located in the upper right side of this website page.

          - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

          - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM
               Fund);

          -    Financial printers;

          - Brokers identified by an AIM Funds' portfolio management team who provide execution and research services to the team; and

          - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

          AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Portfolio.

          The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in the Portfolio or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

          DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Portfolio, and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Portfolio.

          From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Portfolio's portfolio securities or may state that the Portfolio has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since the Portfolio's most recent month-end and therefore may not be reflected on the list of the Portfolio's most recent month-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Portfolio, shareholders in the Portfolio, persons considering investing in the Portfolio or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

          From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about the Portfolio, including, but not limited to, how the Portfolio's investments are divided among various sectors, industries, and countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, and bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Portfolio performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of the Portfolio or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Portfolio may be based on the Portfolio's most recent quarter-end portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

          DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Portfolio when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the AIM Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the AIM Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

          DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGER PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


          The business and affairs of the Trust are managed by or under the direction of the Board. The Board approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to general oversight by the Board.



          Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

          The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them is set forth in Appendix C.


          The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Market Timing Litigation Committee ("the Committees").

          The members of the Audit Committee are James T. Bunch, Lewis F. Pennock, Dr. Larry Soll, Raymond Stickel, Jr. (Chair), Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to:
(i) assist the Board in oversight of the independent registered public accountant's qualifications, independence and performance; (ii) appoint independent registered public accountants for the Portfolios; (iii) pre-approve all permissible audit and non-audit services that are provided to Portfolios by their independent registered public accountantsto the extent required by Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolios' independent registered public accountants to the Portfolios' investment adviser and certain other affiliated entities; (v) oversee the financial reporting process for the Portfolios; (vi) prepare an audit committee report for inclusion in any proxy statement issued by a Portfolio to the extent required by Regulation 14A under the Exchange Act; (vii) assist the Board's oversight of the performance of the Portfolios' internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Portfolios' financial statements; and (ix) assist the Board's oversight of the Portfolios' compliance with legal and regulatory requirements. During the fiscal year ended August 31, 2006, the Audit Committee held seven meetings.



          The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Stickel. The Compliance Committee is responsible for: (i)recommending to the Board and the independent trustees the appointment, compensation and removal of the Portfolios' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Portfolios' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG");
(iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Portfolios' Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Portfolio shareholders and of AIM's Code of Ethics;
(viii) overseeing all of the compliance policies and procedures of the Portfolios and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's Internal Compliance Controls Committee; (xi) reviewing all reports made by AIM's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman; (xiii) risk management oversight with respect to the Portfolios and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Portfolios or their service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2006, the Compliance Committee held seven meetings.



          The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair). The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Portfolios that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.



          The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2006, the Governance Committee held nine meetings.


          Notice procedures set forth in the Trust's bylaws require that any shareholder of a Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


          The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Fields, Carl Frischling, Robert
H. Graham, Pennock, Soll, Stickel and Philip A. Taylor, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Portfolios, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2006, the Investments Committee held seven meetings.


          The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Portfolios that have been assigned to a particular Sub-Committee (for each Sub-Committee, the "Designated Portfolios"), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Portfolios; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Portfolios, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Portfolios; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.


          The members of the Valuation Committee are Messrs. Bunch, Pennock (Vice Chair), Soll, Taylor and Miss Quigley (Chair). The Valuation Committee is responsible for: (i) developing a sufficient knowledge of the valuation process and of AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities; (ii) periodically reviewing information provided by AIM or other advisers regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review; (iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM's internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Portfolios and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive accounting responsibility, and the reasons for such differences; and (vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended August 31, 2006, the Valuation Committee held six meetings.



          The members of the Special Market Timing Litigation Committee are Messrs. Bayley, Bunch (Chair), Crockett and Dowden (Vice Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and
(b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2006, the Special Market Timing Litigation Committee held one meeting.


Trustee Ownership of Portfolio Shares

          The dollar range of equity securities beneficially owned by each trustee (i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies within the AIM Funds complex, is set forth in Appendix C.

COMPENSATION

          Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.


          Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2005 set forth in Appendix D.

Retirement Plan For Trustees


          The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM.



          The trustees have also adopted a retirement policy that permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee becomes 72 years old. A majority of the trustees may extend from time to time the retirement date of a trustee.



          Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor portfolio) for a Covered Fund. Effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the trustee's annual retainer paid to or accrued by any Covered Fund with respect to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such trustee's credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee's designated beneficiary for the same length of time that the trustee would have received the payments, based on his or her service. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit A trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72, subject to a reduction for early payment.


Deferred Compensation Agreements


          Messrs. Crockett, Edward K. Dunn (a former trustee), Fields, Frischling and Louis S. Sklar (a former trustee) and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustee. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


CODES OF ETHICS


          AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics which applies to all AIM Fund trustees and officers and employees of AIM and its subsidiaries and governs among other things, personal trading activities of such persons. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds--Registered Trademark--. Personal trading, including personal trading involving securities that may be purchased or held by a Portfolio within The AIM Family of Funds --Registered Trademark--, is permitted under the Code subject to certain restrictions; however employees are required to pre-clear all security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.

PROXY VOTING POLICIES

          The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are set forth in Appendix E.

          Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board is supplied with a summary quarterly report of the Portfolio's proxy voting record.


          Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 months ended June 30, 2006 is available at our website, http://www.aiminvestments.com. This information is also available at the SEC website, http://www.sec.gov.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          Information about the ownership of each class of the Portfolio's shares by beneficial or record owners of the Portfolio and by trustees and officers as a group is set forth in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of the Portfolio is presumed to "control" the Portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

          AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly-owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly-owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

          On November 25, 2003, the series portfolios of AIM Treasurer's Series Funds, Inc., a Maryland corporation (the "Company"), were redomesticated into series portfolios of the Trust. Prior to November 25, 2003, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for each series portfolio of the Company.

          As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Portfolios. The investment advisory services of AIM are not exclusive and AIM is free to render investment advisory services to others, including other investment companies.

          The Advisory Agreement provides that the advisor will pay or cause to be paid all expenses of the Portfolio including, without limitation, unless the Board specifically approves payment of such expenses by the Portfolio: fees, charges and expenses related to accounting, custody, depository, dividend disbursing agency, dividend reinvestment agency, transfer agency, registrar, independent pricing and legal services performed for the Portfolio; taxes, including franchise, income, issue, transfer, business license, and other corporate fees payable by the Trust or the Portfolio to federal, state, county, city or other governmental agents; fees for maintaining the registration and qualification of the Portfolio or its shares under federal and state law including the preparation and printing of prospectuses and statements of additional information; compensation and expenses of the trustees of the Trust; costs of printing and distributing reports, notices of shareholders' meetings, proxy statements, dividend notices, prospectuses, statements of additional information and other communications to the Portfolio's shareholders, including expenses relating to Board and shareholder meetings; all costs, fees and other expenses arising in connection with the organization and filing of the Trust's Certificate of Trust including its initial registration and qualification under the 1940 Act and under the 1933 Act, the determination of the tax status of the Portfolio, the initial registration and qualification of the Portfolio's securities under federal and state securities laws and the approval of the Trust's operations by any other federal or state authority; expenses of repurchasing and redeeming shares of the Portfolio; insurance premiums; expenses, including fees and disbursements of the Trust's counsel, in connection with litigation by or against the Trust or the Portfolio; and premiums for the fidelity bond maintained by the Portfolio pursuant to the 1940 Act (except those premiums that may be allocated to AIM as an insured).

          The Portfolio pays the following costs and expenses under the Advisory Agreement (except to the extent required by law to be paid by AIM): (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Trust or the Portfolios in connection with securities transactions to the Trust or the Portfolios are a party or in connection with securities owned by the Trust or the Portfolios; (iii) interest on indebtedness, if any incurred by the Trust or the Portfolios, and (iv) other expenditures, including costs incurred in connection with the purchase or sale of securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

          Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

             PORTFOLIO NAME               NET ASSETS   ANNUAL RATE
             --------------               ----------   -----------
Premier U.S. Government Money Portfolio   All Assets      0.25%

          AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.


          Effective June 30, 2005, AIM has contractually agreed to waive, on an annual basis, management fees equal to 0.08% of The Portfolio's average daily net assets to limit the Portfolio's annual management fee to 0.17% of average daily net assets. The expense limitation is in effect through June 30, 2007.



          The management fees payable by the Portfolio, the amounts waived by AIM or INVESCO and the net fee paid by the Portfolio for the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004are set forth in Appendix G.


MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS

AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.

          Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.

          Financial intermediaries negotiate the support payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Neither AIM, FMC nor any of their affiliates makes an independent assessment of the cost of providing such services.

SERVICE AGREEMENTS

          ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that AIM will not charge the Portfolio any fees for such services. Prior to February 25, 2005, AIM charged the Premier U.S. Government Money Portfolio fees under the Administrative Services Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose.


          Prior to August 12, 2003, INVESCO served as the administrator for each series portfolio of the Company. Administrative services fees paid to AIM or INVESCO by the Portfolio for the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004 are set forth in Appendix G.


OTHER SERVICE PROVIDERS


          TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly-owned subsidiary of AIM, is the Trust's transfer agent. The Transfer Agent and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Portfolio. The TA Agreement provides that AIM will not charge the Portfolio any fees for such services. Prior to February 25, 2005, AIS charged the Premier U.S. Government Money Portfolio fees under the TA Agreement.



          CUSTODIAN. The Bank of New York ("Custodian"), 2 Hanson Place, Brooklyn, New York - 11217-1431, is custodian of all securities and cash of the Portfolio. JPMorgan Chase Bank, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Portfolio.


          Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Portfolio's independent registered public accounting firm is responsible for auditing the financial statements of the Portfolio. The Audit Committee Board has appointed [__________________________], as the independent registered public accounting firm to audit the financial statements of the Portfolio. Such appointment was ratified and approved by the Board.


          COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

          AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, each a "Broker", effects the Portfolio's investment portfolio transactions, and where applicable, negotiates spreads on transactions. Purchases and sales of portfolio securities by the Portfolio are usually principal transactions. AIM's primary consideration in effecting a security transaction is to obtain the best execution which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker.

          Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Portfolio) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

          Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

          The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity; however, AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if AIM believes such disposition and reinvestment of proceeds will enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if AIM believes such disposition is advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintains an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but because brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in short-term obligations will result in high fund turnover.

COMMISSIONS


          There are no brokerage commissions paid by the Portfolio during the fiscal years ended [August 31, 2006], August 31, 2005 and August 31, 2004to Brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

          The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the portfolio follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION

          AIM's primary consideration in selecting Brokers to execute portfolio transactions for a Portfolio is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Portfolio, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Portfolio is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Portfolio. AIM will not select Brokers based upon their promotion or sale of Portfolio shares.

          In choosing Brokers to execute portfolio transactions for the Portfolios, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Portfolios and/or the other accounts over which AIM and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, the Portfolio may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of soft dollar products to AIM.

          AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers. Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Portfolio effects securities transactions in connection with managing such Portfolio.

          AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:

     1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or A I M Capital, Inc. ("AIM Capital"), a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.

     2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

          This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by AIM or AIM Capital.

     3. Some of the common investment models used to manage various funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the Portfolio and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the Portfolio and/or other accounts managed by AIM and/or AIM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM Capital and APAM; however, APAM does not provide any soft dollar research benefit to the Portfolio and/or other accounts managed by AIM or AIM Capital.

          AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.

          Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products:

          - proprietary research created by the Broker executing the trade, and

          - other products created by third parties that are supplied to AIM through the Broker executing the trade.

          Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.

          AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which AIM has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

          Soft Dollar Products received from Brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:

     - Database Services - comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

     - Quotation/Trading/News Systems - products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

     - Economic Data/Forecasting Tools - various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

     - Quantitative/Technical Analysis - software tools that assist in quantitative and technical analysis of investment data.

     - Fundamental/Industry Analysis - industry specific fundamental investment research.

     - Fixed Income Security Analysis - data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

     - Other Specialized Tools - other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

          If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

          Outside research assistance is useful to AIM since the Brokers used by AIM tend to follow a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, such services provide AIM with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent on the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

          In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research, the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. To the extent the Portfolio's transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Portfolio might exceed those that might otherwise have been paid.

          AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Portfolio to their clients, or that act as agent in the purchase of a Portfolio's shares for their clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

REGULAR BROKERS


          Information concerning the Portfolio's acquisition of securities of its regular Brokers during the last fiscal year ended August 31, 2006 is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

          AIM and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another portfolio or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more other accounts, and is considered at or about the same time, AIM will allocate transactions in such securities among the Portfolio and these accounts on a pro rata basis based on order size or in such manner believed by AIM to be fair and equitable. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

          Before the initial purchase of shares, an investor must submit a completed account application, either directly or through its financial intermediary, to AIM Investment Services, Inc. ("AIS") at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

          Purchase and redemption orders must be received in good order. To be in good order, the investor, either directly or through his financial intermediary, must give AIS all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

          An investor or financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

          Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AIS in writing. AIS may request additional documentation.

          AIS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts in the Portfolio to satisfy the minimum investment requirement.

          Additional information regarding purchases and redemptions is located in the Institutional Class prospectus, under the heading "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

          The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

          The Board has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. The Portfolio intends to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Portfolio's procedures which are designed to stabilize the Portfolio's price per share at $1.00.

          Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold.

REDEMPTION IN KIND

          The Portfolio does not intend to redeem shares representing an interest in the Portfolio in kind (i.e. by distributing its portfolio securities).

BACKUP WITHHOLDING


          Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a correctly completed and currently effective Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.



          Each AIM Fund and other payers, generally must withhold 28% of reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding. Under current IRS guidance, each AIM Fund and other payer must generally withhold 28% on exempt-interest dividends paid March 31, 2007, in the case of any shareholder who fails to provide the Portfolio with such information.

          An investor is subject to backup withholding if:

          1.   the investor fails to furnish a correct TIN to the Portfolio;

          2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN;

          3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

          4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

          5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

          Interest and dividend payments are subject to backup withholding in all five situations discussed above. Long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

          Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

          Investors should contact the IRS if they have any questions concerning withholding.

          IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

          NON-RESIDENT ALIENS -- Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


          It is the present policy of the Portfolio to declare daily and pay monthly net investment income dividends and declare and pay annually any capital gain distributions. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. All dividends and distributions will be automatically reinvested in additional shares of the same class of the Portfolio unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund. Capital gain distributions will be reinvested at the net asset value per share determined on the ex-distribution date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.


          Dividends are declared to shareholders of record immediately prior to the final determination of the net asset value of the Portfolio. For the Portfolio, dividends begin accruing on the first business day after a purchase order for shares of the Portfolio is effective (settle date), and accrue through the day on which a redemption order is effective (settle date). Thus, if a purchase order is effective on Friday, dividends will begin accruing on Friday.

          Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net income per share of a class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

          The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

          QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

          In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities), and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, the Portfolio may be required to sell portfolio holdings in order to meet this requirement.

          In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, securities of certain publicly traded partnerships, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies); of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or collectively, in the securities of certain publicly traded partnerships.

          For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such futures contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.


          Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Portfolio may not rely on informal rulings of the IRS, the Portfolio may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.


          Under an IRS revenue procedure, the Portfolio may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification Test where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.


          If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally would be eligible for the dividends received deduction in the case of corporate shareholders and would be included in the qualified dividend income of noncorporate shareholders.

          DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, the Portfolio may make an election to treat such gain or loss as capital.

          Certain hedging transactions that may be engaged in by of the Portfolio (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if the Portfolio holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, the Portfolio will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

          Some of the forward foreign currency exchange contracts, options and futures contracts that the Portfolio may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that the Portfolio holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Portfolio.

          Other hedging transactions in which the Portfolio may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Portfolio of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolio (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of the Portfolio may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Portfolio and may be increased or decreased as compared to the Portfolio that did not engage in such transactions.

          EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

          For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

          The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, the Portfolio may elect to pay a minimal amount of excise tax.

          PORTFOLIO DISTRIBUTIONS. The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.


          The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) or as gain taxable at 25% regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.



          Subject to applicable Code limitations, the Portfolio will be allowed to take into account a net capital loss (excess of losses over gains from the sale of capital assets) from a prior taxable year as a short-term capital loss for the current taxable year in determining its investment company taxable income and net capital gain.



          Ordinary income dividends paid by the Portfolio with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends, if any, received by the Portfolio from domestic corporations for the taxable year.


          Ordinary income dividends paid by the Portfolio to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax as a maximum rate of 15% to the extent of the amount of qualifying dividends, if any, received by the Portfolio from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. If the qualifying dividend income received by the Portfolio is equal to 95% (or a greater percentage) of the Portfolio's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Portfolio will be qualifying dividend income.


          Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by the Portfolio to a noncorporate shareholder may not exceed a maximum rate of 15%. The AMT applicable to corporations may reduce the value of the dividends received deduction. However, certain small corporations are wholly exempt from the AMT.

          Distributions by the Portfolio that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of its shares.

          Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received.

          Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Portfolio, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Portfolio just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.


          AIS may provide Portfolio shareholders with information concerning the average cost basis of their shares in order to help them calculate their gain or loss from a sale or redemption. This information is supplied as a convenience to shareholders and will not be reported to the IRS. Although the IRS permits the use of several methods to determine the cost basis of mutual fund shares, the cost basis information provided by AIS will be calculated using only the single-category average cost method. Neither AIS nor the Portfolio recommends any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. Even if you have reported gains or losses for a Portfolio in past years using another method of basis determination, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods.


          SALE OR REDEMPTION OF SHARES. A shareholder will determine gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Because shares of the Portfolio are offered and redeemed at a constant net asset value per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares. All or a portion of any loss that is recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


          BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of taxable distributions and/or redemption payments. Current IRS guidance indicates that the Portfolio may also be required to withhold 28% of exempt-interest dividends paid after March 31, 2007. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

          FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the redemption of shares of the Portfolio, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.



          As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that a portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008, and foreign shareholders may obtain refunds of tax withheld from amount so designated by filing a United States tax return. The aggregate amount that may be designated as short-term capital gain dividends for the Portfolio's taxable year is equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss (determined without regard to any net capital loss or net short-term capital loss attributable to transactions after October 31 of such taxable year and by treating any such post-October 31 net capital loss or net short-term capital loss as arising on the 1st day of the next Portfolio taxable year). The aggregate amount designated as interest-related dividends for the Portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of the Portfolio's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest (including market discount and original issue discount) on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.


          If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends, and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

          In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

          Foreign shareholders may be subject to U.S. withholding tax on a rate of 30% on the income resulting from the Foreign Tax Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

          Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.


          Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          Estates of non-resident alien shareholders dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of the Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the non-resident alien shareholder's death (or such other time as the IRS may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of the Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.


          FOREIGN INCOME TAX. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld will generally be treated as an expense of the Portfolio. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known.



          EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on October 12, 2006. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


          Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

          The Trust has entered into an underwriting agreement relating to the Portfolio (the "Underwriting Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the Institutional Class shares of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

          The Underwriting Agreement provides FMC with the right to distribute the Institutional Class shares of the Portfolio on a continuous basis directly and through other broker dealers. FMC has not undertaken to sell any specified number of Institutional Class shares the Portfolio.

          The Trust (on behalf of the Portfolio) or FMC may terminate the Underwriting Agreement on 60 days' written notice without penalty. The Underwriting Agreement will terminate automatically in the event of its assignment.

          FMC may from time to time at its expense pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                               BANKING REGULATIONS

          On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

          Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.


                              FINANCIAL STATEMENTS



          The Portfolio's Financial Statements for the period ended August 31, 2006, including the Financial Highlights are the report of the independent registered public accounting firm pertaining thereto, are incorporated by reference into this Statement of Additional Information ("SAI") from the Portfolio's Annual Report to shareholders contained in the Trust's Form N-CSR filed on [__, 2006].



          The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.



                               PENDING LITIGATION



          Regulatory Action Alleging Market Timing



          On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), and failed to disclose these arrangements in the prospectuses for such funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.



          Private Civil Actions Alleging Market Timing



          Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM

Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits (excluding those lawsuits that have been recently transferred as mentioned herein) that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix J-1.



          All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix J-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix J-1.



          Private Civil Actions Alleging Improper Use of Fair Value Pricing



          Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix J-2.



          Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



          Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix J-3.



          Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



          Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix J-4.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

          The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

          Moody's corporate ratings areas follows:

          AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

          A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

          Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

          Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

          Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

          Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

          Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

          The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

          S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

          S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

          Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis.

These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

          Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

          Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

          Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

          Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

          The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

          Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

          Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B


                          PERSONS TO WHOM AIM PROVIDES


                NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS


                              (AS OF JULY 24, 2006)



                  SERVICE PROVIDER                                    DISCLOSURE CATEGORY
                  ----------------                                    -------------------
ABN AMRO Financial Services, Inc.                       Broker (for certain AIM funds)
A.G. Edwards & Sons, Inc.                               Broker (for certain AIM funds)
AIM Investment Services, Inc.                           Transfer Agent
Anglemyer & Co.                                         Analyst (for certain AIM funds)
Ballard Spahr Andrews & Ingersoll, LLP                  Legal Counsel
BB&T Capital Markets                                    Broker (for certain AIM funds)
Bear, Stearns & Co. Inc.                                Broker (for certain AIM funds)
Belle Haven Investments L.P.                            Broker (for certain AIM funds)
Bloomberg                                               System Provider (for certain AIM funds)
BOSC, Inc.                                              Broker (for certain AIM funds)
BOWNE & Co.                                             Financial Printer
Brown Brothers Harriman & Co.                           Securities Lender (for certain AIM funds)
Cabrera Capital Markets                                 Broker (for certain AIM funds)
CENVEO                                                  Financial Printer
Citigroup Global Markets                                Broker (for certain AIM funds)
Classic Printers Inc.                                   Financial Printer
Coastal Securities, LP                                  Broker (for certain AIM funds)
Color Dynamics                                          Financial Printer
D.A. Davidson (formerly  Kirkpatrick,  Pettis, Smith,
Pollian, Inc.)                                          Broker (for certain AIM funds)
Duncan-Williams, Inc.                                   Broker (for certain AIM funds)
Earth Color Houston                                     Financial Printer
EMCO Press                                              Financial Printer
Empirical Research Partners                             Analyst (for certain AIM funds)
Fidelity Investments                                    Broker (for certain AIM funds)
First Albany Capital                                    Broker (for certain AIM funds)
First Tryon Securities                                  Broker (for certain AIM funds)
F T Interactive Data Corporation                        Pricing Vendor
GainsKeeper                                             Software Provider (for certain AIM funds)
GCom2 Solutions                                         Software Provider (for certain AIM funds)
George K. Baum & Company                                Broker (for certain AIM funds)
Global Trend Alert                                      Analyst (for certain AIM funds)
Grover Printing                                         Financial Printer
Gulfstream Graphics Corp.                               Financial Printer
Hattier, Sanford & Reynoir                              Broker (for certain AIM funds)
Howe Barnes Investments, Inc.                           Broker (for certain AIM funds)
Hutchinson, Shockey, Erley & Co.                        Broker (for certain AIM funds)
iMoneyNet                                               Rating & Ranking Agency (for certain AIM funds)
Initram Data, Inc.                                      Pricing Vendor
Institutional Shareholder Services, Inc.                Proxy Voting Service (for certain AIM funds)
J.P. Morgan Securities, Inc.                            Analyst (for certain AIM funds)
JPMorgan Securities Inc.\Citigroup Global Markets
Inc.\JPMorgan Chase Bank, N.A.                          Lender (for certain AIM funds)
John Hancock Investment Management Services, LLC        Sub-advisor (for certain sub-advised accounts)

                  SERVICE PROVIDER                                    DISCLOSURE CATEGORY
                  ----------------                                    -------------------
Jorden Burt LLP                                         Special Insurance Counsel
Kevin Dann & Partners                                   Analyst (for certain AIM funds)
Kramer, Levin Naftalis & Frankel LLP                    Legal Counsel
Legg Mason Wood Walker                                  Broker (for certain AIM funds)
Lehman Brothers, Inc.                                   Broker (for certain AIM funds)
Lipper, Inc.                                            Rating & Ranking Agency (for certain AIM funds)
Loan Pricing Corporation                                Pricing Service (for certain AIM funds)
Loop Capital Markets                                    Broker (for certain AIM funds)
McDonald Investments Inc.                               Broker (for certain AIM funds)
Mesirow Financial, Inc.                                 Broker (for certain AIM funds)
Moody's Investors Service                               Rating & Ranking Agency (for certain AIM funds)
Moore Wallace North America                             Financial Printer
Morgan Keegan & Company, Inc.                           Broker (for certain AIM funds)
Morrison Foerster LLP                                   Legal Counsel
MS Securities Services, Inc. and
Morgan Stanley & Co. Incorporated                       Securities Lender (for certain AIM funds)
Muzea Insider Consulting Services, LLC                  Analyst (for certain AIM funds)
Noah Financial, LLC                                     Analyst (for certain AIM funds)
Page International                                      Financial Printer
PricewaterhouseCoopers LLP                              Independent Registered Public Accounting Firm
                                                        (for certain AIM funds)
Printing Arts of Houston                                Financial Printer
Protective Securities                                   Broker (for certain AIM funds)
Ramirez & Co., Inc.                                     Broker (for certain AIM funds)
Raymond James & Associates, Inc.                        Broker (for certain AIM funds)
RBC Capital Markets Corporation                         Analyst (for certain AIM funds)
RBC Dain Rauscher Incorporated                          Broker (for certain AIM funds)
Reuters America Inc.                                    Pricing Service (for certain AIM funds)
Robert W. Baird & Co. Incorporated                      Broker (for certain AIM funds)
RR Donnelley Financial                                  Financial Printer
Ryan Beck & Co.                                         Broker (for certain AIM funds)
Salomon Smith Barney                                    Broker (for certain AIM funds)
SBK Brooks Investment Corp.                             Broker (for certain AIM funds)
Seattle Northwest Securities Corporation                Broker (for certain AIM funds)
Siebert Brandford Shank & Co., L.L.C.                   Broker (for certain AIM funds)
Signature Press                                         Financial Printer
Simon Printing Company                                  Financial Printer
Southwest Precision Printers, Inc.                      Financial Printer
Standard and Poor's                                     Rating and Ranking Agency (for certain AIM funds)
Standard and Poor's/Standard
and Poor's Securities Evaluations, Inc.                 Pricing Service (for certain AIM funds)
                                                        Custodian (for certain AIM funds);
                                                        Lender (for certain AIM Funds);
State Street Bank and Trust Company                     Securities Lender (for certain AIM funds)
Sterne, Agee & Leach, Inc.                              Broker (for certain AIM funds)
Stifel, Nicholaus & Company, Incorporated               Broker (for certain AIM funds)
The Bank of New York                                    Custodian (for certain AIM funds)
The MacGregor Group, Inc.                               Software Provider
Thomson Information Services Incorporated               Software Provider
UBS Financial Services, Inc.                            Broker (for certain AIM funds)
VCI Group Inc.                                          Financial Printer

                  SERVICE PROVIDER                                    DISCLOSURE CATEGORY
                  ----------------                                    -------------------
Wachovia National Bank, N.A.                            Broker (for certain AIM funds)
Western Lithograph                                      Financial Printer
Wiley Bros. Aintree Capital L.L.C.                      Broker (for certain AIM funds)
XSP, LLC\Solutions Plus, Inc.                           Software Provider

                                   APPENDIX C



                              TRUSTEES AND OFFICERS



                             As of November 30, 2006



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 109 portfolios in the AIM Funds. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



                                 TRUSTEE
                                 AND/OR                                                              OTHER
    NAME, YEAR OF BIRTH AND      OFFICER                                                        TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     HELD BY TRUSTEE
-------------------------------  -------  ----------------------------------------------------  ---------------
INTERESTED PERSONS

Robert H. Graham(1)--  1946        2003   Director and Chairman, A I M Management Group         None
Trustee and Vice Chair                    Inc. (financial services holding company);
                                          Director and Vice Chairman, AMVESCAP PLC;
                                          Chairman, AMVESCAP PLC - AIM Division (parent of
                                          AIM and a global investment management firm); and
                                          Trustee, and Vice Chair, The AIM Family of Funds
                                          --Registered Trademark--

                                          Formerly: President and Chief Executive Officer,
                                          A I M Management Group Inc.; Director, Chairman and
                                          President, A I M Advisors, Inc. (registered
                                          investment advisor); Director and Chairman, A I M
                                          Capital Management, Inc. (registered investment
                                          advisor), A I M Distributors, Inc. (registered
                                          broker dealer), AIM Investment Services, Inc.,
                                          (registered transfer agent), and Fund Management
                                          Company (registered broker dealer); and Chief
                                          Executive Officer, AMVESCAP PLC - Managed Products
                                          and President and Principal Executive Officer, The
                                          AIM Family of Funds--Registered Trademark--




----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

                                 TRUSTEE
                                 AND/OR                                                              OTHER
    NAME, YEAR OF BIRTH AND      OFFICER                                                        TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     HELD BY TRUSTEE
-------------------------------  -------  ----------------------------------------------------  ---------------
Philip A. Taylor(2) --1954         2006   Director, Chief Executive Officer and President,
Trustee and Executive Vice                A I M Management Group Inc., AIM Mutual Fund
President                                 Dealer Inc., AIM Funds Management Inc. (registered
                                          investment advisor) and 1371 Preferred Inc.,
                                          Director and President, A I M Advisors, Inc.,
                                          INVESCO Funds Group, Inc. (registered investment
                                          advisor and registered transfer agent) and AIM GP
                                          Canada Inc.; Director, A I M Capital Management,
                                          Inc. and A I M Distributors, Inc.; Director and
                                          Chairman, AIM Investment Services, Inc., Fund
                                          Management Company and INVESCO Distributors,
                                          Inc.(registered broker dealer); Director, President
                                          and Chairman, AVZ Callco Inc., AMVESCAP Inc. and AIM
                                          Canada Holdings Inc.; Director and Chief Executive
                                          Officer, AIM Trimark Global Fund Inc. and AIM
                                          Trimark Canada Fund Inc.; Trustee, President and
                                          Principal Executive Officer, The AIM Family of
                                          Funds--Registered Trademark-- (other than AIM
                                          Treasurer's Series Trust, Short-Term Investments
                                          Trust and Tax-Free Investments Trust); and Trustee
                                          and Executive Vice President, The AIM Family of
                                          Funds--Registered Trademark-- (AIM Treasurer's
                                          Series Trust, Short- and Tax-Free Investments Trust
                                          only)

                                          Formerly:  President and Principal Executive
                                          Officer, The AIM Family of Funds--Registered
                                          Trademark-- (AIM Treasurer's Series Trust,
                                          Short-Term Investments Trust and Tax-Free
                                          Investments Trust only); Chairman, AIM Canada
                                          Holdings, Inc.; Executive Vice President and Chief
                                          Operations Officer, AIM Funds Management Inc.;
                                          President, AIM Trimark Global Fund Inc. and AIM
                                          Trimark Canada Fund Inc.; and Director, Trimark
                                          Trust

INDEPENDENT TRUSTEES

Bruce L. Crockett -- 1944          2003   Chairman, Crockett Technology Associates              ACE Limited
Trustee and Chair                         (technology consulting company)                       (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)



----------
(2) Mr. Taylor was appointed as President and Principal Executive Officer of the Trust on August 1, 2006 and was appointed as Trustee of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                 TRUSTEE
                                 AND/OR                                                              OTHER
    NAME, YEAR OF BIRTH AND      OFFICER                                                        TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     HELD BY TRUSTEE
-------------------------------  -------  ----------------------------------------------------  ---------------
Bob R. Baker - 1936                1983   Retired                                               None
Trustee

Frank S. Bayley -- 1939            2003   Retired                                               Badgley Funds, Inc.
Trustee                                   Formerly: Partner, law firm of Baker & McKenzie       (registered
                                                                                                investment company)
                                                                                                (2 portfolios))

James T. Bunch - 1942             2000    Founder, Green, Manning & Bunch Ltd., (investment     None
Trustee                                   banking firm); and Director, Policy Studies, Inc.
                                          and Van Gilder Insurance Corporation

Albert R. Dowden -- 1941           2003   Director of a number of public and private            None
Trustee                                   business corporations, including the Boss Group,
                                          Ltd. (private investment and management) ;
                                          Cortland Trust, Inc. (Chairman) (registered
                                          investment company (3 portfolios)); Annuity and
                                          Life Re (Holdings), Ltd. (insurance company);
                                          CompuDyne Corporation (provider of products and
                                          services to the public security market) and
                                          Homeowners Of America Holding Corporation
                                          Formerly: Director, President and Chief Executive
                                          Officer, Volvo Group North America, Inc.; Senior
                                          Vice President, AB Volvo; and director of various
                                          affiliated Volvo companies

Jack M. Fields -- 1952             2003   Chief Executive Officer, Twenty First Century         Administaff; and
Trustee                                   Group, Inc. (government affairs company); and         Discovery Global
                                          Owner, Dos Angelos Ranch, L.P.                        Education Fund
                                                                                                (non-profit)
                                          Formerly: Chief Executive Officer, Texana Timber
                                          LP (sustainable forestry company)

Carl Frischling -- 1937            2003   Partner, law firm of Kramer Levin Naftalis and        Cortland Trust,
Trustee                                   Frankel LLP                                           Inc. (registered
                                                                                                investment company
                                                                                                (3 portfolios))

Prema Mathai-Davis --  1950        2003   Formerly: Chief Executive Officer, YWCA of the USA    None
Trustee

Lewis F. Pennock -- 1942           2003   Partner, law firm of Pennock & Cooper                 None
Trustee

Ruth H. Quigley -- 1935            2003   Retired                                               None
Trustee

                                 TRUSTEE
                                 AND/OR                                                              OTHER
    NAME, YEAR OF BIRTH AND      OFFICER                                                        TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     HELD BY TRUSTEE
-------------------------------  -------  ----------------------------------------------------  ---------------
Larry Soll - 1942                  1997   Retired                                               None
Trustee

Raymond Stickel, Jr. - 1944        2005   Retired                                               Director, Mainstay
Trustee                                                                                         VP Series Fund,
                                          Formerly: Partner, Deloitte & Touche                  Inc. (21 portfolios)
OTHER OFFICERS

Russell C. Burk - 1958             2005   Senior Vice President and Senior Officer, The AIM     N/A
Senior Vice President  and                Family of Funds--Registered Trademark--
Senior Officer
                                          Formerly: Director of Compliance and Assistant
                                          General Counsel, ICON Advisers, Inc.; Financial
                                          Consultant, Merrill Lynch; General Counsel and
                                          Director of Compliance, ALPS Mutual Funds, Inc.

John M. Zerr - 1962                2006   Director, Senior Vice President, Secretary and        N/A
Senior Vice President, Chief              General Counsel, A I M Management Group Inc. and
Legal Officer and Secretary               A I M Advisors, Inc.; Director, Vice President and
                                          Secretary,  INVESCO Distributors, Inc.; Vice
                                          President and Secretary, A I M Capital Management,
                                          Inc., AIM Investment Services, Inc., and Fund
                                          Management Company; Senior Vice President and
                                          Secretary, A I M Distributors, Inc.; Director,
                                          INVESCO Funds Group, Inc.; and Senior Vice
                                          President, Chief Legal Officer and Secretary, The
                                          AIM Family of Funds--Registered Trademark--

                                          Formerly: Chief Operating Officer, Senior Vice
                                          President, General Counsel and Secretary, Liberty
                                          Ridge Capital, Inc. (an investment adviser); Vice
                                          President and Secretary, PBHG Funds (an investment
                                          company); Vice President and Secretary, PBHG
                                          Insurance Series Fund (an investment company);
                                          General Counsel and Secretary, Pilgrim Baxter
                                          Value Investors (an investment adviser); Chief
                                          Operating Officer, General Counsel and Secretary,
                                          Old Mutual Investment Partners (a broker-dealer);
                                          General Counsel and Secretary, Old Mutual Fund
                                          Services (an administrator); General Counsel and
                                          Secretary, Old Mutual Shareholder Services (a
                                          shareholder servicing center); Executive Vice
                                          President, General Counsel and Secretary, Old
                                          Mutual Capital, Inc. (an investment adviser); and
                                          Vice President and Secretary, Old Mutual Advisors
                                          Funds (an investment company)

                                 TRUSTEE
                                 AND/OR                                                              OTHER
    NAME, YEAR OF BIRTH AND      OFFICER                                                        TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     HELD BY TRUSTEE
-------------------------------  -------  ----------------------------------------------------  ---------------
Lisa O. Brinkley -- 1959           2004   Global Compliance Director,  AMVESCAP PLC; and Vice   N/A
Vice President                            President, The AIM Family of Funds--Registered
                                          Trademark--

                                          Formerly: Senior Vice President, A I M Management
                                          Group Inc.; Senior Vice President and Chief
                                          Compliance Officer, A I M Advisors, Inc.; Vice
                                          President and Chief Compliance Officer, A I M
                                          Capital Management, Inc.;  Vice President,. and A I
                                          M Distributors, Inc., Vice President,  AIM
                                          Investment Services, Inc. and Fund Management
                                          Company; Senior Vice President and Chief Compliance
                                          Officer of The AIM Family of Funds--Registered
                                          Trademark--; and Senior Vice President and
                                          Compliance Director, Delaware Investments Family of
                                          Funds

Kevin M. Carome - 1956 Vice        2003   Senior Vice President and General Counsel,            N/A
President                                 AMVESCAP PLC; Director, I NVESCO Funds Group, Inc.
                                          and Vice President, The AIM Family of
                                          Funds--Registered Trademark--

                                          Formerly:  Director, Senior Vice President,
                                          Secretary and General Counsel, A I M Management
                                          Group Inc. and A I M Advisors, Inc.; Senior Vice
                                          President, A I M Distributors, Inc.;  Vice
                                          President, Director, Vice President and General
                                          Counsel, Fund Management Company; Vice President, A
                                          I M Capital Management, Inc. and  AIM Investment
                                          Services, Inc.; and Senior Vice President, Chief
                                          Legal Officer and Secretary of The AIM Family of
                                          Funds--Registered Trademark--; Director and Vice
                                          President, INVESCO Distributors, Inc.; Chief
                                          Executive Officer and President, INVESCO Funds
                                          Group; Senior Vice President and General Counsel,
                                          Liberty Financial Companies, Inc.; and Senior Vice
                                          President and General Counsel, Liberty Funds Group,
                                          LLC

Sidney M. Dilgren -- 1961          2004   Vice President and Fund Treasurer, A I M Advisors,    N/A
Vice President, Treasurer and             Inc.; and Vice President, Treasurer and Principal
Principal Financial Officer               Financial Officer, The AIM Family of
                                          Funds--Registered Trademark--

                                          Formerly: Senior Vice President, AIM Investment
                                          Services, Inc. and Vice President, A I M
                                          Distributors, Inc.

                                 TRUSTEE
                                 AND/OR                                                              OTHER
    NAME, YEAR OF BIRTH AND      OFFICER                                                        TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST   SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     HELD BY TRUSTEE
-------------------------------  -------  ----------------------------------------------------  ---------------
J. Philip Ferguson - 1945          2005   Executive Vice President, A I M Management Group      N/A
Vice President                            Inc.; Senior Vice President and Chief Investment
                                          Officer, A I M Advisors, Inc.; Director, Chairman,
                                          Chief Executive Officer, President and Chief
                                          Investment Officer, A I M Capital Management, Inc.;
                                          and Vice President, The AIM Family of
                                          Funds--Registered Trademark--

                                          Formerly: Senior Vice President, AIM Private
                                          Asset Management, Inc.; and Chief Equity Officer,
                                          Senior Vice President and Senior Investment
                                          Officer, A I M Capital Management, Inc.

Karen Dunn Kelley -- 1960          2003   Director of Cash Management, Managing Director and     N/A
President and Principal                   Chief Cash Management Officer, A I M Capital
Executive Officer                         Management, Inc.; Director and President, Fund
                                          Management Company; Vice President, A I M Advisors,
                                          Inc.; President and Principal Executive Officer, The
                                          AIM Family of Funds--Registered Trademark-- (AIM
                                          Treasurer's Series Trust, Short-Term Investments
                                          Trust and Tax-Free Investments Trust only) and Vice
                                          President, The AIM Family of Funds--Registered
                                          Trademark-- (other than AIM Treasurer's Series
                                          Trust, Short-Term Investments Trust and Tax-Free
                                          Investments Trust)

                                          Formerly: Vice President, The AIM Family of
                                          Funds--Registered Trademark-- (AIM Treasurer's
                                          Series Trust, Short-Term Investments Trust and
                                          Tax-Free Investments Trust only)

Todd L. Spillane - 1958            2006   Senior Vice President, A I M Management Group         N/A
Chief Compliance Officer                  Inc.; Senior Vice President and Chief Compliance
                                          Officer, A I M Advisors, Inc.; Chief Compliance
                                          Officer, The AIM Family of Funds--Registered
                                          Trademark--; Vice President and Chief Compliance
                                          Officer, A I M Capital Management, Inc.; and Vice
                                          President, A I M Distributors, Inc., AIM Investment
                                          Services, Inc. and Fund Management Company

                                          Formerly: Global Head of Product Development,
                                          AIG-Global Investment Group, Inc.; Chief
                                          Compliance Officer and Deputy General Counsel,
                                          AIG-SunAmerica Asset Management, and Chief
                                          Compliance Officer, Chief Operating Officer and
                                          Deputy General Counsel, American General
                                          Investment Management

          TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2005



                                                                                   AGGREGATE DOLLAR RANGE OF
                                                                                   EQUITY SECURITIES IN ALL
                                                                                     REGISTERED INVESTMENT
                                                                                     COMPANIES OVERSEEN BY
                                                                                          TRUSTEE IN
                                                                                    THE AIM FAMILY OF FUNDS
    NAME OF TRUSTEE          DOLLAR RANGE OF EQUITY SECURITIES PER PORTFOLIO       --Registered Trademark--
-----------------------   -----------------------------------------------------   --------------------------
Robert H. Graham                                  [-0-]                                 [Over $100,000]
Mark H. Williamson                                [-0-]                                 [Over $100,000]
Bob R. Baker                                      [-0-]                                 [Over $100,000]
Frank S. Bayley                                   [-0-]                                 [Over $100,000]
James T. Bunch            [Premier Portfolio                       $1 - $10,000       [Over $100,000(3)]
                          Premier Tax-Exempt Portfolio             $1 - $10,000
                          Premier U.S. Government Money Portfolio $1 - $10,000]
Bruce L. Crockett                                 [-0-]                               [Over $100,000(3)]
Albert R. Dowden                                  [-0-]                                 [Over $100,000]
Edward K. Dunn, Jr.                               [-0-]                               [Over $100,000(3)]
Jack M. Fields                                    [-0-]                               [Over $100,000(3)]
Carl Frischling                                   [-0-]                               [Over $100,000(3)]
Gerald J. Lewis           [Premier Portfolio                       $1 - $10,000       [Over $100,000(3)]
                          Premier Tax-Exempt Portfolio             $1 - $10,000
                          Premier U.S. Government Money Portfolio $1 - $10,000]
Prema Mathai-Davis                                [-0-]                               [Over $100,000(3)]
Lewis F. Pennock                                  [-0-]                                 [Over $100,000]
Ruth H. Quigley                                   [-0-]                               [$10,001 - $50,000]
Larry Soll                [Premier Portfolio                       $1 - $10,000       [Over $100,000(3)]
                          Premier Tax-Exempt Portfolio             $1 - $10,000
                          Premier U.S. Government Money Portfolio $1 - $10,000]
Raymond Stickel, Jr.(4)                           [-0-]                                      [-0-]



----------
(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.



(4) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

                                   APPENDIX D

                           TRUSTEES COMPENSATION TABLE


     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2005:



                                                 RETIREMENT
                               AGGREGATE          BENEFITS      ESTIMATED ANNUAL   TOTAL COMPENSATION
                              COMPENSATION     ACCRUED BY ALL     BENEFITS UPON       FROM ALL AIM
         TRUSTEE           FROM THE TRUST(1)    AIM FUNDS(2)      RETIREMENT(3)         FUNDS(4)
------------------------   -----------------   --------------   ----------------   ------------------
Bob R. Baker                       $              $200,136          $162,613            $213,750
Frank S. Bayley                                    132,526           120,000             229,000
James T. Bunch                                     162,930           120,000             198,500
Bruce L. Crockett                                   83,764           120,000             359,000
Albert R. Dowden(5)                                112,024           120,000             229,000
Edward K. Dunn, Jr.                                141,485           120,000             229,000
Jack M. Fields                                      59,915           120,000             185,000
Carl Frischling (6)                                 59,042           120,000             195,250
Gerald J. Lewis(5)                                 162,930           114,375             198,500
Prema Mathai-Davis                                  69,131           120,000             213,750
Lewis F. Pennock                                    86,670           120,000             198,500
Ruth H. Quigley                                    154,658           120,000             213,750
Larry Soll                                         201,483           138,990             198,500
Raymond Stickel, Jr. (7)                                --           120,000              54,000



(1) Amounts shown are based on the fiscal year ended August 31, 2006. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2006, including earnings, was $____.



(2) During the fiscal year ended August 31, 2006, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $____.



(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement assumes each trustee serves until his or her normal retirement date.



(4) All trustees currently serve as trustees of 18 registered investment companies advised by AIM.



(5) Mr. Dunn and Mr. Lewis retired effective March 31, 2006 and December 31, 2005, respectively.



(6) During the fiscal year ended August 31, 2006, the Trust paid $2,577 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.



(7)  Mr. Stickel was elected as trustee of the Trust effective October 1, 2005.

                                   APPENDIX E

                          PROXY POLICIES AND PROCEDURES

                          (AS AMENDED OCTOBER 1, 2005)

A.   PROXY POLICIES

     Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

     I.   BOARDS OF DIRECTORS

          A board that has at least a majority of independent directors is integral to good corporate governance. The key board committees (e.g., Audit, Compensation and Nominating) should be composed of only independent trustees.

          There are some actions by directors that should result in votes being withheld. These instances include directors who:

          - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

          - Attend less than 75 percent of the board and committee meetings without a valid excuse;

          - It is not clear that the director will be able to fulfill his function;

          -    Implement or renew a dead-hand or modified dead-hand poison pill;

          - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

          - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

          - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

          Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

          - Long-term financial performance of the target company relative to its industry;

          -    Management's track record;

          -    Portfolio manager's assessment;

          -    Qualifications of director nominees (both slates);

          - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

          -    Background to the proxy contest.

     II.  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

          - It is not clear that the auditors will be able to fulfill their function;

          - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

          - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

     III. COMPENSATION PROGRAMS

          Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

          - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

          - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

          - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

          - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

          - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

     IV.  CORPORATE MATTERS

          We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

          - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

          - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

          - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

          - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

     V.   SHAREHOLDER PROPOSALS

          Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

          - We will generally abstain from shareholder social and environmental proposals.

          - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

          - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

          - We will generally vote for proposals to lower barriers to shareholder action.

          - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

     VI.  OTHER

          - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

          - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

          - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

          AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.   PROXY COMMITTEE PROCEDURES

     The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

     The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

     AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

     In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
     Trustees:

     1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

     2. AIM will not publicly announce its voting intentions and the reasons therefore.

     3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

     4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.   BUSINESS/DISASTER RECOVERY

     If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such subcommittee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.   RESTRICTIONS AFFECTING VOTING

     If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.   CONFLICTS OF INTEREST

     The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

     If AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.

     If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.   FUND OF FUNDS

     When an AIM Fund (an "Investing Fund") that invests in another AIM Fund(s) (an "Underlying Fund") has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.

G.   CONFLICT IN THESE POLICIES

     If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM's advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM's advisory clients and will inform the Funds' Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

                                   APPENDIX F

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

          A shareholder who owns beneficially 25% or more of the outstanding securities of the Portfolio is presumed to "control" that Portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


          All information listed below is as of October 2, 2006.



    PREMIER PORTFOLIO                Investor Class Shares   Institutional Class Shares
   Name and Address of                  Percentage Owned          Percentage Owned
    Principal Holder                       of Record                  of Record
----------------------------------   ---------------------   --------------------------
AIM Sec Lending                                --                         %
2 International Place Fl 31
Boston, MA 02100-4104
AMVESCAP National Trust Company                %                          --
TTEE FBO Paychex 401(k)
Incentive Retirement Plan
PO Box 105779
Atlanta, GA 30348-5779
Premier Fund of Funds 1
2 International Place, Fl 31                   --                         %
Boston, MA 02110
Premier Fund of Funds 2                        --                         %
2 International Place Fl 31
Boston, MA 02110



   PREMIER TAX-EXEMPT PORTFOLIO      Investor Class Shares   Institutional Class Shares
        Name and Address of             Percentage Owned          Percentage Owned
         Principal Holder                  of Record                  of Record
----------------------------------   ---------------------   --------------------------
College Advertising                            %                          --
PO Box 279
Warrenville, IL 60555-0279
L A Idler Trust UA 09/22/89                    %
2102 W Dry Creek Rd
Littleton, CO 80120-4421
Michael P Tinkler                              %
33 Beverly Ave
Lansdowne, PA 19050-2705
Oppenheimer & Co Inc                           --                         %
125 Broad St 16th Fl
New York, NY 10004-2400
Robert W. Trudeau TTEE                         --                         %
Robert W. Trudeau Trust 05/14/1998
2 Parwood Ct
Johnson City, TN 37601-2179
Wachovia Capital Markets, LLC                  --                         %
Attn:  Money Funds
8739 Research Drive
Capital Markets
Charlotte, NC 28262-0675

   PREMIER U.S. GOVERNMENT MONEY
             PORTFOLIO               Investor Class Shares   Institutional Class Shares
         Name and Address of            Percentage Owned          Percentage Owned
          Principal Holder                 of Record                  of Record
----------------------------------   ---------------------   --------------------------
None                                           --                         --

Management Ownership


          As of October 2, 2006, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Portfolio, except the trustees and officers as a group owned 11.01% of the outstanding Investor Class Shares of Premier Portfolio.

                                   APPENDIX G

                                 MANAGEMENT FEES


          For the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004, the management fees payable by the Portfolio, the amounts waived by AIM or INVESCO, as applicable, and the net fee paid by the Portfolio were as follows:


PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                       AUGUST 31, 2006                        AUGUST 31, 2005                        AUGUST 31, 2004
            -------------------------------------  -------------------------------------  -------------------------------------
                                          NET                                    NET                                    NET
             MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT
Advisor     FEE PAYABLE  FEE WAIVERS  FEE PAYABLE  FEE PAYABLE  FEE WAIVERS  FEE PAYABLE  FEE PAYABLE  FEE WAIVERS  FEE PAYABLE
-------     -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
AIM                                                  $114,815     $114,815        --        $167,238        --        $167,238
INVESCO(1)                                                 --           --        --        $ 69,984        --        $ 69,984


(1)  INVESCO served as the Portfolio's advisor prior to November 25, 2003.

                                   APPENDIX H

                          ADMINISTRATIVE SERVICES FEES


          For the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004, the Portfolio paid the following amounts to AIM or INVESCO for administrative service fees:



                                          Year ended August   Year ended August   Year ended August
Portfolio Name                                 31, 2006            31, 2005            31, 2004
--------------                            -----------------   -----------------   -----------------
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
AIM                                                                $24,247             $26,969
INVESCO(1)                                                         $     0             $ 8,621


(1)  INVESCO served as the Portfolio's advisor prior to November 25, 2003.

                                   APPENDIX I

                    PURCHASE OF SECURITIES OF REGULAR BROKERS

PURCHASES OF SECURITIES OF REGULAR BROKERS


          During the last fiscal year ended August 31, 2006, the Portfolio held securities issued by the following companies, which are "regular" brokers of the
Portfolio:



            PORTFOLIO                      SECURITY         MARKET VALUE
            ---------                      --------         ------------
PREMIER U.S. GOVERNMENT PORTFOLIO
BNP Paribas Securities Corp.        Repurchase Agreements         $
Citigroup Global Markets Inc.       Repurchase Agreements
Credit Suisse First Boston LLC      Repurchase Agreements
Goldman, Sachs & Co.                Repurchase Agreements
Morgan Stanley & Co. Inc.           Repurchase Agreements

                                  APPENDIX J-1
                    PENDING LITIGATION ALLEGING MARKET TIMING



          The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived (with the exception of the Sayegh lawsuit discussed below).



          RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



          MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond
          R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



          RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

          L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC.
          V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



          RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



          JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC.,

          BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



          STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND,

          INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers

          Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



          PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



          LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



          ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH

          FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



          JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



          EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM

          COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



          SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
          V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



          CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



          HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



          CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
          Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



          ANNE G. PERENTESIS (WIDOW) V. AIM INVESTMENTS, ET AL (INVESCO FUNDS GROUP, INC.), in the District Court of Maryland for Baltimore County (Case No. 080400228152005), filed on July 21, 2005. This claim alleges financial losses, mental anguish and emotional distress as a result of unlawful market timing and related activity by the defendants. The plaintiff in this case is seeking damages and costs and expenses.



          Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital

Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.



          RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN),
          V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES
          Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON
          (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



          CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH

          H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



          MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.



          On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative (Essenmacher) and class action (Lepera) lawsuits. The MDL Court dismissed all derivative causes of action in the Essenmacher lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the Lepera class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. On June 14, 2006, the MDL Court entered an order dismissing the Section 48 claim in the derivative (Essenmacher) lawsuit. Based on the MDL Court's March 1, 2006 and June 14, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. Defendants filed their Original Answer in the class action (Lepera) lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative (Essenmacher) lawsuit. The Plaintiffs in the class action (Lepera) lawsuit stipulated that their claims against AIM, ADI and AIM Investment Services, Inc. ("AIS") are based solely on successor liability for alleged timing in the AIM Funds formerly advised by IFG and that they are not making any claims based on alleged timing in the other AIM Funds. Based upon this stipulation, AIM withdrew its pending Motion to Dismiss the claims against AIM, ADI and AIS.



          On September 15, 2006, Judge Motz for the MDL Court granted the AMVESCAP Defendants' motion to dismiss the ERISA (Calderon) lawsuit and dismissed such lawsuit. The Plaintiff has the right to appeal Judge Motz's decision.

                                  APPENDIX J-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING



          The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived.



          T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V.
          T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by Plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss Plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion. Plaintiffs have filed a Notice of Appeal. On September 2, 2005, the Court combined the nine cases on this subject matter, including the case against AIM.



          JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX J-3
     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



          The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived.



          All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed. On December 29, 2005, Defendants filed a Notice of Tag-Along case in the MDL Court regarding this matter due to the extensive allegations of market timing contained in Plaintiffs' Second Amended Consolidated Complaint. Pursuant to a Transfer Order issued by the MDL Court on June 16, 2006, the Berdat lawsuit was transferred to the MDL Court for pre-trial proceedings.



          RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



          DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



          FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX J-4
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS



          The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived.



          By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On September 29, 2006, the Court dismissed with prejudice all claims in the Boyce lawsuit except for the Section 36(b) claim, which Section 36(b) claim was dismissed with leave to amend to plead it properly as a derivative claim.



          JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT
          H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
          R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
          H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED

          FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY
          W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND,

          AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



          HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
          R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits


a (1)      -    (a) Amended and Restated Agreement and Declaration of Trust of
                AIM Treasurer's Series Trust dated September 14, 2005.(10)



           - (b) Amendment No. 1, dated May 24, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005.(12)



           - (c) Amendment No. 2, dated July 5, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005.(12)



b (1)      -    (a)  Amended and Restated Bylaws of AIM Treasurer's Series Trust
                adopted effective September 14, 2005.(10)



           - (b) Amendment No. 1, dated August 1, 2006, to Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(12)


c          -    Articles II, VI, VII, VIII and IX of the Amended and Restated
                Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, define rights of holders of shares.

d (1)      -    (a) Master Investment Advisory Agreement, dated November 25,
                2003, between Registrant and A I M Advisors, Inc. with respect to INVESCO Treasurer's Money Market Reserve Fund and INVESCO
                Treasurer's Tax-Exempt Reserve Fund and INVESCO.(7)

           - (b) Amendment No. 1, dated October 15, 2004, to the Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. with respect to INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund.(7)

           - (c) Amendment No. 2, dated February 25, 2005, to the Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. with respect to Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.(10)

e (1)      -    (a) Underwriting Agreement, dated November 25, 2003, between
                Registrant and Fund Management Company, Inc. with respect to
                INVESCO Treasurer's Money Market Reserve Fund and INVESCO
                Tax-Exempt Reserve Fund.(2)

           - (b) Amendment No. 1, dated October 15, 2004, to the Underwriting Agreement between Registrant and Fund Management Company with respect to INVESCO Treasurer's Money Market Reserve Fund and INVESCO Tax-Exempt Reserve Fund.(7)

           - (c) Amendment No. 2, dated February 25, 2005, to the Underwriting Agreement between Registrant and Fund Management Company with respect to Institutional Class Shares of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.(10)

(2)        -    (a) Amended and Restated Master Distribution Agreement dated
                August 18, 2003 (all classes of shares except Class B shares).(6)

           - (b) Amendment No. 1, dated October 29, 2003, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(6)

           - (c) Amendment No. 2, dated November 4, 2003, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(6)

           - (d) Amendment No. 3, dated November 20, 2003, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(7)

           - (e) Amendment No. 4, dated November 24, 2003, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(7)

           - (f) Amendment No. 5, dated November 25, 2003, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(7)

           - (g) Amendment No. 6, dated January 6, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(7)

           - (h) Amendment No. 7, dated March 31, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(7)

           - (i) Amendment No. 8, dated April 30, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(7)

           - (j) Amendment No. 9, dated September 14, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(7)

           - (k) Amendment No. 10, dated September 15, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(7)

           - (l) Amendment No. 11, dated October 15, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(7)

           - (m) Amendment No. 12, dated November 30, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(8)

           - (n) Amendment No. 13, dated December 30, 2004, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(10)

           - (o) Amendment No. 14, dated February 25, 2005, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(10)

           - (p) Amendment No. 15, dated March 15, 2005, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(10)

           - (q) Amendment No. 16, dated April 29, 2005, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(10)

           - (r) Amendment No. 17, dated July 13, 2005, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(10)

           - (s) Amendment No. 18, dated July 18, 2005, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(10)

           - (t) Amendment No. 19, dated October 22, 2005, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(11)

           - (u) Amendment No. 20, dated October 25, 2005, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(11)

           - (v) Amendment No. 21, dated October 31, 2005, to Amended and Restated Master Distribution Agreement (all classes of shares except Class B Shares).(11)


           - (w) Amendment No. 22, dated January 31, 2006, to the Amended and Restated Master Distribution Agreement (all classes or shares except Class B shares).(12)



           - (x) Amendment No. 23, dated March 27, 2006, to the Amended and Restated Master Distribution Agreement (all classes or shares except Class B shares).(12)



           - (y) Amendment No. 24, dated March 31, 2006, to the Amended and Restated Master Distribution Agreement (all classes or shares except Class B shares).(12)



           - (z) Amendment No. 25, dated April 10, 2006, to the Amended and Restated Master Distribution Agreement (all classes or shares except Class B shares).(12)



           - (aa) Amendment No. 26, dated April 14, 2006, to the Amended and Restated Master Distribution Agreement (all classes or shares except Class B shares).(12)



           - (bb) Amendment No. 27, dated July 27, 2006, to the Amended and Restated Master Distribution Agreement (all classes or shares except Class B shares).(12)



           - (cc) Amendment No. 28, dated July 31, 2006, to the Amended and Restated Master Distribution Agreement (all classes or shares except Class B shares).(12)



           - (dd) First Restated Master Distribution Agreement dated August 18, 2003 (all classes of shares except Class B shares).(12)


(3)        -    Form of Selected Dealer Agreement between A I M Distributors,
                Inc. and selected dealers.(11)

(4)        -    Form of Bank Selling Group Agreement between A I M Distributors,
                Inc. and banks.(11)

f (1)      -    Retirement Plan for Independent Directors.(7)

  (2)      -    Form of AIM Funds Director Deferred Compensation Agreement, as
                amended March 7, 2000, September 28, 2001 and September 26,
                2002.(11)


g (1)      -    (a) Custody Agreement between Registrant and The Bank of New
                York, dated December 8, 2003.(7)



                (b) Amendment No. 1, dated May 31, 2005, to the Custody Agreement between Registrant and The Bank of New York, dated December 8, 2003. (12)


  (2)      -    Agreement among JPMorgan Chase Bank, N.A., The Bank of New York,
                A I M Investment Services, Inc. and Registrant, dated June 20,
                2005. (11)
h (1)      -    (a) Amended and Restated Transfer Agency Agreement, dated
                February 25, 2005, between Registrant and AIM Investment
                Services, Inc. with respect to Premier Portfolio, Premier
                Tax-Exempt Portfolio and Premier U.S. Government Money
                Portfolio.(7)

           - (b) Amendment No. 1, dated July 1, 2005, between Registrant and AIM Investment Services, Inc.(11)


  (2)      -    Second Amended and Restated Master Administrative Service
                Agreement dated July 1, 2006, between Registrant and A I M
                Advisors, Inc.(12)


  (3)      -    Memorandum of Agreement, regarding securities lending, dated
                October 29, 2003, between Registrant, on behalf of all Funds, and A I M Advisors, Inc.(11)

  (4)      -    Memorandum of Agreement, regarding fee waivers, dated June 30,
                2005, between Registrant, on behalf of Premier Portfolio and Premier U.S. Government Money Portfolio and A I M Advisors,
                Inc.(11)

  (5)      -    Second Amended and Restated Interfund Loan Agreement, dated
                April 30, 2004, between Registrant and A I M Advisors, Inc.(10)

i          -    None.


j (1)      -    Consent of Ballard Spahr Andrews & Ingersoll, LLP.(12)



  (2)      -    Consent of PricewaterhouseCoopers, LLP.- None.



k          -    Financial Statements for the period ended August 31, 2006 are incorporated by reference to the Funds' annual reports to shareholders contained in the Registrant's Form N-CSR filed on [ ].


l          -    Not applicable.


n          -    Tenth Amended and Restated Multiple Class Plan of the AIM Family
                of Funds(R) effective December 12, 2001, as amended and restated effective July 5, 2006.(12)


o          -    Not applicable.


p          -    AIM Funds, A I M Management Group Inc. Code of Ethics, adopted
                May 1, 1981, as last amended effective February 16, 2006, relating to A I M Management Group Inc., A I M Advisors, Inc., A
                I M Capital Management, Inc., AIM Private Asset Management,
                Inc., A I M Distributors, Inc., Fund Management Company and all of their wholly owned and indirect subsidiaries.(12)



q          -    Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden,
                Fields, Frischling, Graham, Mathai-Davis, Pennock, Quigley,
                Soll, Stickel, Taylor and Zerr.(12)

-----------------
(1) ncorporated by reference to PEA No. 31 to the registration statement filed on August 28, 2003.

(2) Incorporated by reference to PEA No. 30 to the registration statement filed on August 27, 2003. (Identical except for the name of the Registrant (AIM Treasurer's Series Trust) and the date.)

(3) Incorporated by reference to PEA No. 47 to the Registration Statement of INVESCO Money Market Funds, Inc. filed on August 12, 2003. (Identical except for the name of the Registrant (AIM Treasurer's Series Trust) and the date.)

(4) Incorporated by reference to the Registration Statements on Form N-14 of AIM Investment Securities Funds and AIM Tax-Exempt Funds filed on August 13, 2003.

(5) Incorporated by reference to PEA No. 77 to the Registration Statement of AIM Equity Funds filed on July 7, 2003.

(6) Incorporated by reference to PEA No. 32 to the registration statement filed on October 30, 2003.

(7) Incorporated by reference to PEA No. 34 to the registration statement filed on December 2, 2004.

(8) Incorporated by reference to PEA No. 35 to the registration statement filed on December 23, 2004.

(9) Incorporated by reference to PEA No. 36 to the registration statement filed on December 23, 2004.


(10) Incorporated by reference to PEA No. 37 to the registration statement filed on October 19, 2005.



(11) Incorporated by reference to PEA No. 38 to the registration statement filed on December 19, 2005.



(12)  Filed herewith electronically.


Item 24. Persons Controlled by or Under Common Control With the Fund

      No person is presently controlled by or under common control with the Trust.

Item 25. Indemnification


      Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant's Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See
      Item 23(a) and (b) above. Under the Amended and Restated Agreement and Declaration of Trust effective as of September 14, 2005, as amended, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant's Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).



      The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers with limits up to $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

      Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor

      The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment advisor.

Item 27. Principal Underwriters

(a) A I M Distributors, Inc., the principal underwriter of the Registrant's Investor Class Shares, also acts as principal underwriter to the following investment companies:


AIM Core Allocation Portfolio Series     AIM Investment Securities Funds
AIM Equity Funds                         AIM Sector Funds
                                         AIM Special Opportunities Funds
AIM Funds Group                          AIM Stock Funds
AIM Growth Series                        AIM Summit Fund
AIM International Mutual Funds           AIM Tax-Exempt Funds
AIM Investment Funds                     AIM Variable Insurance Funds


      Fund Management Company, the principal underwriter of the Registrant's Institutional Class Shares, also acts as principal underwriter to the following investment companies:

      Short-Term Investments Trust
      Tax-Free Investments Trust

(b)


Name and Principal         Position and Officers with       Position and Officers with        Positions and Offices
Business Address*           A I M Distributors, Inc.          Fund Management Company            with Registrant
-----------------           -------------------------       --------------------------        ---------------------
Gene L. Needles            Chairman, Director,              None                              None
                           President & Chief
                           Executive Officer

Karen Dunn Kelley          None                             Director & President              President and Principal
                                                                                              Executive Officer

Philip A. Taylor           Director                         Director & Chairman               Trustee & Executive Vice
                                                                                              President

John S. Cooper             Executive Vice President         None                              None

James E. Stueve            Executive Vice President         None                              None

Michael A. Bredlau         Senior Vice President            None                              None

John M. Zerr               Senior Vice President &          Vice President & Secretary        Senior Vice President,
                           Secretary                                                          Secretary & Chief Legal
                                                                                              Officer

Lawrence E. Manierre       Senior Vice President            None                              None

Ivy B. McLemore            Senior Vice President            None                              None

David J. Nardecchia        Senior Vice President            None                              None

Margaret A. Vinson         Senior Vice President            None                              None

Gary K. Wendler            Senior Vice President            None                              None

Scott B. Widder            Senior Vice President            None                              None

Patrick R. Bray            None                             Senior Vice President             None

William Hoppe, Jr.         None                             Senior Vice President             None

Lyman Missimer III         None                             Senior Vice President             None

Rebecca Starling-Klatt     Chief Compliance Officer &       Chief Compliance Officer &        None
                           Assistant Vice President         Assistant Vice President

David A. Hartley           Treasurer & Chief                Treasurer & Chief Financial       None
                           Financial officer                officer

Lance A. Rejsek            Anti-Money Laundering            Anti-Money Laundering             Anti-Money Laundering
                           Compliance Officer               Compliance Officer                Compliance Officer


------------
*    11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c) Not applicable.

Item 28. Location of Accounts and Records

      A I M Advisors, Inc.
      11 Greenway Plaza, Suite 100
      Houston, TX   77046-1173

      The Bank of New York
      100 Church Street
      New York, NY 10286

      AIM Investment Services, Inc.
      P.O. Box 4739
      Houston, TX   77210-4739

Item 29. Management Services

      Not applicable.

Item 30. Undertakings

      Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1333 and the Investment Company Act of 1340, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 13th of October, 2006.

                                        REGISTRANT: AIM TREASURER'S SERIES TRUST

                                                By:  /s/ Karen Dunn Kelley
                                                    -------------------------
                                                    Karen Dunn Kelley, President

      Pursuant to the requirements of the Securities Act of 1333, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

           SIGNATURES                     TITLE            DATE
           ----------                     -----            ----

     /s/ Bob R. Baker*                   Trustee      October 13, 2006
-----------------------------------
        (Bob R. Baker)

     /s/ Frank S. Bayley*                Trustee      October 13, 2006
-----------------------------------
       (Frank S. Bayley)

     /s/ James T. Bunch*                 Trustee      October 13, 2006
-----------------------------------
       (James T. Bunch)

     /s/ Bruce L. Crockett*          Chair & Trustee  October 13, 2006
-----------------------------------
      (Bruce L. Crockett)

     /s/ Albert R. Dowden*               Trustee      October 13, 2006
-----------------------------------
      (Albert R. Dowden)

     /s/ Jack M. Fields*                 Trustee      October 13, 2006
-----------------------------------
       (Jack M. Fields)

     /s/ Carl Frischling*                Trustee      October 13, 2006
-----------------------------------
       (Carl Frischling)

       /s/ Robert H. Graham*             Trustee      October 13, 2006
-----------------------------------
     (Robert H. Graham)

     /s/ Prema Mathai-Davis*             Trustee      October 13, 2006
-----------------------------------
     (Prema Mathai-Davis)

     /s/ Lewis F. Pennock*               Trustee      October 13, 2006
-----------------------------------
      (Lewis F. Pennock)

     /s/ Ruth H. Quigley*                Trustee      October 13, 2006
-----------------------------------
      (Ruth H. Quigley)

         /s/ Larry Soll*                 Trustee      October 13, 2006
-----------------------------------
         (Larry Soll)

      /s/ Raymond Stickel, Jr.*          Trustee      October 13, 2006
-----------------------------------
    (Raymond Stickel, Jr.)

      /s/ Philip A. Taylor*               Trustee &             October 13, 2006
     -------------------------
        (Philip A. Taylor)        Executive Vice President

      /s/ Karen Dunn Kelley               President             October 13, 2006
     -------------------------
        (Karen Dunn Kelley)     (Principal Executive Officer)

       /s/ Sidney M. Dilgren     Vice President & Treasurer     October 13, 2006
     -------------------------
        (Sidney M. Dilgren)       (Principal Financial and
                                     Accounting Officer)

----------------
* By   /s/ Philip A. Taylor
      -------------------------
       Philip A. Taylor
       Attorney-in-Fact

* Philip A. Taylor, pursuant to powers of attorney dated September 12, 2006, filed herewith.

                                      INDEX

Exhibit
Number          Description
------          -----------
a(1)(b)         Amendment No. 1, dated May 24, 2006, to Amended and Restated
                Agreement and Declaration of Trust of Registrant, adopted
                effective September 14, 2005.

a(1)(c)         Amendment No. 2, dated July 5, 2006, to Amended and Restated
                Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005.

b(1)(b)         Amendment No. 1, dated August 1, 2006, to Amended and Restated
                Bylaws of Registrant, adopted effective September 14, 2005.

e(2)(w)         Amendment No. 22, dated January 31, 2006, to the Amended and
                Restated Master Distribution Agreement (all classes or shares except Class B shares), dated August 18, 2003, between
                Registrant and A I M Distributors, Inc.

e(2)(x)         Amendment No. 23, dated March 27, 2006, to the Amended and
                Restated Master Distribution Agreement (all classes or shares except Class B shares), dated August 18, 2003, between
                Registrant and A I M Distributors, Inc.

e(2)(y)         Amendment No. 24, dated March 31, 2006, to the Amended and
                Restated Master Distribution Agreement (all classes or shares except Class B shares), dated August 18, 2003, between
                Registrant and A I M Distributors, Inc.

e(2)(z)         Amendment No. 25, dated April 10, 2006, to the Amended and
                Restated Master Distribution Agreement (all classes or shares except Class B shares), dated August 18, 2003, between
                Registrant and A I M Distributors, Inc.

e(2)(aa)        Amendment No. 26, dated April 14, 2006, to the Amended and
                Restated Master Distribution Agreement (all classes or shares except Class B shares), dated August 18, 2003, between
                Registrant and A I M Distributors, Inc.

e(2)(bb)        Amendment No. 27, dated July 27, 2006, to the Amended and
                Restated Master Distribution Agreement (all classes or shares except Class B shares), dated August 18, 2003, between
                Registrant and A I M Distributors, Inc.

e(2)(cc)        Amendment No. 28, dated July 31, 2006, to the Amended and
                Restated Master Distribution Agreement (all classes or shares except Class B shares), dated August 18, 2003, between
                Registrant and A I M Distributors, Inc.

e(2)(dd)        First Restated Master Distribution Agreement dated August 18,
                2003 (all classes of shares except Class B shares).

g(1)(b) Amendment No. 1, dated May 31, 2005, to the Custody Agreement between Registrant and The Bank of New York, dated December 8,
                2003.

h(2)            Second Amended and Restated Master Administrative Service
                Agreement dated July 1, 2006, between Registrant and A I M
                Advisors, Inc.

j(1)            Consent of Ballard Spahr Andrews & Ingersoll, LLP

n Tenth Amended and Restated Multiple Class Plan of The AIM Family of Funds(R), effective December 12, 2001, as amended and restated effective July 5, 2006.

p               AIM Funds, A I M Management Group Inc. Code of Ethics, adopted
                May 1, 1981, as last amended effective February 16, 2006, relating to A I M Management Group Inc., A I M Advisors, Inc., A
                I M Capital Management, Inc., AIM Private Asset Management,
                Inc., A I M Distributors, Inc., Fund Management Company and all of their wholly owned and indirect subsidiaries.

q               Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden,
                Fields, Frischling, Graham, Mathai-Davis, Pennock, Quigley,
                Soll, Stickel, Taylor and Zerr.

                                                                            C-10